33' Act File No. 333-43671
40' Act File No. 811-8301

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 23	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 118	☑

(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes,
VP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2007 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Future Corporate Flexible Premium Variable Universal Life Insurance
Issued By
Nationwide Life Insurance Company
Through
Nationwide VLI Separate Account-4

The Date Of This Prospectus Is May 1, 2007
PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
Corporate Insurance Markets
One Nationwide Plaza, (1-11-08)
Columbus, OH 43215-2220

You should read your policy along with this prospectus.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC or NCUSIF insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance And The Policy	3
In Summary: Fee Tables	5
Policy Investment Options	7
The Fixed Investment Option
Variable Investment Options
Allocation of Net Premium and Cash Value
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Cash Value
Transfers Among and Between Policy Investment Options	11
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes to Make a Transfer
The Policy	13
Policy Owner Rights
The Beneficiary
To Purchase
Coverage
Coverage Effective Date
To Cancel (Examination Right)
To Change Coverage
To Irrevocably Transfer Cash Value Or Exchange The Policy
To Terminate Or Surrender
To Assign
Proceeds Upon Maturity
Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Riders	17
Change Of Insured Rider
Additional (insurance) Protection Rider
Premium	17
Initial Premium
Subsequent Premiums
Charges	18
Premium Load (Charge)
Partial Surrender Fee
Cost Of Insurance
Mortality And Expense Risk
Policy Loan Interest
Administrative
Additional (insurance) Protection Rider
A Note On Charges
Information on Underlying Mutual Fund Payments
The Death Benefit	23
Calculation Of The Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes In The Death Benefit Options
Suicide
Surrenders	25
Full Surrender
Other Amounts Paid At Surrender
Partial Surrender
Reduction Of Specified Amount On A Partial Surrender

Table of Contents (continued)
The Payout Options	26
Interest Income
Income For A Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint And Survivor Life
Alternate Life Income
Policy Owner Services	28
Dollar Cost Averaging
Policy Loans	28
Loan Amount And Interest
Collateral
Repayment
Net Effect Of Loans
Lapse	29
Grace Period
Reinstatement
Taxes	30
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrendering The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Taxation Of Death Benefits
Terminal Illness
Special Considerations For Corporations
Taxes And The Value Of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	36
Nationwide VLI Separate Account-4	36
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	37
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	40
Appendix A: Sub-Account Information	41
Appendix B: Definitions	50

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice Of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

✓	Option Three is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 24.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "The Payout Options," beginning on page 26.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change the Death Benefit option;

✓	Increase or decrease the Specified Amount;

✓	Change your beneficiaries; and

✓	Change who owns the policy.

For more information, see: "Changes In The Death Benefit Options," beginning on page 25; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 26; "The Beneficiary," beginning on page 13; and "Policy Owner Rights," beginning on page 13.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓	Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios plus 100% of the Fixed Account plus 100% of the loan account.

✓	The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 28.

✓	Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 26.

✓
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see "Full Surrender," beginning on page 25 and "The Payout Options" beginning on page 26.

Premium Flexibility

You will not be required to make your Premium payments according to a schedule.  Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment.  For more information, see "Premium," beginning on page 17.

Investment Options

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

✓	The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

For more information, see "The Fixed Investment Option," beginning on page 7.

✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-4 into a number of Sub-Account portfolios, identified in the "Appendix A: Sub-Account Information" section, to account for your allocations.  Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11 and "Modes To Make A Transfer," beginning on page 12.  For more information, see "Appendix A: Sub-Account Information," beginning on page 41 and "Variable Investment Options," beginning on page 7 .

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios of the variable investment option within limits.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information, see "Dollar Cost Averaging," beginning on page 28.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings.  This is known as tax deferral.  For more information, see "The Minimum Required Death Benefit," beginning on page 24.  Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income.  For more information, see "Taxes," beginning on page 30.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  For more information, see "To Assign," beginning on page 15.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see "To Cancel (Examination Right)," beginning on page 14.

Riders

You may purchase any of the available Riders.  Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

✓	Change Of Insured Rider (There is no charge for this Rider.)

✓	Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 17.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You will incur fees at the time of purchase that may more than offset any favorable Investment Experience.  As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

Unfavorable Investment Return

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient return.  There may not be a positive return, especially after the deductions for policy and Sub-Account portfolio charges.  Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

Effect Of Partial Surrenders And Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios.  As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options.  Thus, the remainder of your policy's Cash

Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment.  There will always be a Grace Period, and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender or a policy loan would decrease the policy’s Death Benefit, depending on how the Death Benefit relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date.  Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Risk

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers.  For more information, see " Sub-Account Portfolio Transfers," beginning on page 11 and "Modes To Make A Transfer," beginning on page 12.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.  A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund’s prospectus. You should read the mutual fund’s prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable investment options and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar to, but also different from, universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen.  Also, this policy’s cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured’s death, here is a basic overview.  (Please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured’s age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

✓
From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.  We call these charges periodic charges other than Sub-Account portfolio operating expenses.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first policy year, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured’s death, you may withdraw all, or a portion (after the first policy year), of the policy’s Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investment options.

For more information, see "Charges," beginning on page 18.

Transaction Fees (Charge)
Charge	When Charge Is Deducted	Amount (Deducted From Each Premium Payment)
Premium Load (Charge) (1), (2)	Upon Making A Premium Payment	Maximum Guaranteed Charge 9.00% Of Premium Payments
Partial Surrender Fee(3)	Upon Partial Surrender	Maximum Guaranteed Charge $25
Current Charge $0

_______________________________________

(1)
We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged.  We may profit from this charge.

(2)
The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the eighth policy year.  Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium.  For more information, see "Premium Load (Charge)" beginning on page 18.

(3)	The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount (Deducted From Each Premium Payment)
Cost Of Insurance(4), (5) Representative - For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative (6)
		$0.03 per month	$83.33 per month	$0.52 per month
Per $1,000 Of Net Amount at Risk – Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk	Daily, Based on an Annual Effective Rate	Maximum Guaranteed	Currently(7)
		0.75% of daily net assets	0.25% of daily net assets
Proportionately From Your Chosen Variable Investment Options
Policy Loan Interest (8)	Annually (Accrues Daily)	Maximum Guaranteed
3.75% Of The Policy Loan Balance
Current Rates
3.70% Of The Policy Loan Balance
On Balance of Policy Indebtedness

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount (Deducted From Each Premium Payment)
Administrative	Monthly	Maximum Guaranteed	Currently
		$10 per month	$5 per month
Proportionately From Your Chosen Variable And Fixed Investment Options
Additional (insurance) Protection Rider (9), (10), (11) Representative - For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative(12)
		$0.01 per month	$83.33 per month	$0.20 per month
Per $1,000 Of Additional Protection Proportionately From Your Chosen Variable And Fixed Investment Options

_______________________________________

(4)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5)
The cost of insurance rate will increase over time, but will never exceed the Maximum indicated in the table.  Ask for a policy illustration or see the Policy Data Page for more information on your cost.

(6)	This amount may not be representative of your cost.

(7) Currently, the Mortality and Expense Risk charge declines over time, as follows:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets

(8)
We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan.  Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.  If left unpaid, we will add it to the loan account.  As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily.  The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 28.

(9)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10)	Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

(11)	The continuation of the rider is contingent on the policy being In Force.

(12)	This amount may not be representative of your cost.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the each Sub-Account portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.00%	0.27%

Policy Investment Options

You may choose to allocate all or a portion of your Net Premium to any Sub-Account.  When this actually happens depends on the right to examine law of the state in which you live.  Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the cash value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires.  Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect when at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect at the time of the transfer.  After your right to cancel the policy expires, all Premium payments will be allocated to the Sub-Account choices in effect when we received the Premium payment.

The Fixed Investment Option

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.  Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Variable Investment Options

The separate account invests in shares of the available Sub-Account portfolios.  Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.  The "Appendix A: Sub-Account Information" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

The Sub-Accounts available through this policy are listed below.  For more information about the mutual funds, please refer to "Appendix A: Sub-Account Information" and/or the applicable mutual fund's prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
•	AIM V.I. International Growth Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein International Value Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
Baron Capital Funds Trust
•	Baron Capital Asset Fund: Insurance Shares
BlackRock
•	BlackRock International Index Portfolio: Class II
•	BlackRock Large Cap Core V.I. Fund: Class II
DWS Variable Series II
•	Dreman High Return Equity VIP: Class B
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund – International Value Portfolio: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Foreign Securities Fund: Class 2
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Lord Abbett Series Fund, Inc.
•	Mid-Cap Value Portfolio: Class VC
MFS Variable Insurance Trust
•	Research International Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”) (formerly, Gartmore Variable Insurance Trust (“GVIT”))
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly, GVIT Small Cap Value Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly, GVIT Small Company Fund: Class I)
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Money Market Fund: Class V
•	NVIT International Index Fund: Class II
•	Nationwide NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide®Fund: Class I
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA:
Non-Service Shares
•	Oppenheimer Global Securities Fund/VA:
Non-Service Shares
PIMCO Variable Insurance Trust
•	All Asset Portfolio: Administrative Class
•	Low Duration Portfolio: Administrative Class
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Pioneer Variable Contracts Trust
•	Pioneer High Yield VCT Portfolio: Class I Shares*
Royce Capital Fund
•	Royce Micro-Cap Portfolio
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Personal Strategy Balanced Portfolio
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I
•	Mid Cap Growth Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I
Van Eck Worldwide Insurance Trust
•	Worldwide Hard Assets Fund: Initial Class
W&R Target Funds, Inc.
•	Growth Portfolio
•	Real Estate Securities Portfolio

The following sub-account is only available in policies issued before May 1, 2006:

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares

The following sub-accounts are only available in policies issued before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Dreyfus
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class

The following sub-accounts are only available in policies issued before May 1, 2004:

Calvert Variable Series, Inc.
•	CVS Social Equity Portfolio
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class I
•	Nationwide NVIT Global Financial Services Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio: Class II

The following sub-accounts are only available in policies issued before February 1, 2003:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Nationwide Variable Insurance Trust
•	Gartmore NVIT International Growth Fund: Class I
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I*

Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following sub-accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class

The following sub-account is only available in policies issued before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

The following sub-accounts are only available in policies issued before September 27, 1999:

Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio

The following sub-account is no longer available to receive transfers or new Premium payments effective May 1, 2006:

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1
The following sub-account is no longer available to receive transfers or new Premium payments effective October 21, 2002:

Nationwide Variable Insurance Trust
•	Nationwide NVIT Money Market Fund: Class I

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation Of Net Premium And Cash Value

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions.  You must specify your Premium payments in whole percentages and any allocation you make must be at least 1%.  The sum of allocations must equal 100%.

Valuation of Accumulation Units

We will price Sub-Account Units on any day the New York Stock Exchange (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Units on these recognized holidays.

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Units if:

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  Any transaction you try to effect when we are closed will not happen until the next day we and the NYSE are both open for business.

How Sub-Account Investment Experience is Determined

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period.  The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a) is the sum of:

•	the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b) is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and

(c) is a charge for Mortality and Expense Risk.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  The Cash Value will vary depending on where you allocate your Net Premium.  Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts.  Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios.  It will also vary because we deduct the policy's periodic charges from the cash value.  So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.  If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value.  Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account.  For more information, see "The Fixed Investment Option," beginning on page 7 and "Loan Amount And Interest," beginning on page 28.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time).  A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges.  For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Sub-Account Investment Experience Is Determined," beginning on page 10.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts.  Prior to the policy’s Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts.  If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts that are designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner’s Sub-Account value.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months.  However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.  For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy" on page 15.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period.  We reserve the right to refuse any transfer to the fixed account if the fixed account’s Cash Value comprises more than 30% of the policy’s Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions).  Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period.  An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect.  Currently, interest crediting rates are reset at the beginning of each calendar quarter.

Modes To Make A Transfer

To make a transfer, send your written request to us at our Home Office via first class U.S. mail.  Upon receipt, we will process a transfer request at the end of the current Valuation Period.  We may also permit you to use other modes of communication, subject to limitations.

Our contact information is on the cover page of this prospectus.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices.   For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year.  If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail.  To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day.  We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved.  Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year.  Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons.  Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions.  It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us.  For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs.  We do not systematically monitor the transfer instructions of these individual persons.  We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size.  If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners.  We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the Internet or telephone, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions.  Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s, or ours, can experience slowdowns or outages for a variety of reasons.  These slowdowns or outages may delay or prevent our ability to process your request.  Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request in writing.

The Policy

The policy is a legal contract between you and us  (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy).  You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner Rights

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned.  You may also name a contingent policy owner.  While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application.  You may change the Insured by submitting a change request to us in writing.  If approved by us, the change will become effective when it was signed, rather than the date we received it.  The policy charges after the change will be based upon the new Insured’s characteristics.  For more information, see "Change Of Insured Rider" on page 17.

The Beneficiary

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy.  You name the beneficiary in the application for the policy.  You may name more than one beneficiary.  The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy.  The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living.  Any change must be in writing and satisfactory to us.  We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change.  Once we record the change, the change will be effective as of the date it was signed rather than the date we received it.  The change will not affect any payment we made or action we took before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you.  Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount in most states is $50,000.

We reserve the right to modify our minimum Specified Amount for new applicants at any time.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid.  It will end when the policy Lapses, or when we pay all the Proceeds from the policy.  We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

To Cancel (Examination Right)

You may cancel your policy during the free look period.  The free look period expires ten days after you receive the policy or longer if required by law.  If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request.  Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy.  We will treat the policy as if we never issued it.  Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live.  For more information, see "Allocation of Net Premium and Cash Value" beginning on page 10.

To Change Coverage

After the first policy year, you may request to change the Specified Amount.  Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit.  For more information, see "Changes In The Death Benefit Option," beginning on page 25.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79.  The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy’s Cash Value plus $8,000,000.  For more information, see "Calculation Of The Death Benefit Proceeds" beginning on page 23.

You may request to decrease the Specified Amount.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount.  Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year.

To Irrevocably Transfer Cash Value Or Exchange The Policy

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account.  After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios.  Rather, the policy's Cash Value will be credited with the fixed account's interest rate.  You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date.  For more information, see "In Summary: Fee Tables," beginning on page 5.  The exchange may have tax consequences.  For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 33.  This policy will terminate when the new policy takes effect.

To Terminate Or Surrender

You have the right to terminate the policy.  Or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.  For more information, see "Grace Period," beginning on page 29.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes.  For more information, see "Taxes-Surrendering the Policy," beginning on page 32.  The cash surrender value will be reduced by the outstanding amount of a policy loan.  For more information, see "Policy Loans" beginning on page 28.

To Assign

You may assign any rights under the policy while the Insured is alive.  If you make an assignment, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.  For more information, see "Policy Loans," beginning on page 28.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The maturity Proceeds will equal the policy's Cash Value minus any indebtedness.  After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

•	no additional Premium payments will be allowed;

•	no changes to the amount of the Specified Amount will be allowed;

•	if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 24;

•
the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

•	100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;

•	the Proceeds payable at the Insured’s death will be the greater of the Death Benefit or the Cash Value;

•
the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option 1 or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

•	the Maturity Date will not be extended where the policy will fail the definition of life insurance.

Reports And Illustrations

We will send you transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the specified coverage amount

•	the current Cash Value

•	Premiums paid

•	the Cash Surrender Value

•	all charges since the last report

•	outstanding policy indebtedness

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send reports to the address you provide on the application, or to another you may specify.  At any time, you may ask for an illustration of future benefits and values under the policy.  We do not charge for illustrations.

Errors Or Misstatements

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured’s death by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death.  We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured’s death.  The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

Incontestability

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

If We Modify The Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to design the policy to meet your specific needs.  You may elect one or both of them.  However, once the policy is In Force, we may require further evidence of insurability to add a Rider.  Availability varies by state.  You will incur an additional charge for the Additional Protection (insurance) Rider so long as: the policy remains in effect and the Rider's term has not expired; we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office.   For more information on the costs of the Additional (insurance) Protection Rider, see "In Summary: Fee Tables," beginning on page 5, and "Charges," beginning on page 18.

Change Of Insured Rider

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured.  You may elect this Rider at any time.

Additional (insurance) Protection Rider

This Rider is only available to purchase when you purchase the policy.  The benefit is supplemental life insurance on the Insured.  The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured’s death.

Before deciding whether to purchase the Additional (insurance) Protection Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.  For more information, see "Death Benefit Options" on page 24.

The Rider’s cost is determined by multiplying a monthly cost of insurance by the Rider’s Death Benefit amount.  For more information, see "In Summary: Fee Tables" on page 5.  You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider’s effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider.  Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider’s Death Benefit.  If the age of the Insured is misstated or erroneous, we will adjust the Rider’s Death Benefit to reflect the true age.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

Initial Premium

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Similarly, because Death Benefit Options 2 and 3 provide for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Options 2 and 3 may require a higher amount of Premiums.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50 per policy.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount at Risk.  Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner.  The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right.  If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

•
We will refund Premium payments that exceed the applicable Premium limit established by the IRS to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy; and

•
We may require that policy indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes.  We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50 per policy.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus.  See "In Summary: Fee Tables," beginning on page 5.  Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a premium load.  We will deduct all other charges from the policy’s cash value (rather than a Premium payment), except for mortality and expense risk.  We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.)  More detail about these charges is contained in the prospectus for the mutual fund.

Premium Load (Charge)

This charge partially recoups sales expenses and premium taxes.  After this charge is deducted, the remaining premium is invested in the investment options you elect.

The Premium load is calculated based on the policy’s target premium, which is determined in accordance with SEC rules and regulations.  The target premium is a specified percentage of the maximum Premium allowed under the Code to qualify the policy as life insurance.  Your Policy Data Page indicates your specific target premium.  The premium load calculation applicable to your policy depends on the date that you applied for orpurchased the policy, and the total premium paid to the policy in the first policy year (the “First Year Premium”).

Premium Load Applicable To Policies With Applications Signed
On Or After January 1, 2006

Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including target premium PLUS 5% of Premium payments in excess of target premium	1	7% of Premium payments up to and including target premium PLUS 4% of Premium payments in excess of target premium
	2	6% of Premium payments up to and including target premium PLUS 3% of Premium payments in excess of target premium
	3	5% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	4	4% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	5	3% of Premium payments up to and including target premium PLUS 2% of Premium payments in excess of target premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including target premium PLUS 3.5% of Premium payments in excess of target premium	8
9
10
3.5% of Premium payments	11 +

Premium Load Applicable To Policies Issued On Or After September 9, 2002
With Applications Signed Before January 1, 2006

Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including target premium PLUS 7% of Premium payments in excess of target premium	1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target premium
PLUS
[3.29% - (A x B)] of Premium payments for the rider portion of the Specified Amount, where
A = 1.29% of the Premium payments allocable to the rider portion of the Specified Amount; and
B = the ratio of the rider portion of the Specified Amount to the total Specified Amount

	2
	3
	4
	5
	6	3.5% of Premium payments
	7
5.5% of Premium payments	8
	9
	10
3.5% of Premium payments	11 +	2% of Premium payments

Premium Load Applicable To Policies Issued Prior To September 9, 2002

Policy Year	Premium Load for All Policies
1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target premium
PLUS
6.5% of Premium payments for the rider portion of the Specified Amount

2
3
4
5
6
7
8+	3.5% of Premium payments

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount.  Currently we do not assess this charge.

Cost Of Insurance

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount.  This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense.  The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings.  The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes.  Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge.  Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase.  Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience.  Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

Mortality And Expense Risk

The charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.  This charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis.  The current charge, which applies to policies with applications signed on or after January 1, 2006, declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

A separate mortality and expense risk charge schedule applies to policies with applications signed before January 1, 2006, as follows:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

Policy Loan Interest

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan.  If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

Administrative

The maximum guaranteed administrative charge is $10, but we currently are charging $5.  This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

Additional (insurance) Protection Rider

This charge compensates us for providing supplemental life insurance on the Insured.  We will determine this charge by multiplying the Rider’s current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider.  Periodically, we will reevaluate the Rider’s current cost of insurance rates based on our expectations about future experience.  Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.  Any changes in these expectations may result in increased cost of insurance charges for the Rider.
A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected.  Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance.  You may choose one of three Death Benefit options.  Not all Death Benefit options are available in all states.  If you do not elect a Death Benefit, the policy’s Death Benefit will be Option 1.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit.  Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000.  We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured.  If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000.  If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution.  For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code.  In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated.  We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded.  Taxes arising from the pre-death distribution, if any, are your responsibility.  We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

Death Benefit Options

There are the three Death Benefit options under the policy.  You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option 1

The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

Option 2

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

Option 3

The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by riders.  Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment.  For more information, see "Other Amounts Paid At Surrender" beginning on page 25.  This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

The Minimum Required Death Benefit

Each death benefit option has a minimum required Death Benefit.  The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

Changes In The Death Benefit Options

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1.  You may not change from or to Option 3.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change.  Because your Net Amount at Risk is the same before and after the reduction, reducing the Specified Amount by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.
Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders.  If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the cash surrender value at any time while the Insured is alive.  We calculate the cash surrender value based on the policy's cash value.  For more information, see "Cash Value," beginning on page 10.  To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

Other Amounts Paid At Surrender

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy’s Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue.  We will inform you of the availability of this arrangement at the time you apply for the policy.  This payment will not be made from the policy, but is a separate obligation of Nationwide.  This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments  may vary based on a number of factors, including:

•	the number of Insureds;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the policies are being purchased;

•	the expected persistency of the policies; and

•	any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy’s Cash Surrender Value from our general account.  We urge you to consult with your tax adviser about the tax treatment of additional surrender payments.  The criteria for additional surrender payments may change from time to time.  Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

Partial Surrender

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus.  We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

•	the minimum partial surrender is $500;

•	a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

•	the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

•	after the partial surrender, the policy continues to qualify as life insurance.

Reduction Of Specified Amount On A Partial Surrender

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender.  If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase.  Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in factors such as the fluctuation in the policy’s Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders.  A preferred partial surrender is a partial surrender that:

•	occurs before the 15th policy anniversary; and

•	when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

•	against the most recent increase in the Specified Amount;

•	against the next most recent increases in the Specified Amount in succession; and

•	against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none.  Certain partial surrenders may result in currently taxable income and tax penalties.  Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy.  For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 31.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application.  We will pay the Proceeds from our general account.  If you do not make an election, when the Insured dies, the beneficiary may do so.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured’s death) after we receive your written request at our Home Office.  We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account.  Also, we will postpone any payment of

Proceeds on the days we are unable to price Sub-Account Units.  For more information, see "Valuation of Accumulation Units," beginning on page 10 .  To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20.  At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office.  At any time before the Proceeds become payable, you may request to change your payout option in writing to our Home Office.  Changing the beneficiary of the policy will revoke the settlement options in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Income For A Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30).  Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us to our Home Office.  We will pay interest at an annually determined rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death.  During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income For Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals.  The total amount payable each year may not be less than 5% of the original Proceeds.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Joint And Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer.  We will make no payments to the last surviving payee's estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging.  A dollar cost averaging program may not be available in all states.  We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio.  With dollar cost averaging, you may also have Premium transferred from the NVIT Nationwide NVIT Money Market Fund.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.  Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit.  We call this advance a policy loan.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $500.  You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)	is 90% of the Sub-Account portfolios;

(2)	is 100% of the fixed account; and

(3)	is 100% of the loan account.

We guarantee the effective annual interest rate will not exceed 3.75%.  Interest will accrue daily and is due and payable at the end of each policy year or at the time of an additional loan.  If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

Collateral

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan.  We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime.  The minimum repayment is $50.  While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments.  If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

Net Effect Of Loans

The amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Accounts, nor credited with the interest rates accruing on the fixed account.  For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 5.  Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit.  Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount.  A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

Lapse

So long as your policy’s Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force.  The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both.  The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

Grace Period

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified.  The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal at least four times the current monthly deduction.  The Grace Period will end 61 days after the day the notice is mailed.  If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing evidence of insurability satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•	paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes of Which To Be Aware

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2007, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2007, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2007, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the contract would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.  If the contract is not issued as a modified endowment contract, we will monitor it and advise you if  the payment of a Premium, or other transaction, may cause the contract to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single contract for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the contract (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.  If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts generally are treated as being from the investment in the contract (generally, the Premiums paid for the contract), and then from the income in the contract.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner’s investment in the contract.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance contract that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the contract (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory back-up withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.  In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006, If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of section 101(j).  Contracts issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance by the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the

Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy.

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless

 Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation-skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–4

Organization, Registration And Operation

Nationwide VLI Separate Account-4 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at Net Asset Value.  Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent.  The substituted mutual fund or portfolio may have different fees and expenses.  Substitution may be made with respect to existing investments or the investments of future Premium, or both.  We will comply with federal securities laws to effect a substitution.  Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion, Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

Voting Rights

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received. What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life Insurance Company

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Financial Statements

The Statement of Additional Information contains consolidated financial statements for Nationwide Life Insurance Company and financial statements for Nationwide VLI Separate Account - 4.  You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  You have voting rights with respect to the Sub-Accounts.  For more information, see "Voting Rights," beginning on page 37.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
Investment Adviser:                                                         BAMCO, Inc.
Investment Objective:                                                         Capital appreciation.

BlackRock International Index Portfolio: Class II
Investment Adviser:                                                         Mercury Advisors
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (Capitalization Weighted) Index in U.S. dollars with net dividends (the "EAFE Index") as closely as possible before the deduction of portfolio expenses.

BlackRock Large Cap Core V.I. Fund: Class II
Investment Adviser:                                                         Mercury Advisors
Investment Objective:                                                         High total investment return.

Calvert Variable Series, Inc. - CVS Social Equity Portfolio
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Calvert Asset Management Company, Inc.
Sub-adviser:                                                         Atlanta Capital Management Company, L.L.C.
Investment Objective:                                                         Growth of capital.

Credit Suisse Trust - Global Small Cap Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This sub-account is only available in policies issued before May 1, 2000
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Investment Objective:                                                         Long-term growth of capital and income.

Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Results that exceed total return performance of the S&P Midcap 400.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth.

DWS Variable Series II - Dreman High Return Equity VIP: Class B
Investment Adviser:                                                         Deutsche Investment Management Americas Inc.
Sub-adviser:                                                         Dreman Value Management L.L.C.
Investment Objective:                                                         High rate of total return.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:                                                         Goldman Sachs Asset Management, L.P.
Investment Objective:                                                         Long-term capital appreciation.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                         JPMorgan Investment Advisors, Inc.
Investment Objective:                                                         Growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2006
Investment Adviser:                                                         JPMorgan Investment Advisors, Inc.
Investment Objective:                                                         Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Adviser:                                                         Lord, Abbett & Co. LLC
Investment Objective:                                                         Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - Research International Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment ManagementCompany
Investment Objective:
Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company
Investment Objective:
Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate shareof the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate shareof the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class V
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2005
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in "growth type" companies.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum total return consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I Shares
Investment Adviser:                                                         Pioneer Investment Management, Inc.
Investment Objective:                                                         Maximize total return through a combination of income and capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio
Investment Adviser:                                                         Royce & Associates, LLC
Investment Objective:                                                         Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: Class II
This sub-account is only available in policies issued before May 1, 2004
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital appreciation by investing in medium-sized growth companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term growth of capital primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Seeks capital appreciation and income from stocks and bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Advantus Capital Management, Inc.
Investment Objective:                                                         Total return through a combination of capital appreciation and current

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This sub-account is only available in policies issued before February 1, 2003
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

Appendix B: Definitions
Attained Age– The Insured’s Issue Age plus the number of full years since the Policy Date.
Cash Surrender Value – The policy’s Cash Value minus the amount of any loans and minus any outstanding charges.
Cash Value – The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy’s investment options.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.  The Death Benefit consists of the base policy coverage and the Additional (insurance) Protection Rider coverage, if applicable.

FDIC – Federal Deposit Insurance Corporation.
Grace Period– The period in which the Policy is In Force even though a Premium payment is past due.
Home Office– Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience– The rate of return or performance for investment options.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the Insured's 100th birthday.
NCUSIF – National Credit Union Share Insurance Fund.
Net Amount at Risk – The policy’s Death Benefit minus the policy’s Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page - The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
Premium – The amount of money you pay to begin and continue the policy.
Rider – An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.
Specified Amount – The dollar amount of insurance the owner selects.  The Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider.  This amount is used in determining the Death Benefit we will pay the beneficiary.

Sub-Accounts – The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.

Unit – Determines the variable investment part of your policy’s Cash Value. It represents your interest in the Sub-Accounts.
Us, we, our or the company – Nationwide Life Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner– the person named as the owner in the application, or the person assigned ownership rights.

OUTSIDE BACK COVER PAGE

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-4644. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-8301.

Securities Act of 1933 Registration File No. 333-43671.

Nationwide VLI Separate Account-4
(Registrant)

Nationwide Life Insurance Company
(Depositor)

Corporate Insurance Markets
One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2007 and the prospectuses for the variable investment options available under the policy.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2007.

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company.  All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Nationwide VLI Separate Account-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on December 3, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise our management or the management of the variable account.  We serve as the custodian of the assets of the variable account.

SAI - 1

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

We paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

The financial statements of Nationwide VLI Separate Account – 4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure
We underwrite the policies issued through Nationwide VLI Separate Account-4 and Nationwide VL Separate Account-C.  The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status.  Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan.  The most favorable is Class A, followed by Class B, and then Class C.  For policies issued before January 1, 2006, there are no sub-classifications.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

Net Amount at Risk
The policy’s cost of insurance is also dependent on the policy’s Net Amount At Risk, which equals the policy’s Death Benefit minus the policy’s Cash Value.  For policies with applications signed before January 1, 2006, the policy’s Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage.  For policies with applications signed on or after January 1, 2006, the policy’s Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of

SAI - 2

each to the total Specified Amount.  This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount of coverage received, as compared to the total Specified Amount.

If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.

Target Premium
We use “target premium” to calculate the premium load charge.  For all policies, target premium is calculated according to established SEC rules and regulations.  For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code.  For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance.  Additionally, in determining the target premium, we assume: the policy is not a modified endowment contract (as defined in the Code); the policy’s death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the investment experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials

We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

SAI - 3

The tables below show the numeric requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Younger Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%

Attained Age of Younger Insured	Percentage of Cash Value
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages.  These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%

Policy Year	Percentage of Cash Value
33	118%
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 641,761 shares (cost $7,746,543)	$8,573,932

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 59,531 shares (cost $1,365,024)	1,560,911

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares (AIMCapDev) 685,921 shares (cost $11,216,226)	12,641,516

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr) 668,117 shares (cost $16,204,413)	19,662,694

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 734,058 shares (cost $17,570,653)	19,959,024

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlVPIntlValA) 492,079 shares (cost $10,827,944)	12,282,295

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A (AlVPSmMdCpA) 187,235 shares (cost $3,072,162)	3,385,214

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 3,403,175 shares (cost $21,788,199)	29,369,401

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInfPro2) 620,755 shares (cost $6,397,394)	6,257,213

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 4,871,695 shares (cost $33,082,381)	49,301,553

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 791,444 shares (cost $6,337,268)	8,009,412

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV) 89,844 shares (cost $1,150,515)	1,211,993

American Century Variable Portfolios, Inc. – Ultra®Fund – Class I (ACVPUltra) 400,702 shares (cost $4,017,182)	4,023,048

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 8,613,430 shares (cost $66,622,286)	75,281,381

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista) 22,131 shares (cost $348,342)	348,349

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset) 400,378 shares (cost $11,463,419)	12,932,203

BlackRock International Index Portfolio – Class II (BRIntIndex) 139,917 shares (cost $1,644,964)	1,464,934

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp) 61,284 shares (cost $1,979,482)	1,972,125

Calvert Variable Series, Inc. – Social Equity Portfolio (CalVSSoEq) 6,726 shares (cost $118,588)	131,020

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 55,300 shares (cost $608,828)	810,701

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 147,699 shares (cost $1,237,053)	2,029,384
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 107,862 shares (cost $1,397,319)	$1,833,659

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap) 63,167 shares (cost $1,116,854)	1,098,481

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 1,314,107 shares (cost $21,495,262)	24,429,251

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 542,239 shares (cost $12,804,628)	15,426,696

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 10,679,822 shares (cost $295,158,994)	386,075,551

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 819,171 shares (cost $27,813,949)	34,855,721

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIDevLd) 19,757 shares (cost $807,824)	830,384

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal) 2,085,158 shares (cost $35,066,552)	40,660,588

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn) 11,376 shares (cost $167,847)	170,863

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead) 16,810 shares (cost $329,299)	362,257

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp) 63,070 shares (cost $362,551)	427,618

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 3,915 shares (cost $40,089)	41,185

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 4,532,541 shares (cost $51,303,856)	51,172,391

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 4,394,193 shares (cost $99,138,348)	114,732,373

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 2,825,006 shares (cost $82,313,010)	100,909,227

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 3,797,291 shares (cost $24,979,415)	23,998,878

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 1,983,800 shares (cost $34,191,454)	47,333,468

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 610,029 shares (cost $12,114,735)	14,536,987

Fidelity® Variable Insurance Products Fund II – Contrafund®Portfolio – Service Class (FidVIPConS) 6,267,438 shares (cost $160,780,598)	196,672,210

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 867,477 shares (cost $10,942,088)	10,999,603

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 722,147 shares (cost $10,169,915)	13,099,743

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 843,942 shares (cost $27,026,227)	29,191,938

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 600,775 shares (cost $7,806,058)	8,062,398

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 405,978 shares (cost $8,448,366)	7,705,457
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 58,190 shares (cost $649,448)	$673,841

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 112,088 shares (cost $1,265,128)	1,355,144

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 56,400 shares (cost $661,146)	701,611

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 75,971 shares (cost $1,274,033)	1,318,850

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 753,083 shares (cost $13,368,144)	15,724,376

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1 (FrVIPSmCapV1) 537,877 shares (cost $9,018,262)	10,257,309

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 190,767 shares (cost $3,354,636)	3,584,521

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3(FrVIPDevMrk3) 369,433 shares (cost $4,256,333)	5,090,790

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 194,917 shares (cost $2,729,853)	3,701,478

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,018,673 shares (cost $16,315,933)	19,069,549

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 311,683 shares (cost $4,989,179)	5,822,234

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 99,793 shares (cost $1,468,512)	1,545,790

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II (GVITAstAll2) 94,329 shares (cost $1,701,829)	1,752,640

Gartmore GVIT – American Funds GVIT Bond Fund – Class II (GVITBnd2) 63,492 shares (cost $735,161)	744,129

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II (GVITGlobGr2) 70,030 shares (cost $1,534,922)	1,635,198

Gartmore GVIT – American Funds GVIT Growth Fund – Class II (GVITGrowth2) 26,945 shares (cost $1,676,683)	1,746,604

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI) 167,400 shares (cost $2,596,126)	3,110,287

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 436,930 shares (cost $7,270,397)	8,096,321

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 1,705,805 shares (cost $22,349,758)	29,885,712
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 743,222 shares (cost $10,439,607)	$13,013,811

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 3,172,543 shares (cost $25,502,785)	25,316,897

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 1,026,381 shares (cost $8,105,617)	8,180,255

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 368,859 shares (cost $4,829,535)	4,887,382

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 332,459 shares (cost $3,551,558)	3,530,719

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 220,491 shares (cost $2,337,156)	2,346,019

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 1,317,579 shares (cost $4,838,072)	5,639,238

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 431,760 shares (cost $1,728,502)	1,860,887

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 339,355 shares (cost $3,928,329)	4,353,923

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 8,664,406 shares (cost $101,938,328)	98,341,002

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 1,380,194 shares (cost $12,737,491)	16,769,352

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 800,207 shares (cost $7,530,865)	9,658,502

Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6) 20,638 shares (cost $206,790)	223,099

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 1,851,870 shares (cost $21,541,580)	25,018,761

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 1,250,759 shares (cost $12,986,761)	13,095,442

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 5,052,656 shares (cost $55,769,695)	62,046,616

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 5,165,455 shares (cost $58,984,026)	67,667,455

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 2,297,679 shares (cost $25,001,270)	26,078,662

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I (GVITJPBal) 1,582,261 shares (cost $14,812,430)	17,404,872

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 583,834 shares (cost $14,497,239)	17,421,611

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 4,369,987 shares (cost $70,866,815)	81,238,063

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 115,461,952 shares (cost $115,461,952)	115,461,952

Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5) 331,551,882 shares (cost $331,551,882)	331,551,882

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 39,694,136 shares (cost $407,064,317)	528,725,885

Gartmore GVIT – Nationwide® Leaders Fund – Class I (GVITNWLead) 112,479 shares (cost $1,516,696)	1,545,460
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 1,397,403 shares (cost $20,776,850)	$22,931,384

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 6,450,836 shares (cost $75,850,088)	80,312,903

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 4,055,439 shares (cost $93,935,239)	101,345,430

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 620,618 shares (cost $6,916,554)	6,541,317

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I (GVITVKVal) 1,086,122 shares (cost $12,107,828)	13,619,970

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 1,889,444 shares (cost $18,700,219)	18,535,448

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 361,149 shares (cost $4,169,092)	5,742,265

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV) 4,334,754 shares (cost $68,919,597)	69,746,193

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 220,678 shares (cost $5,973,951)	6,362,145

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,498,305 shares (cost $34,247,492)	44,814,299

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 3,874,051 shares (cost $12,780,250)	16,542,197

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 42,218 shares (cost $558,977)	536,163

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 172,800 shares (cost $7,535,221)	8,778,232

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS) 1,202,260 shares (cost $34,389,454)	60,846,373

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 186,972 shares (cost $3,678,340)	3,975,025

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV) 18,509 shares (cost $293,453)	307,804

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV) 30,695 shares (cost $671,467)	668,544

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStl) 420,753 shares (cost $3,915,870)	4,481,019

MFS® Variable Insurance Trust – Value Series – Initial Class (MFSValueI) 253,212 shares (cost $3,257,729)	3,676,633

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 106,530 shares (cost $1,501,732)	1,547,881

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 707,237 shares (cost $10,512,073)	13,939,650

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 142,966 shares (cost $1,809,583)	2,042,985

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 761,477 shares (cost $9,761,133)	9,716,452

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 1,806,470 shares (cost $27,018,604)	42,018,501
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I (NBAMTPart) 978,518 shares (cost $19,050,352)	$20,705,440

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I (NBAMTRegI) 26,040 shares (cost $409,838)	422,116

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 46,494 shares (cost $790,840)	806,676

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio®– Class I (NBAMTSocRes) 163,205 shares (cost $2,420,411)	2,727,161

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 458,259 shares (cost $14,922,739)	16,950,987

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 2,971,299 shares (cost $99,367,749)	123,100,924

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 1,948,941 shares (cost $56,623,557)	71,701,536

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 517,182 shares (cost $4,234,120)	4,421,910

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares (OppMSt) 1,786,786 shares (cost $33,583,588)	44,276,545

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares (OppMStSCap) 235,721 shares (cost $3,927,088)	4,514,056

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 937,676 shares (cost $37,096,758)	47,680,845

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst) 131,681 shares (cost $1,542,958)	1,536,715

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 4,025,170 shares (cost $40,862,629)	40,493,211

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 3,611,424 shares (cost $45,959,037)	43,084,286

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 12,271,879 shares (cost $126,339,431)	124,191,419

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I (PioHiYield) 1,242,048 shares (cost $13,771,348)	13,674,952

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares (PVTGroIncIB) 45,422 shares (cost $1,117,108)	1,333,587

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB) 235,183 shares (cost $4,035,222)	4,854,171

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB) 13,279 shares (cost $356,622)	399,304

Royce Capital Fund – Micro Cap (RCFMicroCap) 3,401,475 shares (cost $44,327,178)	48,981,238

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 139,079 shares (cost $1,362,968)	1,447,816

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 3,661,397 shares (cost $82,754,741)	90,802,651
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 110,939 shares (cost $539,063)	$543,601

T. Rowe Price Mid Cap Growth Fund – II (TRowMidCap2) 960,746 shares (cost $23,741,289)	22,712,038

T. Rowe Price New America Growth Portfolio (TRowNewAmGr) 525,438 shares (cost $10,575,171)	11,307,436

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 802,182 shares (cost $13,715,199)	20,038,504

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 646,373 shares (cost $18,093,371)	21,142,859

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 193,244 shares (cost $2,203,897)	2,202,976

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,239,586 shares (cost $10,806,879)	11,057,110

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 477,081 shares (cost $5,945,767)	5,953,967

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 3,427,634 shares (cost $67,012,332)	100,635,320

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 2,355 shares (cost $22,205)	23,034

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 5,316 shares (cost $42,450)	46,660

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp) 1,187,655 shares (cost $24,586,942)	28,527,468

Total Investments	4,464,356,693

Accounts Receivable	85,675

Total Assets	4,464,442,368

Accounts Payable	–

Contract Owners Equity (note 7)	$4,464,442,368

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVPGrIncA	AlVPIntlValA	AlVPSmMdCpA
Reinvested dividends	$76,672,957	32,041	861	–	181,003	242,130	40,289	15,779
Mortality and expense risk charges (note 3)	(5,541,637)	(6,338)	–	(23,827)	(54,749)	(41,644)	(13,250)	–

Net investment income (loss)	71,131,320	25,703	861	(23,827)	126,254	200,486	27,039	15,779

Proceeds from mutual fund shares sold	1,140,316,057	1,312,530	149,409	5,068,843	10,649,205	4,235,798	907,194	1,348,047
Cost of mutual fund shares sold	(973,419,401)	(1,187,147)	(126,912)	(4,136,768)	(8,352,632)	(3,616,448)	(1,003,049)	(1,175,240)

Realized gain (loss) on investments	166,896,656	125,383	22,497	932,075	2,296,573	619,350	(95,855)	172,807
Change in unrealized gain (loss) on investments	167,698,301	446,439	64,228	577,441	1,887,880	1,156,397	1,454,350	2,419

Net gain (loss) on investments	334,594,957	571,822	86,725	1,509,516	4,184,453	1,775,747	1,358,495	175,226

Reinvested capital gains	96,963,068	354,271	–	214,763	–	880,352	52,921	260,883

Net increase (decrease) in contract owners’ equity resulting from operations	$502,689,345	951,796	87,586	1,700,452	4,310,707	2,856,585	1,438,455	451,888

Investment activity:	ACVPIncGr	ACVPInfPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$519,756	222,068	739,624	85,854	7,230	–	994,811	–
Mortality and expense risk charges (note 3)	(12,859)	–	(56,549)	–	–	(4,670)	(50,875)	(376)

Net investment income (loss)	506,897	222,068	683,075	85,854	7,230	(4,670)	943,936	(376)

Proceeds from mutual fund shares sold	4,648,196	2,252,459	9,940,290	494,584	887,042	4,235,748	20,855,281	80,964
Cost of mutual fund shares sold	(3,088,338)	(2,337,933)	(6,294,596)	(387,875)	(847,196)	(3,886,034)	(16,727,267)	(75,406)

Realized gain (loss) on investments	1,559,858	(85,474)	3,645,694	106,709	39,846	349,714	4,128,014	5,558
Change in unrealized gain (loss) on investments	2,321,259	(15,319)	6,143,566	1,216,942	69,490	(515,226)	598,190	(3,442)

Net gain (loss) on investments	3,881,117	(100,793)	9,789,260	1,323,651	109,336	(165,512)	4,726,204	2,116

Reinvested capital gains	–	–	–	–	36,808	–	6,275,420	410

Net increase (decrease) in contract owners’ equity resulting from operations	$4,388,014	121,275	10,472,335	1,409,505	153,374	(170,182)	11,945,560	2,150

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	BCFTCpAsset	BRIntIndex	BRLrgCp	CalVSSoEq	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryIPMidCap
Reinvested dividends	$–	52,652	14,810	–	–	19,749	15,350	3,849
Mortality and expense risk charges (note 3)	(37,388)	(2,405)	(5,231)	(194)	(325)	(222)	(122)	(2,586)

Net investment income (loss)	(37,388)	50,247	9,579	(194)	(325)	19,527	15,228	1,263

Proceeds from mutual fund shares sold	7,498,261	63,114	1,037,974	5,399	249,680	266,153	477,831	1,649,229
Cost of mutual fund shares sold	(6,787,398)	(55,033)	(969,795)	(4,952)	(131,828)	(176,919)	(390,984)	(1,669,226)

Realized gain (loss) on investments	710,863	8,081	68,179	447	117,852	89,234	86,847	(19,997)
Change in unrealized gain (loss) on investments	1,013,385	(180,415)	(10,146)	10,994	(23,716)	224,640	203,991	(77,469)

Net gain (loss) on investments	1,724,248	(172,334)	58,033	11,441	94,136	313,874	290,838	(97,466)

Reinvested capital gains	–	331,284	213,679	–	–	–	–	164,113

Net increase (decrease) in contract owners’ equity resulting from operations	$1,686,860	209,197	281,291	11,247	93,811	333,401	306,066	67,910

Investment activity:	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIDevLd	DryVIIntVal	DWSVHghRtrn	FedAmLead
Reinvested dividends	$87,107	15,965	6,273,092	505,780	3,628	453,326	–	4,783
Mortality and expense risk charges (note 3)	(38,112)	(2,670)	(573,852)	(38,526)	–	(90,105)	(84)	–

Net investment income (loss)	48,995	13,295	5,699,240	467,254	3,628	363,221	(84)	4,783

Proceeds from mutual fund shares sold	4,827,780	1,764,978	88,226,557	6,938,954	312,992	11,269,703	276	32,187
Cost of mutual fund shares sold	(4,215,687)	(1,820,385)	(76,329,079)	(5,358,553)	(293,787)	(8,828,263)	(260)	(28,531)

Realized gain (loss) on investments	612,093	(55,407)	11,897,478	1,580,401	19,205	2,441,440	16	3,656
Change in unrealized gain (loss) on investments	1,659,449	1,370,321	35,413,947	3,002,962	(67,857)	1,821,727	3,015	3,909

Net gain (loss) on investments	2,271,542	1,314,914	47,311,425	4,583,363	(48,652)	4,263,167	3,031	7,565

Reinvested capital gains	494,024	–	–	–	75,020	2,561,432	6,415	39,581

Net increase (decrease) in contract owners’ equity resulting from operations	$2,814,561	1,328,209	53,010,665	5,050,617	29,996	7,187,820	9,362	51,929

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FedCapAp	FedMrkOp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR
Reinvested dividends	$2,870	–	3,773,553	3,262,586	272,851	1,783,894	394,047	70,073
Mortality and expense risk charges (note 3)	–	–	(100,419)	(104,689)	(80,921)	(14,496)	(74,633)	–

Net investment income (loss)	2,870	–	3,673,134	3,157,897	191,930	1,769,398	319,414	70,073

Proceeds from mutual fund shares sold	42,635	206	53,280,307	13,139,607	14,310,827	5,105,015	15,201,025	1,212,670
Cost of mutual fund shares sold	(38,472)	(202)	(56,249,561)	(9,185,768)	(13,896,757)	(5,335,038)	(11,129,986)	(929,691)

Realized gain (loss) on investments	4,163	4	(2,969,254)	3,953,839	414,070	(230,023)	4,071,039	282,979
Change in unrealized gain (loss) on investments	51,818	1,096	1,422,971	(784,378)	5,487,027	928,822	2,726,908	1,463,144

Net gain (loss) on investments	55,981	1,100	(1,546,283)	3,169,461	5,901,097	698,799	6,797,947	1,746,123

Reinvested capital gains	–	–	–	12,637,235	–	–	306,743	52,656

Net increase (decrease) in contract owners’ equity resulting from operations	$58,851	1,100	2,126,851	18,964,593	6,093,027	2,468,197	7,424,104	1,868,852

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S
Reinvested dividends	$2,047,582	297,433	92,847	61,912	36,774	45,935	11,056	19,492
Mortality and expense risk charges (note 3)	(211,275)	(1,085)	(4,206)	(12,308)	(135)	–	–	–

Net investment income (loss)	1,836,307	296,348	88,641	49,604	36,639	45,935	11,056	19,492

Proceeds from mutual fund shares sold	29,978,822	515,297	4,134,859	6,009,399	1,090,045	2,595,083	122,743	76,109
Cost of mutual fund shares sold	(18,278,897)	(535,244)	(3,493,942)	(4,571,315)	(1,056,473)	(2,352,583)	(115,515)	(69,962)

Realized gain (loss) on investments	11,699,925	(19,947)	640,917	1,438,084	33,572	242,500	7,228	6,147
Change in unrealized gain (loss) on investments	(9,318,194)	100,550	(47,920)	(1,316,944)	(146,173)	(797,228)	19,784	71,282

Net gain (loss) on investments	2,381,731	80,603	592,997	121,140	(112,601)	(554,728)	27,012	77,429

Reinvested capital gains	15,541,966	18,136	–	2,795,083	1,229,164	1,001,993	2,850	12,045

Net increase (decrease) in contract owners’ equity resulting from operations	$19,760,004	395,087	681,638	2,965,827	1,153,202	493,200	40,918	108,966

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv	FrVIPSmCapV1	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec2
Reinvested dividends	$8,990	329	169,336	70,843	23,455	51,034	52,262	199,321
Mortality and expense risk charges (note 3)	–	–	–	–	(9,728)	–	–	(50,795)

Net investment income (loss)	8,990	329	169,336	70,843	13,727	51,034	52,262	148,526

Proceeds from mutual fund shares sold	65,452	129,161	2,043,331	1,699,219	2,019,376	1,120,842	1,025,895	6,710,883
Cost of mutual fund shares sold	(58,793)	(124,095)	(1,727,549)	(1,267,977)	(1,779,049)	(909,770)	(765,817)	(5,319,858)

Realized gain (loss) on investments	6,659	5,066	315,782	431,242	240,327	211,072	260,078	1,391,025
Change in unrealized gain (loss) on investments	31,837	44,817	1,648,834	535,635	154,996	648,770	419,827	1,461,209

Net gain (loss) on investments	38,496	49,883	1,964,616	966,877	395,323	859,842	679,905	2,852,234

Reinvested capital gains	6,386	44	68,181	298,012	131,249	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$53,872	50,256	2,202,133	1,335,732	540,299	910,876	732,167	3,000,760

Investment activity:	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntValI	GVITIntVal3
Reinvested dividends	$58,304	29,118	28,982	2,413	1,684	10,186	65,708	123,878
Mortality and expense risk charges (note 3)	–	–	–	–	–	–	–	–

Net investment income (loss)	58,304	29,118	28,982	2,413	1,684	10,186	65,708	123,878

Proceeds from mutual fund shares sold	770,445	367,698	35,153	9,429	72,853	88,718	850,592	1,569,833
Cost of mutual fund shares sold	(639,925)	(350,001)	(35,500)	(9,429)	(73,063)	(90,919)	(728,806)	(1,347,260)

Realized gain (loss) on investments	130,520	17,697	(347)	–	(210)	(2,201)	121,786	222,573
Change in unrealized gain (loss) on investments	667,348	73,043	50,812	8,969	100,276	69,921	262,686	496,243

Net gain (loss) on investments	797,868	90,740	50,465	8,969	100,066	67,720	384,472	718,816

Reinvested capital gains	–	–	–	–	–	–	202,934	403,845

Net increase (decrease) in contract owners’ equity resulting from operations	$856,172	119,858	79,447	11,382	101,750	77,906	653,114	1,246,539

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITEmMrkts	GVITEmMrkts3	GVITFHiInc	GVITFHiInc3	GVITGlFin	GVITGlHlth	GVITGlHlth3	GVITGlTech
Reinvested dividends	$173,849	71,767	1,789,146	475,086	82,129	–	–	–
Mortality and expense risk charges (note 3)	(48,942)	–	(27,257)	–	(3,414)	(3,910)	–	(7,319)

Net investment income (loss)	124,907	71,767	1,761,889	475,086	78,715	(3,910)	–	(7,319)

Proceeds from mutual fund shares sold	6,470,923	2,724,119	5,306,340	1,596,636	831,679	1,641,657	1,235,737	1,764,226
Cost of mutual fund shares sold	(4,271,953)	(2,293,879)	(5,369,110)	(1,611,819)	(744,558)	(1,600,845)	(1,329,111)	(1,695,917)

Realized gain (loss) on investments	2,198,970	430,240	(62,770)	(15,183)	87,121	40,812	(93,374)	68,309
Change in unrealized gain (loss) on investments	4,849,580	2,317,091	711,651	168,615	41,527	68,815	104,691	460,052

Net gain (loss) on investments	7,048,550	2,747,331	648,881	153,432	128,648	109,627	11,317	528,361

Reinvested capital gains	275,455	116,408	–	–	557,756	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,448,912	2,935,506	2,410,770	628,518	765,119	105,717	11,317	521,042

Investment activity:	GVITGlTech3	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntIdx6	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$–	81,320	4,446,214	8,651	54,417	2,038	437,711	391,302
Mortality and expense risk charges (note 3)	–	(1,074)	(171,857)	(2,159)	(2,750)	–	(15,916)	(11,395)

Net investment income (loss)	–	80,246	4,274,357	6,492	51,667	2,038	421,795	379,907

Proceeds from mutual fund shares sold	1,410,326	835,865	52,330,913	1,430,837	1,306,433	16,301	3,167,832	2,565,439
Cost of mutual fund shares sold	(1,333,461)	(835,853)	(56,485,655)	(1,324,800)	(908,396)	(16,454)	(2,525,304)	(2,580,152)

Realized gain (loss) on investments	76,865	12	(4,154,742)	106,037	398,037	(153)	642,528	(14,713)
Change in unrealized gain (loss) on investments	104,554	680,567	2,016,604	848,404	1,594,606	16,309	1,918,101	238,962

Net gain (loss) on investments	181,419	680,579	(2,138,138)	954,441	1,992,643	16,156	2,560,629	224,249

Reinvested capital gains	–	232,606	841,510	–	11,773	–	295,325	123,826

Net increase (decrease) in contract owners’ equity resulting from operations	$181,419	993,431	2,977,729	960,933	2,056,083	18,194	3,277,749	727,982

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITMyMkt5
Reinvested dividends	$1,360,211	1,331,756	669,778	426,226	–	891,863	5,084,140	11,460,488
Mortality and expense risk charges (note 3)	(32,713)	(15,383)	(40,367)	(9,847)	(4,698)	(110,551)	(26,225)	(603,177)

Net investment income (loss)	1,327,498	1,316,373	629,411	416,379	(4,698)	781,312	5,057,915	10,857,311

Proceeds from mutual fund shares sold	4,262,118	7,165,706	3,903,298	5,633,377	2,420,730	21,192,088	46,839,425	161,956,036
Cost of mutual fund shares sold	(3,300,097)	(5,279,014)	(3,435,331)	(4,282,829)	(1,917,648)	(13,141,753)	(46,839,425)	(161,956,036)

Realized gain (loss) on investments	962,021	1,886,692	467,967	1,350,548	503,082	8,050,335	–	–
Change in unrealized gain (loss) on investments	3,146,924	4,291,540	474,133	439,493	1,011,753	(3,099,405)	–	–

Net gain (loss) on investments	4,108,945	6,178,232	942,100	1,790,041	1,514,835	4,950,930	–	–

Reinvested capital gains	502,972	725,912	317,513	–	–	1,086,719	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,939,415	8,220,517	1,889,024	2,206,420	1,510,137	6,818,961	5,057,915	10,857,311

Investment activity:	GVITNWFund	GVITNWLead	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal	GVITMltSec
Reinvested dividends	$5,353,612	7,659	–	365,644	109,739	18,585	216,872	722,676
Mortality and expense risk charges (note 3)	(451,840)	(228)	(23,290)	(83,613)	(171,261)	(4,486)	(1,141)	(19,720)

Net investment income (loss)	4,901,772	7,431	(23,290)	282,031	(61,522)	14,099	215,731	702,956

Proceeds from mutual fund shares sold	7,831,584	406,874	13,304,567	32,381,732	41,341,579	2,067,982	2,446,309	5,309,683
Cost of mutual fund shares sold	(6,429,339)	(406,136)	(11,168,294)	(20,312,718)	(28,211,862)	(2,136,302)	(1,834,717)	(5,294,952)

Realized gain (loss) on investments	1,402,245	738	2,136,273	12,069,014	13,129,717	(68,320)	611,592	14,731
Change in unrealized gain (loss) on investments	56,960,310	83,224	(1,500,638)	(5,079,969)	(3,983,920)	(200,490)	499,983	51,097

Net gain (loss) on investments	58,362,555	83,962	635,635	6,989,045	9,145,797	(268,810)	1,111,575	65,828

Reinvested capital gains	–	113,501	–	6,169,351	2,239,910	130,686	577,219	38,017

Net increase (decrease) in contract owners’ equity resulting from operations	$63,264,327	204,894	612,345	13,440,427	11,324,185	(124,025)	1,904,525	806,801

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITWLead	GSVMdCpV	JanBal	JanForty	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGroS
Reinvested dividends	$46,359	621,541	159,786	61,155	–	677	75,317	1,035,189
Mortality and expense risk charges (note 3)	(1,399)	(174,173)	(18,830)	(41,598)	(4,761)	–	–	(47,359)

Net investment income (loss)	44,960	447,368	140,956	19,557	(4,761)	677	75,317	987,830

Proceeds from mutual fund shares sold	1,316,353	14,591,447	7,262,058	11,584,344	3,242,307	229,916	32,369	14,879,293
Cost of mutual fund shares sold	(918,807)	(13,064,165)	(6,543,076)	(7,532,018)	(2,514,799)	(236,085)	(32,201)	(6,333,432)

Realized gain (loss) on investments	397,546	1,527,282	718,982	4,052,326	727,508	(6,169)	168	8,545,861
Change in unrealized gain (loss) on investments	800,472	565,343	(247,691)	(196,228)	489,592	21,541	1,243,011	10,808,316

Net gain (loss) on investments	1,198,018	2,092,625	471,291	3,856,098	1,217,100	15,372	1,243,179	19,354,177

Reinvested capital gains	–	6,847,239	–	–	–	42,380	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,978	9,387,232	612,247	3,875,655	1,212,339	58,429	1,318,496	20,342,007

Investment activity:	JPMMidCapGr	JPMMidCapV	LAMidCapV	MFSInvGrStl	MFSValueI	NBAMTFasc	NBAMTGuard	NBAMTInt
Reinvested dividends	$–	7,753	3,175	–	24,098	–	107,565	3,750
Mortality and expense risk charges (note 3)	(10,359)	(1,589)	(923)	–	–	(1,815)	(11,914)	–

Net investment income (loss)	(10,359)	6,164	2,252	–	24,098	(1,815)	95,651	3,750

Proceeds from mutual fund shares sold	1,702,801	819,944	131,349	498,780	520,990	878,956	5,255,264	468,773
Cost of mutual fund shares sold	(1,471,657)	(815,609)	(127,781)	(438,872)	(416,201)	(800,314)	(3,009,402)	(404,385)

Realized gain (loss) on investments	231,144	4,335	3,568	59,908	104,789	78,642	2,245,862	64,388
Change in unrealized gain (loss) on investments	(10,397)	(30,208)	1,310	247,242	286,163	(36,527)	(418,853)	183,156

Net gain (loss) on investments	220,747	(25,873)	4,878	307,150	390,952	42,115	1,827,009	247,544

Reinvested capital gains	109,584	98,910	49,476	–	68,117	45,103	–	13,829

Net increase (decrease) in contract owners’ equity resulting from operations	$319,972	79,201	56,606	307,150	483,167	85,403	1,922,660	265,123

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTLMat	NBAMTMCGr	NBAMTPart	NBAMTRegI	NBAMTRegS	NBAMTSocRes	OppGlSec3	OppCapAp
Reinvested dividends	$272,797	–	145,279	1,603	3,419	3,512	109,643	492,032
Mortality and expense risk charges (note 3)	–	(22,024)	(8,489)	(873)	–	–	–	(202,004)

Net investment income (loss)	272,797	(22,024)	136,790	730	3,419	3,512	109,643	290,028

Proceeds from mutual fund shares sold	1,679,761	4,158,296	9,014,252	185,941	422,457	427,871	1,586,318	31,207,155
Cost of mutual fund shares sold	(1,696,908)	(2,254,637)	(6,078,285)	(200,746)	(414,879)	(343,792)	(1,369,633)	(24,649,134)

Realized gain (loss) on investments	(17,147)	1,903,659	2,935,967	(14,805)	7,578	84,079	216,685	6,558,021
Change in unrealized gain (loss) on investments	113,979	3,585,864	(2,822,988)	12,278	8,407	177,186	1,264,016	2,466,146

Net gain (loss) on investments	96,832	5,489,523	112,979	(2,527)	15,985	261,265	1,480,701	9,024,167

Reinvested capital gains	–	–	2,237,618	22,223	47,400	24,933	573,997	–

Net increase (decrease) in contract owners’ equity resulting from operations	$369,629	5,467,499	2,487,387	20,426	66,804	289,710	2,164,341	9,314,195

Investment activity:	OppGlSec	OppHighInc	OppMSt	OppMStSCap	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet
Reinvested dividends	$783,099	258,840	454,051	4,810	–	137,089	1,681,826	1,704,599
Mortality and expense risk charges (note 3)	(129,203)	–	(15,084)	–	(45,719)	(8,507)	(105,255)	(117,653)

Net investment income (loss)	653,896	258,840	438,967	4,810	(45,719)	128,582	1,576,571	1,586,946

Proceeds from mutual fund shares sold	22,784,327	3,629,272	5,548,846	713,142	11,086,192	3,064,536	13,164,309	9,633,598
Cost of mutual fund shares sold	(13,970,780)	(3,647,900)	(3,585,596)	(556,974)	(7,115,910)	(3,001,558)	(13,483,942)	(9,963,661)

Realized gain (loss) on investments	8,813,547	(18,628)	1,963,250	156,168	3,970,282	62,978	(319,633)	(330,063)
Change in unrealized gain (loss) on investments	(1,859,919)	119,146	3,463,093	210,349	(2,446,101)	(54,520)	210,497	(2,320,724)

Net gain (loss) on investments	6,953,628	100,518	5,426,343	366,517	1,524,181	8,458	(109,136)	(2,650,787)

Reinvested capital gains	4,090,534	–	–	94,934	–	3,877	–	1,140,949

Net increase (decrease) in contract owners’ equity resulting from operations	$11,698,058	359,358	5,865,310	466,261	1,478,462	140,917	1,467,435	77,108

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVITTotRet	PioHiYield	PVTGroIncIB	PVTIntEqIB	PVTVoyIB	RCFMicroCap	TRoeBlChip2	TRowEqInc2
Reinvested dividends	$4,529,999	678,616	18,028	12,530	389	84,130	2,764	1,073,160
Mortality and expense risk charges (note 3)	(280,433)	(32,699)	–	–	–	(139,651)	–	(208,820)

Net investment income (loss)	4,249,566	645,917	18,028	12,530	389	(55,521)	2,764	864,340

Proceeds from mutual fund shares sold	26,174,855	2,477,738	197,400	1,536,330	59,294	23,927,519	386,177	30,121,040
Cost of mutual fund shares sold	(26,924,213)	(2,618,082)	(161,769)	(1,160,522)	(52,368)	(19,647,182)	(366,047)	(26,662,690)

Realized gain (loss) on investments	(749,358)	(140,344)	35,631	375,808	6,926	4,280,337	20,130	3,458,350
Change in unrealized gain (loss) on investments	(291,320)	323,000	102,959	520,130	12,151	1,284,180	75,614	7,085,486

Net gain (loss) on investments	(1,040,678)	182,656	138,590	895,938	19,077	5,564,517	95,744	10,543,836

Reinvested capital gains	654,903	171,999	28,081	–	–	2,562,710	–	2,346,470

Net increase (decrease) in contract owners’ equity resulting from operations	$3,863,791	1,000,572	184,699	908,468	19,466	8,071,706	98,508	13,754,646

Investment activity:	TRowLtdTBd2	TRowMidCap2	TRowNewAmGr	VEWrldEMkt	VEWrldHAs	VKCorPlus	VKEmMkt	VKMidCapG
Reinvested dividends	$13,800	–	5,033	92,327	12,151	77,741	1,349,346	–
Mortality and expense risk charges (note 3)	–	(70,941)	(41,086)	(7,389)	(16,284)	–	(18,687)	(9,401)

Net investment income (loss)	13,800	(70,941)	(36,053)	84,938	(4,133)	77,741	1,330,659	(9,401)

Proceeds from mutual fund shares sold	141,187	15,288,789	10,060,186	3,430,052	10,778,845	442,354	10,392,600	3,313,020
Cost of mutual fund shares sold	(142,752)	(12,870,125)	(9,891,776)	(2,146,049)	(6,215,920)	(450,957)	(10,439,043)	(2,533,317)

Realized gain (loss) on investments	(1,565)	2,418,664	168,410	1,284,003	4,562,925	(8,603)	(46,443)	779,703
Change in unrealized gain (loss) on investments	5,730	(4,201,040)	86,063	2,758,263	(1,696,211)	542	(428,311)	(658,265)

Net gain (loss) on investments	4,165	(1,782,376)	254,473	4,042,266	2,866,714	(8,061)	(474,754)	121,438

Reinvested capital gains	–	2,767,140	140,937	1,453,634	1,034,045	10,330	293,124	414,443

Net increase (decrease) in contract owners’ equity resulting from operations	$17,965	913,823	359,357	5,580,838	3,896,626	80,010	1,149,029	526,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst	WRGrowth	WRRealEstS	WFAVTOpp
Reinvested dividends	$890,502	–	313	–
Mortality and expense risk charges (note 3)	(102,412)	(1,761)	(67)	(26,293)

Net investment income (loss)	788,090	(1,761)	246	(26,293)

Proceeds from mutual fund shares sold	11,297,939	1,000,430	5,588	7,384,959
Cost of mutual fund shares sold	(5,052,860)	(1,074,726)	(5,108)	(4,366,298)

Realized gain (loss) on investments	6,245,079	(74,296)	480	3,018,661
Change in unrealized gain (loss) on investments	14,169,666	829	4,210	(2,833,629)

Net gain (loss) on investments	20,414,745	(73,467)	4,690	185,032

Reinvested capital gains	5,346,275	–	1,120	3,200,397

Net increase (decrease) in contract owners’ equity resulting from operations	$26,549,110	(75,228)	6,056	3,359,136

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$71,131,320	53,182,934	25,703	(2,946)	861	242	(23,827)	(16,945)
Realized gain (loss) on investments	166,896,656	116,451,853	125,383	537,711	22,497	31,267	932,075	528,321
Change in unrealized gain (loss) on investments	167,698,301	34,976,679	446,439	(107,374)	64,228	67,254	577,441	442,622
Reinvested capital gains	96,963,068	61,380,612	354,271	76,238	–	–	214,763	–

Net increase (decrease) in contract owners’ equity resulting from operations	502,689,345	265,992,078	951,796	503,629	87,586	98,763	1,700,452	953,998

Equity transactions:
Purchase payments received from contract owners (note 6)	573,057,603	715,520,140	1,176,451	1,360,376	237,149	212,666	1,353,692	1,247,716
Transfers between funds	–	–	296,702	3,869,968	201,737	295,260	1,319,907	8,121,858
Surrenders (note 6)	(387,471,327)	(534,517,966)	(218,710)	(4,766,502)	(63,473)	(29,876)	(524,411)	(4,134,776)
Death benefits (note 4)	(9,884,896)	(5,693,704)	(23,642)	(9,522)	(152)	–	(6,487)	(5,288)
Net policy repayments (loans) (note 5)	(17,332,223)	(20,641,828)	(49,371)	(79,638)	(32,507)	(11,600)	(22,732)	(7,148)
Deductions for surrender charges (note 2d)	(7,673,977)	(8,904,284)	(25,638)	(27,640)	(11,034)	(4,456)	(7,078)	(5,342)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(129,174,617)	(135,001,808)	(375,194)	(398,236)	(88,470)	(81,872)	(457,957)	(268,490)
Asset charges (note 3):
FPVUL & VEL contracts	(6,179,710)	(5,334,262)	(20,591)	(14,696)	(4,559)	(3,125)	(12,480)	(8,692)
MSP contracts	(268,091)	(228,393)	(331)	(195)	(52)	(17)	(272)	(132)
SL contracts	(1,272,062)	(1,248,349)	(2,357)	(1,327)	(1,757)	(334)	(744)	(539)
Adjustments to maintain reserves	53,319	61,021	462	112	10	17	8,280	92

Net equity transactions	13,854,019	4,010,567	757,781	(67,300)	236,892	376,663	1,649,718	4,939,259

Net change in contract owners’ equity	516,543,364	270,002,645	1,709,577	436,329	324,478	475,426	3,350,170	5,893,257
Contract owners’ equity beginning of period	3,947,899,004	3,677,896,359	6,865,070	6,428,741	1,236,552	761,126	9,299,865	3,406,608

Contract owners’ equity end of period	$4,464,442,368	3,947,899,004	8,574,647	6,865,070	1,561,030	1,236,552	12,650,035	9,299,865

CHANGES IN UNITS:
Beginning units	302,538,590	304,571,400	445,372	441,082	85,976	57,596	556,838	222,592

Units purchased	72,274,994	162,253,438	109,212	503,212	29,998	38,251	220,422	693,638
Units redeemed	(67,050,776)	(164,286,248)	(62,908)	(498,922)	(13,870)	(9,871)	(127,092)	(359,392)

Ending units	307,762,808	302,538,590	491,676	445,372	102,104	85,976	650,168	556,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMIntGr		AlVPGrIncA		AlVPIntlValA		AlVPSmMdCpA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$126,254	67,480	200,486	189,608	27,039	–	15,779	21,803
Realized gain (loss) on investments	2,296,573	119,622	619,350	1,171,785	(95,855)	–	172,807	67,366
Change in unrealized gain (loss) on investments	1,887,880	1,425,222	1,156,397	(642,982)	1,454,350	–	2,419	(1,411)
Reinvested capital gains	–	–	880,352	–	52,921	–	260,883	141,546

Net increase (decrease) in contract owners’ equity resulting from operations	4,310,707	1,612,324	2,856,585	718,411	1,438,455	–	451,888	229,304

Equity transactions:
Purchase payments received from contract owners (note 6)	2,185,394	1,596,162	1,332,130	1,709,656	526,879	–	475,185	488,538
Transfers between funds	2,244,556	8,876,650	(847,376)	2,819,960	11,770,029	–	(661,700)	35,444
Surrenders (note 6)	(4,336,178)	(5,190)	(267,171)	(2,418,228)	(1,408,723)	–	(159,244)	(61,736)
Death benefits (note 4)	(15,626)	–	(8,311)	(79,996)	–	–	(2,134)	–
Net policy repayments (loans) (note 5)	(196)	(1,274)	(46,911)	(31,234)	–	–	(50,912)	(41,662)
Deductions for surrender charges (note 2d)	–	–	(13,479)	(7,968)	–	–	(6,312)	(5,048)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(306,400)	(132,822)	(361,822)	(419,302)	(44,346)	–	(131,298)	(129,630)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(13,967)	(12,386)	–	–	(10,153)	(7,401)
MSP contracts	–	–	(171)	(165)	–	–	(292)	(288)
SL contracts	–	–	(1,569)	(1,265)	–	–	(4,482)	(4,426)
Adjustments to maintain reserves	6,023	33	967	45	78	–	49	13

Net equity transactions	(222,427)	10,333,559	(227,680)	1,559,117	10,843,917	–	(551,293)	273,804

Net change in contract owners’ equity	4,088,280	11,945,883	2,628,905	2,277,528	12,282,372	–	(99,405)	503,108
Contract owners’ equity beginning of period	15,580,476	3,634,593	17,331,334	15,053,806	–	–	3,484,800	2,981,692

Contract owners’ equity end of period	$19,668,756	15,580,476	19,960,239	17,331,334	12,282,372	–	3,385,395	3,484,800

CHANGES IN UNITS:
Beginning units	1,111,978	305,044	1,125,026	1,022,336	–	–	198,030	181,154

Units purchased	398,004	935,817	155,838	590,374	1,233,682	–	27,715	34,807
Units redeemed	(411,730)	(128,883)	(172,970)	(487,684)	(148,582)	–	(57,609)	(17,931)

Ending units	1,098,252	1,111,978	1,107,894	1,125,026	1,085,100	–	168,136	198,030

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPIncGr		ACVPInfPro2		ACVPInt		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$506,897	517,495	222,068	279,396	683,075	528,468	85,854	(585)
Realized gain (loss) on investments	1,559,858	2,059,029	(85,474)	(4,576)	3,645,694	5,155,451	106,709	6,347
Change in unrealized gain (loss) on investments	2,321,259	(1,421,747)	(15,319)	(187,807)	6,143,566	(425,258)	1,216,942	455,203
Reinvested capital gains	–	–	–	3,210	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,388,014	1,154,777	121,275	90,223	10,472,335	5,258,661	1,409,505	460,965

Equity transactions:
Purchase payments received from contract owners (note 6)	2,980,810	3,346,398	928,163	839,206	2,241,271	5,271,738	2,336,741	1,927,016
Transfers between funds	(2,604,445)	(2,526,656)	324,789	1,691,412	(3,443,452)	(11,462,744)	705,137	2,041,846
Surrenders (note 6)	(952,973)	(2,944,928)	(348,613)	(201,380)	(2,510,699)	(6,422,696)	(331,029)	(63,830)
Death benefits (note 4)	(318,302)	(40,254)	(22,996)	(15,492)	(37,490)	(119,826)	(49,540)	(188)
Net policy repayments (loans) (note 5)	(226,058)	(214,658)	(327,756)	(1,112,108)	(339,142)	(357,330)	132,448	58,528
Deductions for surrender charges (note 2d)	(112,887)	(108,542)	(19,201)	(22,322)	(94,716)	(95,250)	(36,083)	(3,346)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,246,462)	(1,457,492)	(319,214)	(306,238)	(1,524,282)	(1,868,954)	(404,972)	(139,062)
Asset charges (note 3):
FPVUL & VEL contracts	(79,777)	(76,840)	(21,467)	(17,180)	(70,652)	(76,063)	(23,569)	(6,536)
MSP contracts	(5,628)	(5,473)	(814)	(334)	(2,348)	(2,615)	(307)	(134)
SL contracts	(14,084)	(13,750)	(2,931)	(2,370)	(12,441)	(11,828)	(3,162)	(1,093)
Adjustments to maintain reserves	(11)	40	767	151	1,869	(278)	44	180

Net equity transactions	(2,579,817)	(4,042,155)	190,727	853,345	(5,792,082)	(15,145,846)	2,325,708	3,813,381

Net change in contract owners’ equity	1,808,197	(2,887,378)	312,002	943,568	4,680,253	(9,887,185)	3,735,213	4,274,346
Contract owners’ equity beginning of period	27,561,408	30,448,786	5,946,060	5,002,492	44,623,339	54,510,524	4,274,346	–

Contract owners’ equity end of period	$29,369,605	27,561,408	6,258,062	5,946,060	49,303,592	44,623,339	8,009,559	4,274,346

CHANGES IN UNITS:
Beginning units	1,931,714	2,272,060	535,932	457,932	3,726,960	5,026,876	366,150	–

Units purchased	217,280	461,365	119,512	224,700	281,367	1,632,214	251,977	384,151
Units redeemed	(370,848)	(801,711)	(100,204)	(146,700)	(654,241)	(2,932,130)	(69,345)	(18,001)

Ending units	1,778,146	1,931,714	555,240	535,932	3,354,086	3,726,960	548,782	366,150

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$7,230	5,225	(4,670)	(11,798)	943,936	517,787	(376)	(33)
Realized gain (loss) on investments	39,846	5	349,714	195,293	4,128,014	2,697,392	5,558	2,478
Change in unrealized gain (loss) on investments	69,490	(8,011)	(515,226)	(34,075)	598,190	(6,420,369)	(3,442)	3,449
Reinvested capital gains	36,808	14,612	–	–	6,275,420	6,692,806	410	–

Net increase (decrease) in contract owners’ equity resulting from operations	153,374	11,831	(170,182)	149,420	11,945,560	3,487,616	2,150	5,894

Equity transactions:
Purchase payments received from contract owners (note 6)	171,210	31,964	709,134	681,334	7,141,601	9,914,772	37,713	4,440
Transfers between funds	293,492	625,256	(386,691)	722,844	(3,927,338)	2,547,944	236,263	86,262
Surrenders (note 6)	(1,899)	–	(2,621,454)	(517,410)	(10,120,839)	(5,497,446)	(10,557)	–
Death benefits (note 4)	–	–	(47)	(27,894)	(279,435)	(38,326)	–	–
Net policy repayments (loans) (note 5)	(5,739)	(8,410)	(101,504)	(31,416)	(950,746)	(377,446)	(786)	–
Deductions for surrender charges (note 2d)	(370)	(2)	(7,518)	(8,196)	(188,437)	(213,186)	(462)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(42,240)	(12,338)	(252,783)	(313,308)	(2,646,918)	(2,929,280)	(10,111)	(1,678)
Asset charges (note 3):
FPVUL & VEL contracts	(2,707)	(959)	(10,529)	(8,003)	(173,079)	(159,138)	(648)	(103)
MSP contracts	(68)	–	(93)	(56)	(4,929)	(4,268)	–	–
SL contracts	(392)	(12)	(1,283)	(1,095)	(38,866)	(42,173)	(31)	–
Adjustments to maintain reserves	73	49	(45,021)	94	(54)	(1,211)	62	57

Net equity transactions	411,360	635,548	(2,717,789)	496,894	(11,189,040)	3,200,242	251,443	88,978

Net change in contract owners’ equity	564,734	647,379	(2,887,971)	646,314	756,520	6,687,858	253,593	94,872
Contract owners’ equity beginning of period	647,379	–	6,866,248	6,219,934	74,525,122	67,837,264	94,872	–

Contract owners’ equity end of period	$1,212,113	647,379	3,978,277	6,866,248	75,281,642	74,525,122	348,465	94,872

CHANGES IN UNITS:
Beginning units	57,178	–	607,908	562,336	4,162,374	3,973,728	8,278	–

Units purchased	36,199	59,177	79,816	373,913	433,039	1,249,834	21,632	10,582
Units redeemed	(4,385)	(1,999)	(324,362)	(328,341)	(1,057,677)	(1,061,188)	(1,942)	(2,304)

Ending units	88,992	57,178	363,362	607,908	3,537,736	4,162,374	27,968	8,278

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BCFTCpAsset		BRIntIndex 2005		BRLrgCp		CalVSSoEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(37,388)	(34,154)	50,247	138	9,579	8,726	(194)	(32)
Realized gain (loss) on investments	710,863	1,664,897	8,081	29	68,179	3,475	447	5,207
Change in unrealized gain (loss) on investments	1,013,385	(1,287,251)	(180,415)	385	(10,146)	2,790	10,994	(6,255)
Reinvested capital gains	–	–	331,284	26	213,679	82,926	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,686,860	343,492	209,197	578	281,291	97,917	11,247	(1,080)

Equity transactions:
Purchase payments received from contract owners (note 6)	2,174,399	2,101,360	90,420	–	190,017	179,756	19,620	14,494
Transfers between funds	(3,550,948)	4,985,406	1,182,552	10,510	(455,857)	1,769,830	64,665	(82,468)
Surrenders (note 6)	(370,871)	(6,355,608)	(9,132)	–	(50,505)	(15,532)	–	–
Death benefits (note 4)	(1,669)	(2,882)	–	–	–	–	–	(122)
Net policy repayments (loans) (note 5)	(7,288)	(15,062)	–	–	–	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(204,306)	(242,616)	(19,146)	(48)	(16,166)	(8,628)	(934)	(220)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	–	–	–	–
MSP contracts	–	–	–	–	–	–	–	–
SL contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(588)	54	257	32	(119)	26	–	18

Net equity transactions	(1,961,271)	470,652	1,244,951	10,494	(332,630)	1,925,452	83,351	(68,298)

Net change in contract owners’ equity	(274,411)	814,144	1,454,148	11,072	(51,339)	2,023,369	94,598	(69,378)
Contract owners’ equity beginning of period	13,206,106	12,391,962	11,072	–	2,023,369	–	36,456	105,834

Contract owners’ equity end of period	$12,931,695	13,206,106	1,465,220	11,072	1,972,030	2,023,369	131,054	36,456

CHANGES IN UNITS:
Beginning units	812,598	785,776	952	–	174,834	–	2,606	7,916

Units purchased	133,650	729,676	101,770	957	35,154	175,601	6,249	5,197
Units redeemed	(255,480)	(702,854)	(2,206)	(5)	(60,964)	(767)	(315)	(10,507)

Ending units	690,768	812,598	100,516	952	149,024	174,834	8,540	2,606

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTGlSmCp		CSTIntFoc		CSTLCapV		DryEuroEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(325)	(346)	19,527	14,784	15,228	13,123	–	–
Realized gain (loss) on investments	117,852	120,331	89,234	80,800	86,847	79,118	–	–
Change in unrealized gain (loss) on investments	(23,716)	(5,473)	224,640	179,361	203,991	52,097	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	93,811	114,512	333,401	274,945	306,066	144,338	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	74,146	69,444	112,031	132,944	143,156	191,256	–	(4)
Transfers between funds	(58,140)	(20,400)	(13,728)	(42,562)	2,425	14,246	–	(40)
Surrenders (note 6)	(42,970)	(196,296)	(163,836)	(268,566)	(332,188)	(632,242)	–	–
Death benefits (note 4)	(18,844)	–	–	(4,126)	(14,371)	(3,994)	–	–
Net policy repayments (loans) (note 5)	(11,747)	(22,918)	(2,352)	1,996	(1,495)	(10,964)	–	42
Deductions for surrender charges (note 2d)	(869)	(4,434)	(3,086)	(6,958)	(6,014)	(8,048)	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(32,002)	(35,482)	(74,131)	(75,276)	(66,132)	(81,400)	–	–
Asset charges (note 3):
FPVUL & VEL contracts	(2,756)	(2,737)	(6,351)	(5,753)	(5,227)	(5,663)	–	–
MSP contracts	(16)	(13)	(556)	(467)	(585)	(539)	–	–
SL contracts	(281)	(218)	(1,730)	(1,336)	(1,820)	(1,195)	–	–
Adjustments to maintain reserves	(9)	16	(16)	3	54	(49)	–	2

Net equity transactions	(93,488)	(213,038)	(153,755)	(270,101)	(282,197)	(538,592)	–	–

Net change in contract owners’ equity	323	(98,526)	179,646	4,844	23,869	(394,254)	–	–
Contract owners’ equity beginning of period	810,417	908,943	1,849,769	1,844,925	1,809,887	2,204,141	–	–

Contract owners’ equity end of period	$810,740	810,417	2,029,415	1,849,769	1,833,756	1,809,887	–	–

CHANGES IN UNITS:
Beginning units	64,818	87,902	139,456	165,614	119,654	166,610	–	–

Units purchased	4,646	7,102	8,937	12,021	13,626	22,281	–	5
Units redeemed	(13,402)	(30,186)	(19,379)	(38,179)	(31,060)	(69,237)	–	(5)

Ending units	56,062	64,818	129,014	139,456	102,220	119,654	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryIPMidCap		DryIPSmCap		DrySRGro		DryStkIx
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,263	(2,170)	48,995	(25,790)	13,295	(2,904)	5,699,240	5,480,723
Realized gain (loss) on investments	(19,997)	77,325	612,093	1,458,278	(55,407)	(445,744)	11,897,478	2,229,250
Change in unrealized gain (loss) on investments	(77,469)	(46,328)	1,659,449	(665,187)	1,370,321	966,426	35,413,947	9,063,983
Reinvested capital gains	164,113	2,846	494,024	37,946	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	67,910	31,673	2,814,561	805,247	1,328,209	517,778	53,010,665	16,773,956

Equity transactions:
Purchase payments received from contract owners (note 6)	204,487	263,970	2,929,214	2,669,734	1,957,145	2,444,830	30,357,131	51,850,362
Transfers between funds	85,266	(442,534)	806,840	(2,940,962)	(882,076)	(1,127,874)	3,805,115	(4,788,950)
Surrenders (note 6)	(1,816)	(412,780)	(1,228,153)	(1,560,060)	(906,318)	(1,663,566)	(67,888,901)	(30,480,010)
Death benefits (note 4)	(247)	(402)	(25,726)	(42,562)	(79,789)	(80,700)	(962,593)	(385,986)
Net policy repayments (loans) (note 5)	–	–	172,200	(148,542)	(66,827)	(260,846)	(1,978,995)	(1,897,464)
Deductions for surrender charges (note 2d)	–	–	(38,750)	(27,048)	(78,414)	(94,148)	(694,033)	(875,598)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(15,087)	(19,546)	(671,685)	(596,578)	(1,052,968)	(1,198,256)	(11,797,426)	(13,073,310)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(31,087)	(23,013)	(59,616)	(61,643)	(524,708)	(505,553)
MSP contracts	–	–	(252)	(135)	(2,467)	(2,320)	(18,172)	(19,098)
SL contracts	–	–	(11,644)	(4,694)	(5,025)	(5,597)	(234,237)	(278,004)
Adjustments to maintain reserves	(27)	(22)	(416)	73	1,725	95	2,962	(880)

Net equity transactions	272,576	(611,314)	1,900,541	(2,673,787)	(1,174,630)	(2,050,025)	(49,933,857)	(454,491)

Net change in contract owners’ equity	340,486	(579,641)	4,715,102	(1,868,540)	153,579	(1,532,247)	3,076,808	16,319,465
Contract owners’ equity beginning of period	758,043	1,337,684	19,713,952	21,582,492	15,274,960	16,807,207	383,002,885	366,683,420

Contract owners’ equity end of period	$1,098,529	758,043	24,429,054	19,713,952	15,428,539	15,274,960	386,079,693	383,002,885

CHANGES IN UNITS:
Beginning units	46,536	89,464	1,435,892	1,681,072	1,397,018	1,614,668	31,982,494	31,386,290

Units purchased	24,949	135,958	323,159	810,428	182,190	261,126	4,117,062	9,299,094
Units redeemed	(8,757)	(178,886)	(202,013)	(1,055,608)	(287,582)	(478,776)	(8,051,494)	(8,702,890)

Ending units	62,728	46,536	1,557,038	1,435,892	1,291,626	1,397,018	28,048,062	31,982,494

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIApp		DryVIDevLd		DryVIIntVal		DWSVHghRtrn
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$467,254	(31,481)	3,628	(344)	363,221	(72,554)	(84)	–
Realized gain (loss) on investments	1,580,401	619,610	19,205	16,986	2,441,440	2,757,657	16	–
Change in unrealized gain (loss) on investments	3,002,962	723,885	(67,857)	28,507	1,821,727	(437,900)	3,015	–
Reinvested capital gains	–	–	75,020	–	2,561,432	474,426	6,415	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,050,617	1,312,014	29,996	45,149	7,187,820	2,721,629	9,362	–

Equity transactions:
Purchase payments received from contract owners (note 6)	4,078,265	4,752,850	171,060	170,934	2,541,484	4,143,686	–	–
Transfers between funds	(2,345,604)	1,650,370	(137,147)	(158,998)	3,545,051	7,340,800	161,696	–
Surrenders (note 6)	(1,732,303)	(6,431,926)	(49,066)	(9,112)	(2,320,877)	(15,432,158)	–	–
Death benefits (note 4)	(93,179)	(78,188)	–	–	(15,539)	(30,600)	–	–
Net policy repayments (loans) (note 5)	(182,056)	(133,510)	(13,508)	(5,332)	(119)	(4)	–	–
Deductions for surrender charges (note 2d)	(81,826)	(125,688)	(7,669)	(4,386)	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,296,162)	(1,377,854)	(47,214)	(55,464)	(459,041)	(390,206)	(196)	–
Asset charges (note 3):
FPVUL & VEL contracts	(72,977)	(67,353)	(3,269)	(2,882)	–	–	–	–
MSP contracts	(1,654)	(1,517)	(2)	–	–	–	–	–
SL contracts	(12,673)	(14,153)	(453)	(342)	–	–	–	–
Adjustments to maintain reserves	133	(53)	2	10	1,429	23	23	–

Net equity transactions	(1,740,036)	(1,827,022)	(87,266)	(65,572)	3,292,388	(4,368,459)	161,523	–

Net change in contract owners’ equity	3,310,581	(515,008)	(57,270)	(20,423)	10,480,208	(1,646,830)	170,885	–
Contract owners’ equity beginning of period	31,545,441	32,060,449	887,752	908,175	30,181,919	31,828,749	–	–

Contract owners’ equity end of period	$34,856,022	31,545,441	830,482	887,752	40,662,127	30,181,919	170,885	–

CHANGES IN UNITS:
Beginning units	2,474,314	2,677,138	58,416	63,226	1,760,980	2,072,622	–	–

Units purchased	365,532	848,585	9,815	11,297	420,700	1,288,366	15,198	–
Units redeemed	(430,488)	(1,051,409)	(15,569)	(16,107)	(242,022)	(1,600,008)	(18)	–

Ending units	2,409,358	2,474,314	52,662	58,416	1,939,658	1,760,980	15,180	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedAmLead		FedCapAp		FedMrkOp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,783	4,577	2,870	3,696	–	–	3,673,134	3,185,853
Realized gain (loss) on investments	3,656	15,968	4,163	9,843	4	–	(2,969,254)	1,258,569
Change in unrealized gain (loss) on investments	3,909	(6,278)	51,818	(6,170)	1,096	–	1,422,971	(3,953,905)
Reinvested capital gains	39,581	–	–	–	–	–	–	573,294

Net increase (decrease) in contract owners’ equity resulting from operations	51,929	14,267	58,851	7,369	1,100	–	2,126,851	1,063,811

Equity transactions:
Purchase payments received from contract owners (note 6)	30,290	58,906	75,660	87,266	1,073	–	7,570,046	13,737,160
Transfers between funds	(8,439)	(35,976)	(11,524)	(75,044)	39,280	–	(25,553,825)	2,793,926
Surrenders (note 6)	(4,011)	(1,036)	(4,403)	(5,448)	–	–	(24,601,230)	(15,016,478)
Death benefits (note 4)	(256)	(964)	–	–	–	–	(620,801)	(169,066)
Net policy repayments (loans) (note 5)	(2,610)	(10,902)	(8,462)	(1,812)	–	–	(113,944)	(194,668)
Deductions for surrender charges (note 2d)	(1,591)	(414)	(1,112)	(858)	–	–	(146,590)	(110,776)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(16,466)	(18,050)	(25,262)	(28,736)	(236)	–	(2,059,972)	(2,608,400)
Asset charges (note 3):
FPVUL & VEL contracts	(1,273)	(1,076)	(1,215)	(1,062)	(31)	–	(77,916)	(73,832)
MSP contracts	–	–	–	–	–	–	(3,452)	(3,399)
SL contracts	(214)	(207)	(380)	(340)	–	–	(54,285)	(79,302)
Adjustments to maintain reserves	(18)	2	22	(9)	21	–	380	(1,850)

Net equity transactions	(4,588)	(9,717)	23,324	(26,043)	40,107	–	(45,661,589)	(1,726,685)

Net change in contract owners’ equity	47,341	4,550	82,175	(18,674)	41,207	–	(43,534,738)	(662,874)
Contract owners’ equity beginning of period	314,973	310,423	345,527	364,201	–	–	94,707,696	95,370,570

Contract owners’ equity end of period	$362,314	314,973	427,702	345,527	41,207	–	51,172,958	94,707,696

CHANGES IN UNITS:
Beginning units	21,684	22,444	26,192	28,136	–	–	6,767,940	6,900,038

Units purchased	1,993	4,332	5,706	7,244	3,990	–	558,517	2,511,786
Units redeemed	(2,323)	(5,092)	(4,000)	(9,188)	(26)	–	(3,820,603)	(2,643,884)

Ending units	21,354	21,684	27,898	26,192	3,964	–	3,505,854	6,767,940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPGrS		FidVIPHIS		FidVIPOvS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,157,897	1,369,839	191,930	315,755	1,769,398	3,622,550	319,414	180,586
Realized gain (loss) on investments	3,953,839	2,118,437	414,070	(2,666,458)	(230,023)	1,862,736	4,071,039	2,861,790
Change in unrealized gain (loss) on investments	(784,378)	(1,838,486)	5,487,027	7,486,842	928,822	(4,923,157)	2,726,908	4,281,500
Reinvested capital gains	12,637,235	3,438,952	–	–	–	–	306,743	220,424

Net increase (decrease) in contract owners’ equity resulting from operations	18,964,593	5,088,742	6,093,027	5,136,139	2,468,197	562,129	7,424,104	7,544,300

Equity transactions:
Purchase payments received from contract owners (note 6)	11,154,923	15,756,584	10,773,886	15,865,266	1,731,392	2,969,550	3,018,320	5,876,826
Transfers between funds	(1,222,766)	(7,412,500)	(4,832,624)	(13,195,054)	(1,845,924)	(9,516,732)	748,578	(1,608,848)
Surrenders (note 6)	(4,730,061)	(11,971,226)	(4,190,231)	(15,708,500)	(745,502)	(4,072,626)	(9,482,188)	(5,320,332)
Death benefits (note 4)	(297,737)	(255,046)	(300,161)	(271,136)	(156,750)	(66,840)	(109,513)	(29,950)
Net policy repayments (loans) (note 5)	(715,261)	(744,550)	(973,193)	(658,242)	(68,547)	(134,236)	(259,760)	(288,352)
Deductions for surrender charges (note 2d)	(218,615)	(361,920)	(318,657)	(491,654)	(37,870)	(41,476)	(92,201)	(95,482)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(3,938,665)	(4,347,476)	(4,709,990)	(5,448,834)	(936,225)	(1,018,984)	(1,240,859)	(1,535,702)
Asset charges (note 3):
FPVUL & VEL contracts	(227,733)	(206,659)	(243,847)	(237,148)	(45,759)	(45,982)	(58,040)	(61,931)
MSP contracts	(9,452)	(8,604)	(8,061)	(8,323)	(2,117)	(1,974)	(1,764)	(1,786)
SL contracts	(39,619)	(33,932)	(33,457)	(34,472)	(7,564)	(7,344)	(26,278)	(33,543)
Adjustments to maintain reserves	517	(12)	(357)	(4,612)	36	(7)	4,520	(102)

Net equity transactions	(244,469)	(9,585,341)	(4,836,692)	(20,192,709)	(2,114,830)	(11,936,651)	(7,499,185)	(3,099,202)

Net change in contract owners’ equity	18,720,124	(4,496,599)	1,256,335	(15,056,570)	353,367	(11,374,522)	(75,081)	4,445,098
Contract owners’ equity beginning of period	96,013,017	100,509,616	99,652,762	114,709,332	23,645,712	35,020,234	47,413,264	42,968,166

Contract owners’ equity end of period	$114,733,141	96,013,017	100,909,097	99,652,762	23,999,079	23,645,712	47,338,183	47,413,264

CHANGES IN UNITS:
Beginning units	6,711,838	7,385,638	8,629,460	10,540,460	2,215,374	3,219,284	3,443,834	3,624,196

Units purchased	860,926	2,743,364	1,461,572	3,205,097	151,651	544,012	467,094	1,273,529
Units redeemed	(840,252)	(3,417,164)	(1,701,690)	(5,116,097)	(337,317)	(1,547,922)	(917,870)	(1,453,891)

Ending units	6,732,512	6,711,838	8,389,342	8,629,460	2,029,708	2,215,374	2,993,058	3,443,834

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPConS		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$70,073	(711)	1,836,307	92,541	296,348	150,542	88,641	119,420
Realized gain (loss) on investments	282,979	27,717	11,699,925	4,136,516	(19,947)	(23,034)	640,917	86,856
Change in unrealized gain (loss) on investments	1,463,144	959,109	(9,318,194)	18,430,598	100,550	(108,323)	(47,920)	1,056,050
Reinvested capital gains	52,656	–	15,541,966	23,808	18,136	94,116	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,868,852	986,115	19,760,004	22,683,463	395,087	113,301	681,638	1,262,326

Equity transactions:
Purchase payments received from contract owners (note 6)	3,546,542	2,056,868	17,548,803	16,394,398	1,251,199	1,026,212	1,310,585	1,754,880
Transfers between funds	3,202,427	4,639,972	17,996,364	30,213,612	2,768,214	3,150,406	(2,918,008)	(1,134,170)
Surrenders (note 6)	(395,114)	(74,592)	(16,106,681)	(13,859,172)	(266,480)	(245,338)	(708,659)	(1,844,984)
Death benefits (note 4)	(55,623)	(9,904)	(461,959)	(234,250)	(48,217)	(6,042)	(67,362)	(16,488)
Net policy repayments (loans) (note 5)	(132,023)	(133,300)	(958,341)	(1,233,364)	(69,270)	(12,548)	(81,816)	(147,918)
Deductions for surrender charges (note 2d)	(29,900)	(6,544)	(333,435)	(357,934)	(24,824)	(9,022)	(49,983)	(81,292)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(660,377)	(207,510)	(6,277,815)	(6,103,102)	(401,450)	(319,270)	(717,100)	(844,658)
Asset charges (note 3):
FPVUL & VEL contracts	(40,373)	(9,862)	(366,059)	(299,334)	(24,573)	(14,938)	(44,252)	(46,453)
MSP contracts	(458)	(66)	(10,744)	(8,483)	(1,910)	(1,062)	(1,936)	(1,949)
SL contracts	(6,533)	(1,707)	(58,385)	(42,938)	(7,214)	(5,038)	(8,107)	(8,096)
Adjustments to maintain reserves	35	203	9,345	(3,799)	22	49	(354)	20

Net equity transactions	5,428,603	6,253,558	10,981,093	24,465,634	3,175,497	3,563,409	(3,286,992)	(2,371,108)

Net change in contract owners’ equity	7,297,455	7,239,673	30,741,097	47,149,097	3,570,584	3,676,710	(2,605,354)	(1,108,782)
Contract owners’ equity beginning of period	7,239,673	–	165,940,781	118,791,684	7,429,173	3,752,463	15,704,853	16,813,635

Contract owners’ equity end of period	$14,537,128	7,239,673	196,681,878	165,940,781	10,999,757	7,429,173	13,099,499	15,704,853

CHANGES IN UNITS:
Beginning units	579,174	–	9,413,026	7,531,262	683,006	352,046	1,475,652	1,727,558

Units purchased	513,057	620,775	2,097,457	4,559,276	361,673	369,222	129,102	206,267
Units redeemed	(106,241)	(41,601)	(1,390,619)	(2,677,512)	(74,483)	(38,262)	(444,614)	(458,173)

Ending units	985,990	579,174	10,119,864	9,413,026	970,196	683,006	1,160,140	1,475,652

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPVaIS		FidVIPEnergyS2		FidVIPFree10S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$49,604	(8,369)	36,639	(3,084)	45,935	11,036	11,056	715
Realized gain (loss) on investments	1,438,084	249,701	33,572	115,688	242,500	107,447	7,228	1,380
Change in unrealized gain (loss) on investments	(1,316,944)	2,420,458	(146,173)	(133,755)	(797,228)	54,320	19,784	4,610
Reinvested capital gains	2,795,083	151,660	1,229,164	181,130	1,001,993	145,810	2,850	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,965,827	2,813,450	1,153,202	159,979	493,200	318,613	40,918	6,705

Equity transactions:
Purchase payments received from contract owners (note 6)	3,825,936	2,951,232	644,976	1,385,438	1,203,767	340,846	18,583	9,194
Transfers between funds	6,536,971	9,715,822	(349,532)	947,812	3,319,981	3,045,578	473,105	151,812
Surrenders (note 6)	(3,816,678)	(674,746)	(184,507)	(875,876)	(165,467)	(57,482)	3	–
Death benefits (note 4)	(40,786)	(1,216)	–	(5,316)	(808)	–	–	–
Net policy repayments (loans) (note 5)	(330,065)	10,872	(39,625)	(59,056)	(112,544)	(299,276)	(1,201)	–
Deductions for surrender charges (note 2d)	(67,158)	(36,688)	(25,372)	(27,204)	(7,584)	(7,448)	(280)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,213,577)	(881,710)	(323,644)	(338,404)	(291,800)	(46,042)	(20,727)	(2,716)
Asset charges (note 3):
FPVUL & VEL contracts	(76,557)	(43,826)	(21,447)	(17,472)	(20,518)	(3,121)	(1,085)	(296)
MSP contracts	(2,316)	(1,247)	(329)	(260)	(312)	(65)	(107)	(7)
SL contracts	(12,247)	(6,080)	(972)	(1,356)	(3,452)	(610)	(43)	(18)
Adjustments to maintain reserves	(99)	102	78	33	67	96	3	32

Net equity transactions	4,803,424	11,032,515	(300,374)	1,008,339	3,921,330	2,972,476	468,251	158,001

Net change in contract owners’ equity	7,769,251	13,845,965	852,828	1,168,318	4,414,530	3,291,089	509,169	164,706
Contract owners’ equity beginning of period	21,422,831	7,576,866	7,209,802	6,041,484	3,291,089	–	164,706	–

Contract owners’ equity end of period	$29,192,082	21,422,831	8,062,630	7,209,802	7,705,619	3,291,089	673,875	164,706

CHANGES IN UNITS:
Beginning units	1,032,350	431,128	520,574	448,246	243,526	–	15,242	–

Units purchased	453,110	681,060	46,790	261,816	287,424	274,541	44,856	15,528
Units redeemed	(235,270)	(79,838)	(66,376)	(189,488)	(42,010)	(31,015)	(3,294)	(286)

Ending units	1,250,190	1,032,350	500,988	520,574	488,940	243,526	56,804	15,242

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S		2005 FidVIPFree30S		FrVIPIncSec2		FrVIPRisDiv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$19,492	3,112	8,990	1,394	329	–	169,336	106,370
Realized gain (loss) on investments	6,147	206	6,659	1,749	5,066	–	315,782	262,438
Change in unrealized gain (loss) on investments	71,282	18,735	31,837	8,629	44,817	–	1,648,834	56,160
Reinvested capital gains	12,045	–	6,386	–	44	–	68,181	66,316

Net increase (decrease) in contract owners’ equity resulting from operations	108,966	22,053	53,872	11,772	50,256	–	2,202,133	491,284

Equity transactions:
Purchase payments received from contract owners (note 6)	364,597	103,284	212,287	13,316	28,203	–	2,325,102	2,098,686
Transfers between funds	349,965	467,838	224,497	247,296	1,254,211	–	625,796	1,800,778
Surrenders (note 6)	9	–	(426)	–	(1)	–	(423,784)	(315,366)
Death benefits (note 4)	–	–	–	–	–	–	(21,819)	(95,850)
Net policy repayments (loans) (note 5)	(6,616)	–	(8,603)	1,516	(6)	–	(81,403)	32,678
Deductions for surrender charges (note 2d)	(568)	–	(361)	–	(109)	–	(38,911)	(22,302)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(42,888)	(6,724)	(42,662)	(8,108)	(12,723)	–	(734,377)	(722,572)
Asset charges (note 3):
FPVUL & VEL contracts	(2,148)	(319)	(1,547)	(238)	(517)	–	(50,546)	(37,083)
MSP contracts	(1,174)	(29)	(821)	(126)	(45)	–	(1,633)	(1,504)
SL contracts	(922)	(182)	(54)	–	(419)	–	(6,758)	(5,009)
Adjustments to maintain reserves	29	33	22	52	75	–	51	126

Net equity transactions	660,284	563,901	382,332	253,708	1,268,669	–	1,591,718	2,732,582

Net change in contract owners’ equity	769,250	585,954	436,204	265,480	1,318,925	–	3,793,851	3,223,866
Contract owners’ equity beginning of period	585,954	–	265,480	–	–	–	11,930,685	8,706,819

Contract owners’ equity end of period	$1,355,204	585,954	701,684	265,480	1,318,925	–	15,724,536	11,930,685

CHANGES IN UNITS:
Beginning units	52,700	–	23,432	–	–	–	840,480	635,954

Units purchased	60,994	53,370	35,898	24,209	118,860	–	201,976	293,265
Units redeemed	(4,682)	(670)	(4,596)	(777)	(1,270)	–	(99,116)	(88,739)

Ending units	109,012	52,700	54,734	23,432	117,590	–	943,340	840,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPSmCapV1		FrVIPSmCapV2		FrVIPDevMrk3		FrVIPForSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$70,843	50,625	13,727	(3,748)	51,034	457	52,262	65,505
Realized gain (loss) on investments	431,242	312,333	240,327	40,902	211,072	7,969	260,078	331,176
Change in unrealized gain (loss) on investments	535,635	164,953	154,996	74,889	648,770	185,687	419,827	5,302
Reinvested capital gains	298,012	36,068	131,249	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,335,732	563,979	540,299	112,043	910,876	194,113	732,167	401,983

Equity transactions:
Purchase payments received from contract owners (note 6)	1,306,229	1,077,760	235,901	196,696	452,732	209,176	(315)	326,330
Transfers between funds	1,453,376	2,336,672	482,348	2,137,536	2,114,894	1,691,242	(573,189)	(482,022)
Surrenders (note 6)	(469,855)	(172,148)	(20,907)	(41,170)	(163,461)	(24,274)	(206,312)	(116,026)
Death benefits (note 4)	(23,451)	(4,942)	–	–	–	–	(16,748)	(6,452)
Net policy repayments (loans) (note 5)	(35,601)	(95,420)	–	–	(82,360)	(2,038)	(73,172)	(43,528)
Deductions for surrender charges (note 2d)	(27,685)	(27,576)	–	–	(1,910)	(892)	(9,844)	(6,634)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(445,862)	(391,454)	(43,957)	(14,272)	(164,247)	(26,054)	(121,456)	(199,476)
Asset charges (note 3):
FPVUL & VEL contracts	(30,065)	(19,615)	–	–	(11,541)	(1,466)	(11,567)	(12,250)
MSP contracts	(936)	(590)	–	–	(662)	(37)	(490)	(389)
SL contracts	(3,931)	(1,864)	–	–	(3,092)	(212)	(2,351)	(2,432)
Adjustments to maintain reserves	52	60	(11)	27	152	60	15	9

Net equity transactions	1,722,271	2,700,883	653,374	2,278,817	2,140,505	1,845,505	(1,015,429)	(542,870)

Net change in contract owners’ equity	3,058,003	3,264,862	1,193,673	2,390,860	3,051,381	2,039,618	(283,262)	(140,887)
Contract owners’ equity beginning of period	7,199,539	3,934,677	2,390,860	–	2,039,618	–	3,984,911	4,125,798

Contract owners’ equity end of period	$10,257,542	7,199,539	3,584,533	2,390,860	5,090,999	2,039,618	3,701,649	3,984,911

CHANGES IN UNITS:
Beginning units	398,540	237,384	210,812	–	159,292	–	228,680	261,568

Units purchased	132,665	201,690	108,814	213,805	179,373	163,904	2	38,499
Units redeemed	(47,143)	(40,534)	(48,868)	(2,993)	(28,443)	(4,612)	(54,130)	(71,387)

Ending units	484,062	398,540	270,758	210,812	310,222	159,292	174,552	228,680

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3		GVITAstAll2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$148,526	87,022	58,304	6,397	29,118	5,901	28,982	–
Realized gain (loss) on investments	1,391,025	1,534,763	130,520	55,569	17,697	(6,244)	(347)	–
Change in unrealized gain (loss) on investments	1,461,209	(600,489)	667,348	165,707	73,043	4,235	50,812	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,000,760	1,021,296	856,172	227,673	119,858	3,892	79,447	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,607,395	2,131,210	1,016,358	601,634	149,898	16,304	129,152	–
Transfers between funds	2,089,207	2,125,994	1,824,194	2,105,088	1,036,967	529,856	1,596,575	–
Surrenders (note 6)	(594,945)	(3,701,404)	(165,303)	(21,206)	(222,510)	(11,680)	(17,173)	–
Death benefits (note 4)	(10,158)	(18,098)	(4,801)	(78)	–	–	–	–
Net policy repayments (loans) (note 5)	(13,754)	(32,960)	(180,431)	(152,176)	(9,774)	(582)	(568)	–
Deductions for surrender charges (note 2d)	–	–	(10,743)	(2,554)	(5,959)	(774)	(308)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(318,638)	(248,898)	(183,405)	(67,610)	(46,237)	(9,576)	(31,978)	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(12,978)	(3,636)	(2,905)	(565)	(2,072)	–
MSP contracts	–	–	(109)	(6)	(61)	(3)	(187)	–
SL contracts	–	–	(3,195)	(681)	(364)	(37)	(247)	–
Adjustments to maintain reserves	3,496	71	43	135	41	69	74	–

Net equity transactions	2,762,603	255,915	2,279,630	2,458,910	899,096	523,012	1,673,268	–

Net change in contract owners’ equity	5,763,363	1,277,211	3,135,802	2,686,583	1,018,954	526,904	1,752,715	–
Contract owners’ equity beginning of period	13,309,809	12,032,598	2,686,583	–	526,904	–	–	–

Contract owners’ equity end of period	$19,073,172	13,309,809	5,822,385	2,686,583	1,545,858	526,904	1,752,715	–

CHANGES IN UNITS:
Beginning units	821,632	814,750	237,992	–	53,324	–	–	–

Units purchased	232,395	577,671	230,149	261,576	109,281	55,698	172,330	–
Units redeemed	(81,773)	(570,789)	(43,495)	(23,584)	(23,965)	(2,374)	(6,306)	–

Ending units	972,254	821,632	424,646	237,992	138,640	53,324	166,024	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITBnd2		GVITGlobGr2		GVITGrowth2		GVITIntValI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,413	–	1,684	–	10,186	–	65,708	55,001
Realized gain (loss) on investments	–	–	(210)	–	(2,201)	–	121,786	382,048
Change in unrealized gain (loss) on investments	8,969	–	100,276	–	69,921	–	262,686	(201,407)
Reinvested capital gains	–	–	–	–	–	–	202,934	164,802

Net increase (decrease) in contract owners’ equity resulting from operations	11,382	–	101,750	–	77,906	–	653,114	400,444

Equity transactions:
Purchase payments received from contract owners (note 6)	24,483	–	78,774	–	76,929	–	3,238	427,864
Transfers between funds	715,789	–	1,478,713	–	1,631,125	–	(551,440)	(1,727,918)
Surrenders (note 6)	–	–	(70)	–	(414)	–	(116,109)	(166,130)
Death benefits (note 4)	–	–	–	–	–	–	–	(1,214)
Net policy repayments (loans) (note 5)	82	–	(122)	–	(9,701)	–	(27,720)	(64,012)
Deductions for surrender charges (note 2d)	(212)	–	(112)	–	(109)	–	(5,448)	(14,418)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(6,887)	–	(21,893)	–	(26,707)	–	(132,330)	(249,934)
Asset charges (note 3):
FPVUL & VEL contracts	(429)	–	(1,462)	–	(1,844)	–	(10,702)	(14,294)
MSP contracts	(30)	–	(128)	–	(75)	–	(455)	(419)
SL contracts	(49)	–	(252)	–	(502)	–	(1,562)	(1,722)
Adjustments to maintain reserves	41	–	72	–	67	–	(192)	(6,014)

Net equity transactions	732,788	–	1,533,520	–	1,668,769	–	(842,720)	(1,818,211)

Net change in contract owners’ equity	744,170	–	1,635,270	–	1,746,675	–	(189,606)	(1,417,767)
Contract owners’ equity beginning of period	–	–	–	–	–	–	3,299,855	4,717,622

Contract owners’ equity end of period	$744,170	–	1,635,270	–	1,746,675	–	3,110,249	3,299,855

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	175,520	281,276

Units purchased	71,349	–	153,273	–	172,788	–	76	30,182
Units redeemed	(737)	–	(2,447)	–	(4,262)	–	(40,734)	(135,938)

Ending units	70,612	–	150,826	–	168,526	–	134,862	175,520

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal3		GVITEmMrkts		GVITEmMrkts3		GVITFHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$123,878	27,628	124,907	62,640	71,767	5,044	1,761,889	2,109,153
Realized gain (loss) on investments	222,573	12,994	2,198,970	262,189	430,240	82,878	(62,770)	322,559
Change in unrealized gain (loss) on investments	496,243	329,682	4,849,580	2,255,101	2,317,091	257,113	711,651	(2,006,710)
Reinvested capital gains	403,845	44,172	275,455	1,416,338	116,408	436,362	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,246,539	414,476	7,448,912	3,996,268	2,935,506	781,397	2,410,770	425,002

Equity transactions:
Purchase payments received from contract owners (note 6)	1,490,965	804,678	2,047,791	1,063,272	1,520,378	918,556	2,723,130	6,373,758
Transfers between funds	1,415,870	3,739,026	4,726,439	2,726,062	3,261,982	4,881,610	(1,664,758)	(6,839,472)
Surrenders (note 6)	(199,484)	(30,996)	(900,293)	(927,718)	(263,722)	(74,868)	(244,854)	(14,345,400)
Death benefits (note 4)	(19,679)	(4,740)	(146,656)	(8,862)	(26,594)	–	(19,579)	(65,406)
Net policy repayments (loans) (note 5)	(88,948)	(175,306)	6,408	(200,718)	(124,005)	(242,554)	(435,512)	(785,914)
Deductions for surrender charges (note 2d)	(10,673)	(5,070)	(28,669)	(23,722)	(15,025)	(3,340)	(19,998)	(57,228)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(320,567)	(127,042)	(508,763)	(517,360)	(409,734)	(87,142)	(579,721)	(1,041,276)
Asset charges (note 3):
FPVUL & VEL contracts	(22,271)	(6,801)	(23,414)	(22,865)	(28,192)	(4,316)	(28,257)	(37,212)
MSP contracts	(303)	(37)	(835)	(673)	(598)	(36)	(1,365)	(1,470)
SL contracts	(2,726)	(598)	(2,994)	(2,600)	(4,669)	(798)	(22,279)	(25,315)
Adjustments to maintain reserves	48	87	1,285	(79)	110	78	65	(3)

Net equity transactions	2,242,232	4,193,201	5,170,299	2,084,737	3,909,931	5,387,190	(293,128)	(16,824,938)

Net change in contract owners’ equity	3,488,771	4,607,677	12,619,211	6,081,005	6,845,437	6,168,587	2,117,642	(16,399,936)
Contract owners’ equity beginning of period	4,607,677	–	17,268,062	11,187,057	6,168,587	–	23,199,517	39,599,453

Contract owners’ equity end of period	$8,096,448	4,607,677	29,887,273	17,268,062	13,014,024	6,168,587	25,317,159	23,199,517

CHANGES IN UNITS:
Beginning units	402,348	–	939,440	804,812	462,520	–	1,577,566	2,744,224

Units purchased	224,783	434,685	391,752	529,950	308,894	493,064	258,754	789,445
Units redeemed	(51,151)	(32,337)	(135,754)	(395,322)	(57,306)	(30,544)	(281,078)	(1,956,103)

Ending units	575,980	402,348	1,195,438	939,440	714,108	462,520	1,555,242	1,577,566

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc3		GVITGlFin		GVITGlHlth		GVITGlHlth3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$475,086	183,162	78,715	45,006	(3,910)	(4,508)	–	(107)
Realized gain (loss) on investments	(15,183)	1,336	87,121	88,039	40,812	204,903	(93,374)	2,277
Change in unrealized gain (loss) on investments	168,615	(93,976)	41,527	(184,975)	68,815	(259,358)	104,691	(95,828)
Reinvested capital gains	–	–	557,756	289,878	–	503,492	–	125,938

Net increase (decrease) in contract owners’ equity resulting from operations	628,518	90,522	765,119	237,948	105,717	444,529	11,317	32,280

Equity transactions:
Purchase payments received from contract owners (note 6)	2,365,950	1,495,072	252,871	281,046	244,547	481,804	514,644	366,960
Transfers between funds	1,328,322	2,962,702	1,118,235	225,740	(629,374)	(403,358)	615,233	1,012,502
Surrenders (note 6)	(347,150)	(50,746)	(355,946)	(256,480)	(235,027)	(924,374)	(73,648)	(15,840)
Death benefits (note 4)	(120,074)	(14)	(4,905)	(2,932)	(49,442)	(5,272)	(18,809)	–
Net policy repayments (loans) (note 5)	118,992	134,332	(45,529)	(32,252)	(27,307)	(59,736)	31,729	16,666
Deductions for surrender charges (note 2d)	(15,799)	(4,498)	(9,913)	(3,222)	(11,144)	(17,834)	(9,427)	(1,140)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(280,933)	(94,782)	(151,301)	(115,474)	(105,361)	(222,078)	(94,826)	(31,544)
Asset charges (note 3):
FPVUL & VEL contracts	(15,308)	(4,684)	(6,565)	(5,550)	(6,834)	(9,417)	(6,493)	(1,584)
MSP contracts	(190)	(17)	(16)	(54)	(214)	(228)	(12)	–
SL contracts	(8,008)	(2,149)	(1,782)	(1,022)	(1,413)	(1,895)	(1,618)	(395)
Adjustments to maintain reserves	(6)	303	118	(9)	(38)	53	22	108

Net equity transactions	3,025,796	4,435,519	795,267	89,791	(821,607)	(1,162,335)	956,795	1,345,733

Net change in contract owners’ equity	3,654,314	4,526,041	1,560,386	327,739	(715,890)	(717,806)	968,112	1,378,013
Contract owners’ equity beginning of period	4,526,041	–	3,327,285	2,999,546	4,246,789	4,964,595	1,378,013	–

Contract owners’ equity end of period	$8,180,355	4,526,041	4,887,671	3,327,285	3,530,899	4,246,789	2,346,125	1,378,013

CHANGES IN UNITS:
Beginning units	429,384	–	202,412	203,038	319,476	404,734	128,282	–

Units purchased	366,115	462,157	81,896	165,679	25,905	147,634	108,396	134,867
Units redeemed	(93,799)	(32,773)	(36,934)	(166,305)	(86,139)	(232,892)	(24,020)	(6,585)

Ending units	701,700	429,384	247,374	202,412	259,242	319,476	212,658	128,282

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech		GVITGlTech3		GVITGlUtl		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,319)	(6,698)	–	(86)	80,246	60,298	4,274,357	4,759,437
Realized gain (loss) on investments	68,309	(525,154)	76,865	21,549	12	253,457	(4,154,742)	(2,242,014)
Change in unrealized gain (loss) on investments	460,052	56,940	104,554	27,832	680,567	(476,164)	2,016,604	1,197,817
Reinvested capital gains	–	–	–	–	232,606	343,590	841,510	236,680

Net increase (decrease) in contract owners’ equity resulting from operations	521,042	(474,912)	181,419	49,295	993,431	181,181	2,977,729	3,951,920

Equity transactions:
Purchase payments received from contract owners (note 6)	287,298	714,700	440,135	385,176	296,736	356,450	12,600,167	21,911,980
Transfers between funds	94,884	(4,730,636)	356,995	723,270	1,100,262	(175,202)	(12,812,837)	(5,115,464)
Surrenders (note 6)	(180,565)	(507,860)	(60,392)	(42,726)	(163,364)	(722,856)	(35,315,367)	(21,786,506)
Death benefits (note 4)	(4,826)	(4,632)	(584)	–	(141)	(760)	(473,758)	(133,674)
Net policy repayments (loans) (note 5)	(60,942)	(53,680)	(50,683)	15,336	(32,111)	(43,628)	1,302,396	(502,924)
Deductions for surrender charges (note 2d)	(9,272)	(13,206)	(10,362)	(2,848)	(11,689)	(3,230)	(204,806)	(187,848)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(157,767)	(249,672)	(87,361)	(28,138)	(99,654)	(116,492)	(3,202,073)	(4,017,174)
Asset charges (note 3):
FPVUL & VEL contracts	(7,600)	(9,991)	(5,542)	(1,371)	(7,464)	(6,287)	(118,452)	(114,859)
MSP contracts	(332)	(361)	(70)	(6)	(487)	(462)	(14,367)	(15,592)
SL contracts	(789)	(824)	(577)	(151)	(995)	(1,553)	(61,790)	(87,766)
Adjustments to maintain reserves	(448)	(1)	35	166	33	42	506	85

Net equity transactions	(40,359)	(4,856,163)	581,594	1,048,708	1,081,126	(713,978)	(38,300,381)	(10,049,742)

Net change in contract owners’ equity	480,683	(5,331,075)	763,013	1,098,003	2,074,557	(532,797)	(35,322,652)	(6,097,822)
Contract owners’ equity beginning of period	5,158,177	10,489,252	1,098,003	–	2,279,588	2,812,385	133,664,356	139,762,178

Contract owners’ equity end of period	$5,638,860	5,158,177	1,861,016	1,098,003	4,354,145	2,279,588	98,341,704	133,664,356

CHANGES IN UNITS:
Beginning units	1,635,356	3,306,446	89,142	–	153,292	201,304	9,534,524	10,130,786

Units purchased	281,687	673,755	69,527	95,265	85,389	68,084	969,433	3,838,241
Units redeemed	(303,167)	(2,344,845)	(22,655)	(6,123)	(25,833)	(116,096)	(3,716,401)	(4,434,503)

Ending units	1,613,876	1,635,356	136,014	89,142	212,848	153,292	6,787,556	9,534,524

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGrowth		GVITIntGro		GVITIntIdx6		GVITIDAgg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,492	10,461	51,667	25,055	2,038	–	421,795	289,190
Realized gain (loss) on investments	106,037	(40,719)	398,037	268,998	(153)	–	642,528	615,352
Change in unrealized gain (loss) on investments	848,404	1,040,630	1,594,606	343,491	16,309	–	1,918,101	12,811
Reinvested capital gains	–	–	11,773	7,948	–	–	295,325	327,252

Net increase (decrease) in contract owners’ equity resulting from operations	960,933	1,010,372	2,056,083	645,492	18,194	–	3,277,749	1,244,605

Equity transactions:
Purchase payments received from contract owners (note 6)	2,372,877	2,709,490	395,774	267,878	25,584	–	4,170,763	3,447,214
Transfers between funds	(862,076)	(440,902)	4,150,649	1,185,928	183,642	–	1,559,482	2,915,728
Surrenders (note 6)	(642,622)	(868,508)	(276,718)	(313,778)	(17)	–	(759,549)	(787,234)
Death benefits (note 4)	(126,564)	(43,706)	(847)	(2)	–	–	(32,296)	(3,628)
Net policy repayments (loans) (note 5)	(183,520)	(177,162)	(34,525)	(2,814)	(300)	–	(141,702)	(96,544)
Deductions for surrender charges (note 2d)	(74,252)	(77,088)	(3,557)	(5,918)	(158)	–	(140,694)	(131,596)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,233,859)	(1,345,570)	(177,826)	(90,300)	(3,539)	–	(1,304,561)	(1,180,948)
Asset charges (note 3):
FPVUL & VEL contracts	(70,082)	(68,772)	(12,673)	(4,638)	(246)	–	(64,191)	(43,587)
MSP contracts	(2,065)	(2,172)	(372)	(245)	–	–	(1,766)	(477)
SL contracts	(7,477)	(7,459)	(1,302)	(190)	(61)	–	(3,840)	(4,658)
Adjustments to maintain reserves	804	19	77	39	72	–	(82)	146

Net equity transactions	(828,836)	(321,830)	4,038,680	1,035,960	204,977	–	3,281,564	4,114,416

Net change in contract owners’ equity	132,097	688,542	6,094,763	1,681,452	223,171	–	6,559,313	5,359,021
Contract owners’ equity beginning of period	16,638,165	15,949,623	3,563,893	1,882,441	–	–	18,459,692	13,100,671

Contract owners’ equity end of period	$16,770,262	16,638,165	9,658,656	3,563,893	223,171	–	25,019,005	18,459,692

CHANGES IN UNITS:
Beginning units	2,151,666	2,195,790	354,044	243,720	–	–	1,368,528	1,046,694

Units purchased	314,518	485,451	408,362	189,792	21,043	–	521,691	573,546
Units redeemed	(424,474)	(529,575)	(41,694)	(79,468)	(709)	–	(300,459)	(251,712)

Ending units	2,041,710	2,151,666	720,712	354,044	20,334	–	1,589,760	1,368,528

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$379,907	234,921	1,327,498	897,528	1,316,373	938,989	629,411	416,545
Realized gain (loss) on investments	(14,713)	219,555	962,021	744,897	1,886,692	1,254,258	467,967	353,988
Change in unrealized gain (loss) on investments	238,962	(329,049)	3,146,924	(103,063)	4,291,540	122,125	474,133	(382,105)
Reinvested capital gains	123,826	199,790	502,972	708,206	725,912	999,754	317,513	319,252

Net increase (decrease) in contract owners’ equity resulting from operations	727,982	325,217	5,939,415	2,247,568	8,220,517	3,315,126	1,889,024	707,680

Equity transactions:
Purchase payments received from contract owners (note 6)	1,151,953	2,136,868	9,853,038	9,144,332	11,456,107	11,048,024	5,966,130	2,403,516
Transfers between funds	2,758,814	6,892,036	5,612,064	8,129,376	5,087,005	9,653,958	(1,087,071)	5,932,492
Surrenders (note 6)	(435,324)	(7,199,914)	(1,896,681)	(1,604,592)	(4,308,782)	(3,544,782)	(331,084)	(961,250)
Death benefits (note 4)	(73,137)	(16,968)	(134,336)	(33,088)	(7,042)	(6,712)	(475)	(275,142)
Net policy repayments (loans) (note 5)	(24,239)	(24,024)	(223,847)	(582,182)	(775,310)	(262,200)	(47,914)	(28,104)
Deductions for surrender charges (note 2d)	(33,334)	(19,818)	(266,778)	(197,606)	(389,030)	(354,622)	(36,396)	(73,072)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(580,940)	(585,678)	(3,236,018)	(3,021,900)	(3,731,750)	(3,441,332)	(926,995)	(860,714)
Asset charges (note 3):
FPVUL & VEL contracts	(22,125)	(15,957)	(169,493)	(116,128)	(220,543)	(144,086)	(42,604)	(29,899)
MSP contracts	(6,270)	(4,901)	(19,056)	(10,823)	(10,524)	(7,326)	(8,059)	(5,848)
SL contracts	(4,480)	(5,037)	(22,344)	(14,565)	(25,375)	(14,989)	(6,535)	(7,150)
Adjustments to maintain reserves	(4)	(1)	(879)	185	216	77	(347)	178

Net equity transactions	2,730,914	1,156,606	9,495,670	11,693,009	7,074,972	12,926,010	3,478,650	6,095,007

Net change in contract owners’ equity	3,458,896	1,481,823	15,435,085	13,940,577	15,295,489	16,241,136	5,367,674	6,802,687
Contract owners’ equity beginning of period	9,636,698	8,154,875	46,610,859	32,670,282	52,372,408	36,131,272	20,710,809	13,908,122

Contract owners’ equity end of period	$13,095,594	9,636,698	62,045,944	46,610,859	67,667,897	52,372,408	26,078,483	20,710,809

CHANGES IN UNITS:
Beginning units	823,092	719,758	3,688,566	2,721,654	3,969,980	2,932,166	1,697,008	1,186,558

Units purchased	415,079	939,743	1,222,494	1,591,266	1,222,174	1,784,437	509,644	879,817
Units redeemed	(180,433)	(836,409)	(496,766)	(624,354)	(711,508)	(746,623)	(229,654)	(369,367)

Ending units	1,057,738	823,092	4,414,294	3,688,566	4,480,646	3,969,980	1,976,998	1,697,008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITJPBal		GVITMdCpGr		GVITMdCpIdx		GVITMyMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$416,379	381,003	(4,698)	(7,156)	781,312	623,730	5,057,915	3,194,754
Realized gain (loss) on investments	1,350,548	984,632	503,082	3,895,659	8,050,335	2,511,390	–	–
Change in unrealized gain (loss) on investments	439,493	(887,239)	1,011,753	(3,047,260)	(3,099,405)	545,209	–	–
Reinvested capital gains	–	–	–	–	1,086,719	4,400,544	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,206,420	478,396	1,510,137	841,243	6,818,961	8,080,873	5,057,915	3,194,754

Equity transactions:
Purchase payments received from contract owners (note 6)	1,369,428	2,349,346	1,834,830	2,403,218	8,244,490	9,342,156	36,245,767	59,551,946
Transfers between funds	(1,657,342)	(1,165,522)	(417,382)	(11,690,018)	2,100,457	3,263,140	(20,282,149)	(42,927,020)
Surrenders (note 6)	(2,865,306)	(1,832,352)	(632,057)	(3,225,070)	(9,627,323)	(6,689,850)	(14,591,642)	(15,681,862)
Death benefits (note 4)	(62,754)	(218,846)	(20,321)	(17,596)	(172,854)	(139,284)	(430,692)	(412,398)
Net policy repayments (loans) (note 5)	(69,838)	(125,112)	(142,757)	(195,112)	(485,363)	(429,490)	(682,250)	(6,812)
Deductions for surrender charges (note 2d)	(119,984)	(50,382)	(56,726)	(68,996)	(148,453)	(128,538)	(850,181)	(1,280,192)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(757,970)	(930,210)	(903,004)	(977,532)	(2,197,872)	(2,271,002)	(7,954,613)	(9,684,038)
Asset charges (note 3):
FPVUL & VEL contracts	(42,576)	(42,879)	(53,009)	(48,945)	(113,884)	(98,800)	(370,746)	(384,378)
MSP contracts	(2,310)	(2,511)	(1,510)	(1,022)	(1,996)	(1,704)	(31,321)	(25,514)
SL contracts	(11,159)	(9,929)	(7,634)	(6,129)	(37,493)	(40,622)	(84,568)	(80,260)
Adjustments to maintain reserves	317	(697)	43	(2)	(231)	72	(5,168)	149,406

Net equity transactions	(4,219,494)	(2,029,094)	(399,527)	(13,827,204)	(2,440,522)	2,806,078	(9,037,563)	(10,781,122)

Net change in contract owners’ equity	(2,013,074)	(1,550,698)	1,110,610	(12,985,961)	4,378,439	10,886,951	(3,979,648)	(7,586,368)
Contract owners’ equity beginning of period	19,418,437	20,969,135	16,311,235	29,297,196	76,859,666	65,972,715	119,443,228	127,029,596

Contract owners’ equity end of period	$17,405,363	19,418,437	17,421,845	16,311,235	81,238,105	76,859,666	115,463,580	119,443,228

CHANGES IN UNITS:
Beginning units	1,645,674	1,828,006	1,253,052	2,993,638	3,939,766	3,680,328	9,499,298	10,347,602

Units purchased	120,149	503,846	140,282	432,791	779,224	1,562,959	2,837,447	5,033,223
Units redeemed	(450,159)	(686,178)	(175,494)	(2,173,377)	(818,706)	(1,303,521)	(3,553,307)	(5,881,527)

Ending units	1,315,664	1,645,674	1,217,840	1,253,052	3,900,284	3,939,766	8,783,438	9,499,298

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMyMkt5		GVITNWFund		GVITNWLead		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$10,857,311	8,508,706	4,901,772	2,693,622	7,431	10,016	(23,290)	(26,072)
Realized gain (loss) on investments	–	–	1,402,245	651,321	738	78,658	2,136,273	1,655,433
Change in unrealized gain (loss) on investments	–	–	56,960,310	22,877,449	83,224	(134,132)	(1,500,638)	(103,778)
Reinvested capital gains	–	–	–	–	113,501	131,530	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	10,857,311	8,508,706	63,264,327	26,222,392	204,894	86,072	612,345	1,525,583

Equity transactions:
Purchase payments received from contract owners (note 6)	174,454,959	206,045,210	5,631,009	6,624,320	95,367	81,950	3,156,568	4,919,556
Transfers between funds	(26,589,546)	(318,477,526)	(1,739,199)	204,038,642	422,280	280,028	500,782	(4,744,034)
Surrenders (note 6)	(19,445,282)	(90,778,732)	(2,132,968)	(3,009,076)	(2,965)	(283,570)	(6,177,383)	(3,131,300)
Death benefits (note 4)	(68,864)	(118,810)	(332,227)	(251,798)	–	(2)	(55,315)	(22,744)
Net policy repayments (loans) (note 5)	217,926	(677,190)	(752,529)	(648,492)	(1,611)	39,324	(131,546)	(230,390)
Deductions for surrender charges (note 2d)	–	–	(193,180)	(263,592)	(480)	(4,038)	(46,363)	(69,526)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(4,077,600)	(5,512,548)	(5,735,389)	(5,077,432)	(32,855)	(33,634)	(863,076)	(964,198)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(193,484)	(184,722)	(2,578)	(1,679)	(51,213)	(45,750)
MSP contracts	–	–	(14,263)	(13,351)	–	–	(1,246)	(793)
SL contracts	–	–	(15,690)	(15,435)	(714)	(49)	(11,542)	(14,601)
Adjustments to maintain reserves	10,439	(1,022)	4,424	2,184	27	4	(6,453)	(2,405)

Net equity transactions	124,502,032	(209,520,618)	(5,473,496)	201,201,248	476,471	78,334	(3,686,787)	(4,306,185)

Net change in contract owners’ equity	135,359,343	(201,011,912)	57,790,831	227,423,640	681,365	164,406	(3,074,442)	(2,780,602)
Contract owners’ equity beginning of period	196,203,033	397,214,945	470,939,668	243,516,028	864,230	699,824	26,005,927	28,786,529

Contract owners’ equity end of period	$331,562,376	196,203,033	528,730,499	470,939,668	1,545,595	864,230	22,931,485	26,005,927

CHANGES IN UNITS:
Beginning units	18,911,688	39,192,402	41,489,502	22,700,198	62,358	55,742	1,555,282	1,863,398

Units purchased	20,441,450	27,053,095	444,215	19,832,722	48,609	32,344	349,644	618,362
Units redeemed	(8,778,248)	(47,333,809)	(863,645)	(1,043,418)	(14,997)	(25,728)	(574,870)	(926,478)

Ending units	30,574,890	18,911,688	41,070,072	41,489,502	95,970	62,358	1,330,056	1,555,282

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmComp		GVITTGroFoc		GVITUSGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$282,031	(51,701)	(61,522)	(170,116)	–	–	14,099	(3,737)
Realized gain (loss) on investments	12,069,014	3,010,666	13,129,717	3,737,587	–	–	(68,320)	97,675
Change in unrealized gain (loss) on investments	(5,079,969)	(10,694,552)	(3,983,920)	(4,647,318)	–	–	(200,490)	(551,367)
Reinvested capital gains	6,169,351	9,974,530	2,239,910	12,618,912	–	–	130,686	967,114

Net increase (decrease) in contract owners’ equity resulting from operations	13,440,427	2,238,943	11,324,185	11,539,065	–	–	(124,025)	509,685

Equity transactions:
Purchase payments received from contract owners (note 6)	7,852,968	11,548,638	11,006,301	13,189,146	(314)	582	700,449	618,688
Transfers between funds	(11,917,583)	(6,831,554)	(18,838,133)	6,068,378	(158)	(3,206)	123,032	2,635,942
Surrenders (note 6)	(11,019,125)	(9,258,820)	(6,025,856)	(8,628,358)	–	–	(590,255)	(800,512)
Death benefits (note 4)	(625,733)	(134,276)	(260,687)	(173,698)	–	–	(26,342)	(4,592)
Net policy repayments (loans) (note 5)	(465,834)	(447,176)	(364,919)	(121,272)	45	–	(46,269)	(31,166)
Deductions for surrender charges (note 2d)	(175,861)	(227,778)	(139,993)	(151,950)	–	–	(14,853)	(8,178)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,819,571)	(3,327,252)	(3,096,872)	(3,277,318)	427	2,568	(244,363)	(212,052)
Asset charges (note 3):
FPVUL & VEL contracts	(167,018)	(164,326)	(158,429)	(138,233)	–	54	(13,600)	(9,349)
MSP contracts	(5,158)	(5,167)	(5,020)	(4,247)	–	–	(442)	(327)
SL contracts	(28,628)	(31,488)	(24,669)	(23,268)	–	–	(2,313)	(1,229)
Adjustments to maintain reserves	95	(4,800)	(62,516)	189	–	2	55	(12)

Net equity transactions	(19,371,448)	(8,883,999)	(17,970,793)	6,739,369	–	–	(114,901)	2,187,213

Net change in contract owners’ equity	(5,931,021)	(6,645,056)	(6,646,608)	18,278,434	–	–	(238,926)	2,696,898
Contract owners’ equity beginning of period	86,244,409	92,889,465	107,929,871	89,651,437	–	–	6,780,459	4,083,561

Contract owners’ equity end of period	$80,313,388	86,244,409	101,283,263	107,929,871	–	–	6,541,533	6,780,459

CHANGES IN UNITS:
Beginning units	3,867,500	4,231,442	5,767,374	4,948,194	–	–	431,480	290,806

Units purchased	361,356	1,603,362	715,029	3,368,175	49	1,416	84,716	228,574
Units redeemed	(1,193,008)	(1,967,304)	(1,674,711)	(2,548,995)	(49)	(1,416)	(98,258)	(87,900)

Ending units	3,035,848	3,867,500	4,807,692	5,767,374	–	–	417,938	431,480

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITVKVal		GVITMltSec		GVITWLead		GSVMdCpV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$215,731	156,510	702,956	704,651	44,960	49,630	447,368	154,348
Realized gain (loss) on investments	611,592	1,305,284	14,731	55,235	397,546	1,186,830	1,527,282	3,824,811
Change in unrealized gain (loss) on investments	499,983	(1,324,762)	51,097	(490,913)	800,472	(451,565)	565,343	(2,832,569)
Reinvested capital gains	577,219	280,896	38,017	105,992	–	–	6,847,239	4,779,360

Net increase (decrease) in contract owners’ equity resulting from operations	1,904,525	417,928	806,801	374,965	1,242,978	784,895	9,387,232	5,925,950

Equity transactions:
Purchase payments received from contract owners (note 6)	1,717,353	1,658,134	1,807,496	2,328,590	415,550	470,616	9,151,404	8,697,054
Transfers between funds	347,555	(1,053,884)	(1,130,497)	6,286,074	(215,873)	(353,660)	1,717,030	19,116,412
Surrenders (note 6)	(563,976)	(971,204)	(1,536,865)	(2,489,696)	(292,759)	(658,382)	(4,345,371)	(16,028,218)
Death benefits (note 4)	(130,765)	(20,678)	(285,442)	(86,920)	(5,633)	(5,270)	(44,468)	(36,842)
Net policy repayments (loans) (note 5)	(128,466)	(51,712)	(5,560)	(127,030)	(34,245)	(23,198)	(253)	(1,252)
Deductions for surrender charges (note 2d)	(34,111)	(34,204)	(25,056)	(51,082)	(8,990)	(29,412)	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(611,392)	(575,530)	(605,722)	(737,666)	(258,860)	(266,276)	(860,787)	(824,296)
Asset charges (note 3):
FPVUL & VEL contracts	(43,708)	(29,150)	(32,124)	(28,630)	(17,581)	(14,568)	–	–
MSP contracts	(1,297)	(1,230)	(3,307)	(3,643)	(379)	(313)	–	–
SL contracts	(5,807)	(3,818)	(5,862)	(4,972)	(1,912)	(1,523)	–	–
Adjustments to maintain reserves	99	(65)	(8)	61	26	(15)	1,371	150

Net equity transactions	545,485	(1,083,341)	(1,822,947)	5,085,086	(420,656)	(882,001)	5,618,926	10,923,008

Net change in contract owners’ equity	2,450,010	(665,413)	(1,016,146)	5,460,051	822,322	(97,106)	15,006,158	16,848,958
Contract owners’ equity beginning of period	11,170,215	11,835,628	19,551,800	14,091,749	4,920,120	5,017,226	54,741,504	37,892,546

Contract owners’ equity end of period	$13,620,225	11,170,215	18,535,654	19,551,800	5,742,442	4,920,120	69,747,662	54,741,504

CHANGES IN UNITS:
Beginning units	873,378	1,010,062	1,351,476	980,208	354,722	440,648	3,064,044	2,386,580

Units purchased	175,325	292,506	158,491	824,057	25,803	189,720	659,984	2,517,363
Units redeemed	(131,115)	(429,190)	(291,507)	(452,789)	(52,953)	(275,646)	(354,142)	(1,839,899)

Ending units	917,588	873,378	1,218,460	1,351,476	327,572	354,722	3,369,886	3,064,044

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanBal		JanForty		JanGlTech		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$140,956	152,654	19,557	(34,927)	(4,761)	(3,541)	677	5,763
Realized gain (loss) on investments	718,982	459,986	4,052,326	3,013,007	727,508	(476,937)	(6,169)	6,996
Change in unrealized gain (loss) on investments	(247,691)	26,626	(196,228)	1,708,676	489,592	1,867,653	21,541	(49,154)
Reinvested capital gains	–	–	–	–	–	–	42,380	83,508

Net increase (decrease) in contract owners’ equity resulting from operations	612,247	639,266	3,875,655	4,686,756	1,212,339	1,387,175	58,429	47,113

Equity transactions:
Purchase payments received from contract owners (note 6)	814,693	1,225,974	4,436,262	5,269,780	1,726,100	2,281,730	45,743	49,474
Transfers between funds	(2,998,740)	(771,402)	1,640,984	(2,287,536)	1,204,456	(1,413,638)	(41,864)	147,744
Surrenders (note 6)	(139,904)	(807,376)	(5,569,498)	(4,583,720)	(746,802)	(1,334,454)	(4,910)	(44,184)
Death benefits (note 4)	(9,517)	(6,256)	(155,868)	(17,062)	(15,700)	(4,292)	–	–
Net policy repayments (loans) (note 5)	(60,524)	(27,354)	(327,900)	(330,624)	(148,833)	(99,806)	(5,751)	(3,394)
Deductions for surrender charges (note 2d)	(3,986)	(3,852)	(150,791)	(169,738)	(68,718)	(71,836)	(640)	(3,450)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(157,298)	(184,630)	(1,723,893)	(1,994,710)	(692,384)	(795,868)	(22,573)	(21,760)
Asset charges (note 3):
FPVUL & VEL contracts	(4,752)	(3,367)	(99,861)	(100,236)	(43,998)	(42,571)	(1,774)	(1,339)
MSP contracts	–	–	(2,411)	(2,390)	(834)	(783)	(362)	(275)
SL contracts	(915)	(549)	(13,846)	(13,231)	(8,830)	(8,667)	(127)	(93)
Adjustments to maintain reserves	12,505	44	165	(1,624)	234	1,037	(37)	58

Net equity transactions	(2,548,438)	(578,768)	(1,966,657)	(4,231,091)	1,204,691	(1,489,148)	(32,295)	122,781

Net change in contract owners’ equity	(1,936,191)	60,498	1,908,998	455,665	2,417,030	(101,973)	26,134	169,894
Contract owners’ equity beginning of period	8,310,980	8,250,482	42,905,579	42,449,914	14,125,473	14,227,446	510,093	340,199

Contract owners’ equity end of period	$6,374,789	8,310,980	44,814,577	42,905,579	16,542,503	14,125,473	536,227	510,093

CHANGES IN UNITS:
Beginning units	628,864	670,846	4,991,020	5,560,894	3,531,632	3,971,414	31,826	23,542

Units purchased	115,952	241,647	1,115,457	1,685,267	972,673	871,305	2,850	13,493
Units redeemed	(307,090)	(283,629)	(1,321,079)	(2,255,141)	(659,063)	(1,311,087)	(4,472)	(5,209)

Ending units	437,726	628,864	4,785,398	4,991,020	3,845,242	3,531,632	30,204	31,826

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS2		JanIntGroS		JPMMidCapGr		JPMMidCapV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$75,317	–	987,830	371,496	(10,359)	(8,296)	6,164	3,396
Realized gain (loss) on investments	168	–	8,545,861	5,363,604	231,144	343,944	4,335	89,704
Change in unrealized gain (loss) on investments	1,243,011	–	10,808,316	5,238,898	(10,397)	(31,068)	(30,208)	(70,259)
Reinvested capital gains	–	–	–	–	109,584	–	98,910	66,486

Net increase (decrease) in contract owners’ equity resulting from operations	1,318,496	–	20,342,007	10,973,998	319,972	304,580	79,201	89,327

Equity transactions:
Purchase payments received from contract owners (note 6)	1,819,270	–	3,361,029	4,705,514	503,494	494,648	30,062	120,354
Transfers between funds	5,793,495	–	444,747	(5,758,140)	(90,427)	782,682	(587,553)	(297,044)
Surrenders (note 6)	(77,073)	–	(3,818,358)	(5,494,906)	(84,882)	(870,990)	(82,845)	(201,206)
Death benefits (note 4)	(464)	–	(264,675)	(17,372)	(151)	(2,886)	(805)	(528)
Net policy repayments (loans) (note 5)	71,621	–	(454,585)	(217,512)	–	–	–	–
Deductions for surrender charges (note 2d)	(3,100)	–	(131,288)	(188,528)	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(134,013)	–	(1,849,857)	(1,685,664)	(76,330)	(66,548)	(8,083)	(14,646)
Asset charges (note 3):
FPVUL & VEL contracts	(8,505)	–	(119,340)	(87,703)	–	–	–	–
MSP contracts	(78)	–	(2,820)	(1,797)	–	–	–	–
SL contracts	(1,428)	–	(17,542)	(12,028)	–	–	–	–
Adjustments to maintain reserves	41	–	735	(6)	8	10	8	35

Net equity transactions	7,459,766	–	(2,851,954)	(8,758,142)	251,712	336,916	(649,216)	(393,035)

Net change in contract owners’ equity	8,778,262	–	17,490,053	2,215,856	571,684	641,496	(570,015)	(303,708)
Contract owners’ equity beginning of period	–	–	43,357,179	41,141,323	3,403,405	2,761,909	877,908	1,181,616

Contract owners’ equity end of period	$8,778,262	–	60,847,232	43,357,179	3,975,089	3,403,405	307,893	877,908

CHANGES IN UNITS:
Beginning units	–	–	4,397,578	5,514,336	214,242	192,734	53,000	78,176

Units purchased	777,292	–	487,995	1,598,196	63,298	261,089	1,741	48,870
Units redeemed	(22,442)	–	(671,007)	(2,714,954)	(52,416)	(239,581)	(38,811)	(74,046)

Ending units	754,850	–	4,214,566	4,397,578	225,124	214,242	15,930	53,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LAMidCapV		MFSInvGrStl		MFSValueI		GVITNStrVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,252	724	–	9,985	24,098	9,978	–	–
Realized gain (loss) on investments	3,568	731	59,908	48,694	104,789	39,281	–	–
Change in unrealized gain (loss) on investments	1,310	(4,233)	247,242	121,870	286,163	21,116	–	–
Reinvested capital gains	49,476	13,692	–	–	68,117	32,118	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	56,606	10,914	307,150	180,549	483,167	102,493	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	2,994	(2)	865,208	722,216	410,693	363,110	3	–
Transfers between funds	387,073	225,126	(58,134)	649,508	1,224,719	460,144	(30)	–
Surrenders (note 6)	(7,874)	–	(118,612)	(65,716)	(62,697)	(25,282)	–	–
Death benefits (note 4)	–	–	(17,006)	(43,208)	–	(828)	–	–
Net policy repayments (loans) (note 5)	–	–	(39,305)	(10,682)	(12,805)	(13,326)	–	–
Deductions for surrender charges (note 2d)	–	–	(14,157)	(7,572)	(11,532)	(1,996)	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(4,758)	(1,542)	(280,830)	(269,260)	(139,305)	(111,492)	3	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(17,699)	(13,029)	(9,363)	(5,202)	(1)	–
MSP contracts	–	–	(237)	(173)	(380)	(201)	–	–
SL contracts	–	–	(824)	(623)	(1,208)	(727)	–	–
Adjustments to maintain reserves	(838)	45	5	11	50	32	25	–

Net equity transactions	376,597	223,627	318,409	961,472	1,398,172	664,232	–	–

Net change in contract owners’ equity	433,203	234,541	625,559	1,142,021	1,881,339	766,725	–	–
Contract owners’ equity beginning of period	234,541	–	3,855,599	2,713,578	1,795,478	1,028,753	–	–

Contract owners’ equity end of period	$667,744	234,541	4,481,158	3,855,599	3,676,817	1,795,478	–	–

CHANGES IN UNITS:
Beginning units	20,812	–	291,396	214,290	118,172	72,218	–	–

Units purchased	33,292	22,477	62,263	112,910	96,110	56,230	3	–
Units redeemed	(1,164)	(1,665)	(38,835)	(35,804)	(14,022)	(10,276)	(3)	–

Ending units	52,940	20,812	314,824	291,396	200,260	118,172	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGuard		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,815)	(3,239)	95,651	8,896	3,750	664	272,797	214,521
Realized gain (loss) on investments	78,642	135,918	2,245,862	1,071,673	64,388	2,547	(17,147)	(63,991)
Change in unrealized gain (loss) on investments	(36,527)	(93,155)	(418,853)	29,510	183,156	32,993	113,979	(61,052)
Reinvested capital gains	45,103	7,692	–	–	13,829	3,050	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,403	47,216	1,922,660	1,110,079	265,123	39,254	369,629	89,478

Equity transactions:
Purchase payments received from contract owners (note 6)	181,213	471,948	887,138	1,738,684	216,888	21,870	785,674	1,286,146
Transfers between funds	(282,594)	(958,828)	(964,203)	(1,115,540)	1,146,282	591,616	1,348,992	3,474,880
Surrenders (note 6)	(47,239)	(309,050)	(1,705,503)	(1,002,208)	(108,990)	(1,650)	(138,889)	(187,828)
Death benefits (note 4)	(1,821)	(1,130)	(29,599)	(52,436)	–	–	–	(68,168)
Net policy repayments (loans) (note 5)	(22,508)	(14,204)	(189,086)	(88,276)	(46,365)	(4,560)	(5,571)	(6,508)
Deductions for surrender charges (note 2d)	(974)	(1,752)	(22,589)	(30,876)	(2,291)	(476)	(14,623)	(8,856)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(42,693)	(64,846)	(530,149)	(581,516)	(56,459)	(11,664)	(334,442)	(246,608)
Asset charges (note 3):
FPVUL & VEL contracts	(2,505)	(1,788)	(32,924)	(32,955)	(4,456)	(534)	(24,807)	(12,987)
MSP contracts	(85)	–	(939)	(962)	(233)	(1)	(753)	(472)
SL contracts	(498)	(329)	(4,041)	(4,015)	(498)	(1)	(2,448)	(2,044)
Adjustments to maintain reserves	74	(28)	36	100	748	73	(10)	200

Net equity transactions	(219,630)	(880,007)	(2,591,859)	(1,170,000)	1,144,626	594,673	1,613,123	4,227,755

Net change in contract owners’ equity	(134,227)	(832,791)	(669,199)	(59,921)	1,409,749	633,927	1,982,752	4,317,233
Contract owners’ equity beginning of period	1,682,268	2,515,059	14,609,107	14,669,028	633,927	–	7,733,779	3,416,546

Contract owners’ equity end of period	$1,548,041	1,682,268	13,939,908	14,609,107	2,043,676	633,927	9,716,531	7,733,779

CHANGES IN UNITS:
Beginning units	116,494	179,164	934,782	1,000,824	53,950	–	748,972	335,648

Units purchased	27,221	57,082	154,898	389,304	99,337	55,621	204,964	467,743
Units redeemed	(41,803)	(119,752)	(328,992)	(455,346)	(12,403)	(1,671)	(50,888)	(54,419)

Ending units	101,912	116,494	760,688	934,782	140,884	53,950	903,048	748,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTMCGr		NBAMTPart		NBAMTRegI		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(22,024)	(24,851)	136,790	181,744	730	–	3,419	(162)
Realized gain (loss) on investments	1,903,659	3,965,024	2,935,967	3,223,639	(14,805)	–	7,578	2,701
Change in unrealized gain (loss) on investments	3,585,864	549,775	(2,822,988)	(223,832)	12,278	–	8,407	7,430
Reinvested capital gains	–	–	2,237,618	4,592	22,223	–	47,400	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,467,499	4,489,948	2,487,387	3,186,143	20,426	–	66,804	9,969

Equity transactions:
Purchase payments received from contract owners (note 6)	4,023,169	5,156,916	1,561,021	2,016,266	12,694	–	77,630	7,400
Transfers between funds	(1,734,701)	(5,894,314)	815,963	1,247,214	399,771	–	477,234	274,800
Surrenders (note 6)	(1,585,818)	(6,484,224)	(5,958,775)	(3,881,124)	(1,466)	–	(51,066)	(19,240)
Death benefits (note 4)	(88,663)	(104,540)	(34,546)	(8,784)	–	–	–	–
Net policy repayments (loans) (note 5)	(157,366)	(277,610)	(680,813)	(279,760)	–	–	(4,356)	–
Deductions for surrender charges (note 2d)	(122,940)	(147,180)	(63,405)	(88,342)	–	–	(726)	(1,328)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,799,054)	(1,924,068)	(815,350)	(840,918)	(9,310)	–	(25,199)	(2,124)
Asset charges (note 3):
FPVUL & VEL contracts	(102,689)	(92,477)	(54,760)	(47,738)	–	–	(2,680)	(142)
MSP contracts	(2,090)	(1,966)	(1,489)	(1,654)	–	–	(57)	(7)
SL contracts	(15,066)	(13,348)	(12,080)	(10,122)	–	–	(234)	(3)
Adjustments to maintain reserves	107	(4,370)	2,087	830	(938)	–	25	67

Net equity transactions	(1,585,111)	(9,787,181)	(5,242,147)	(1,894,132)	400,751	–	470,571	259,423

Net change in contract owners’ equity	3,882,388	(5,297,233)	(2,754,760)	1,292,011	421,177	–	537,375	269,392
Contract owners’ equity beginning of period	38,136,423	43,433,656	23,462,474	22,170,463	–	–	269,392	–

Contract owners’ equity end of period	$42,018,811	38,136,423	20,707,714	23,462,474	421,177	–	806,767	269,392

CHANGES IN UNITS:
Beginning units	2,443,662	3,470,750	1,534,846	1,731,354	–	–	23,100	–

Units purchased	261,641	679,255	193,885	513,241	42,315	–	42,368	25,079
Units redeemed	(334,425)	(1,706,343)	(542,365)	(709,749)	(1,221)	–	(3,108)	(1,979)

Ending units	2,370,878	2,443,662	1,186,366	1,534,846	41,094	–	62,360	23,100

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTSocRes		OppGlSec3		OppCapAp		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,512	(271)	109,643	(1,266)	290,028	958,062	653,896	510,971
Realized gain (loss) on investments	84,079	34,585	216,685	65,081	6,558,021	578,276	8,813,547	5,322,204
Change in unrealized gain (loss) on investments	177,186	59,578	1,264,016	764,233	2,466,146	4,398,023	(1,859,919)	2,527,482
Reinvested capital gains	24,933	3,326	573,997	–	–	–	4,090,534	–

Net increase (decrease) in contract owners’ equity resulting from operations	289,710	97,218	2,164,341	828,048	9,314,195	5,934,361	11,698,058	8,360,657

Equity transactions:
Purchase payments received from contract owners (note 6)	469,710	313,774	3,887,872	2,779,566	13,571,860	21,711,790	2,915,675	7,081,714
Transfers between funds	707,196	727,176	3,708,909	5,535,992	(20,777,203)	(16,457,702)	1,041,332	907,058
Surrenders (note 6)	(152,125)	(85,330)	(657,688)	(244,838)	(4,677,523)	(19,271,526)	(8,605,245)	(7,039,230)
Death benefits (note 4)	–	–	(28,039)	(25,442)	(120,277)	(158,872)	(122,420)	(44,770)
Net policy repayments (loans) (note 5)	(9,253)	242	(78,170)	99,806	(321,628)	(624,116)	(218,423)	(394,164)
Deductions for surrender charges (note 2d)	(11,943)	(1,526)	(41,812)	(20,618)	(216,478)	(319,496)	(86,123)	(101,854)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(118,796)	(77,622)	(672,243)	(218,144)	(4,147,291)	(4,695,310)	(1,744,211)	(2,108,658)
Asset charges (note 3):
FPVUL & VEL contracts	(7,089)	(3,337)	(42,792)	(10,565)	(199,499)	(190,375)	(81,862)	(87,539)
MSP contracts	(307)	(91)	(923)	(257)	(6,029)	(5,610)	(2,061)	(1,846)
SL contracts	(2,022)	(893)	(9,127)	(3,052)	(26,270)	(24,477)	(14,148)	(14,320)
Adjustments to maintain reserves	62	2	30	286	4,713	1	1,897	(735)

Net equity transactions	875,433	872,395	6,066,017	7,892,734	(16,915,625)	(20,035,693)	(6,915,589)	(1,804,344)

Net change in contract owners’ equity	1,165,143	969,613	8,230,358	8,720,782	(7,601,430)	(14,101,332)	4,782,469	6,556,313
Contract owners’ equity beginning of period	1,562,211	592,598	8,720,782	–	130,707,277	144,808,609	66,921,188	60,364,875

Contract owners’ equity end of period	$2,727,354	1,562,211	16,951,140	8,720,782	123,105,847	130,707,277	71,703,657	66,921,188

CHANGES IN UNITS:
Beginning units	104,292	42,274	723,136	–	10,683,274	11,425,008	5,273,314	5,430,766

Units purchased	71,098	69,573	594,916	766,045	1,281,089	7,056,358	991,724	2,878,688
Units redeemed	(15,256)	(7,555)	(123,704)	(42,909)	(2,717,063)	(7,798,092)	(1,448,994)	(3,036,140)

Ending units	160,134	104,292	1,194,348	723,136	9,247,300	10,683,274	4,816,044	5,273,314

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppHighInc		OppMSt		OppMStSCap		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$258,840	188,043	438,967	529,350	4,810	(1,163)	(45,719)	(58,472)
Realized gain (loss) on investments	(18,628)	(50,931)	1,963,250	1,705,806	156,168	71,417	3,970,282	8,348,656
Change in unrealized gain (loss) on investments	119,146	(47,298)	3,463,093	9,374	210,349	117,558	(2,446,101)	(2,182,218)
Reinvested capital gains	–	–	–	–	94,934	53,070	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	359,358	89,814	5,865,310	2,244,530	466,261	240,882	1,478,462	6,107,966

Equity transactions:
Purchase payments received from contract owners (note 6)	532,106	538,178	4,120,791	5,707,864	680,348	394,638	4,625,076	8,090,218
Transfers between funds	227,330	431,688	(244,548)	(2,801,076)	1,271,772	495,442	(7,824,283)	(10,107,086)
Surrenders (note 6)	(106,681)	(136,760)	(2,633,893)	(3,983,586)	(284,848)	(71,788)	(3,278,861)	(9,951,726)
Death benefits (note 4)	(802)	(2,084)	(306,762)	(211,410)	(35,812)	(2,630)	(114,492)	(106,858)
Net policy repayments (loans) (note 5)	(47,547)	(30,886)	(432,302)	(402,058)	(2,810)	(59,140)	(129,426)	(661,682)
Deductions for surrender charges (note 2d)	(12,825)	(12,660)	(127,429)	(185,490)	(23,293)	(8,466)	(162,360)	(243,372)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(308,843)	(249,062)	(2,107,721)	(2,344,784)	(205,569)	(169,816)	(2,339,153)	(2,747,066)
Asset charges (note 3):
FPVUL & VEL contracts	(14,128)	(9,638)	(132,654)	(123,336)	(14,409)	(8,403)	(128,675)	(129,137)
MSP contracts	(302)	(102)	(5,596)	(5,206)	(207)	(96)	(2,733)	(2,946)
SL contracts	(1,596)	(1,089)	(16,675)	(17,120)	(1,701)	(672)	(13,529)	(13,009)
Adjustments to maintain reserves	14	48	40	(22,898)	145	(6)	(255)	(3,681)

Net equity transactions	266,726	527,633	(1,886,749)	(4,389,100)	1,383,616	569,063	(9,368,691)	(15,876,345)

Net change in contract owners’ equity	626,084	617,447	3,978,561	(2,144,570)	1,849,877	809,945	(7,890,229)	(9,768,379)
Contract owners’ equity beginning of period	3,795,949	3,178,502	40,298,200	42,442,770	2,664,457	1,854,512	55,571,063	65,339,442

Contract owners’ equity end of period	$4,422,033	3,795,949	44,276,761	40,298,200	4,514,334	2,664,457	47,680,834	55,571,063

CHANGES IN UNITS:
Beginning units	304,496	260,866	3,313,744	3,750,564	146,346	111,964	4,702,756	5,915,758

Units purchased	57,743	74,854	419,706	1,087,846	99,399	56,039	376,202	2,290,601
Units redeemed	(38,067)	(31,224)	(567,140)	(1,524,666)	(30,131)	(21,657)	(1,305,274)	(3,503,603)

Ending units	324,172	304,496	3,166,310	3,313,744	215,614	146,346	3,773,684	4,702,756

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITAllAst		PVITLowDur		PVITRealRet		PVITTotRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$128,582	149,414	1,576,571	990,266	1,586,946	682,032	4,249,566	2,469,162
Realized gain (loss) on investments	62,978	4,077	(319,633)	(186,935)	(330,063)	150,024	(749,358)	(2,913)
Change in unrealized gain (loss) on investments	(54,520)	50,480	210,497	(595,391)	(2,320,724)	(739,307)	(291,320)	(2,205,252)
Reinvested capital gains	3,877	12,230	–	104,450	1,140,949	345,124	654,903	1,411,494

Net increase (decrease) in contract owners’ equity resulting from operations	140,917	216,201	1,467,435	312,390	77,108	437,873	3,863,791	1,672,491

Equity transactions:
Purchase payments received from contract owners (note 6)	417,108	240,212	3,274,924	4,651,648	3,855,829	5,417,370	11,445,348	12,384,494
Transfers between funds	(2,728,357)	3,418,706	(130,978)	15,350,362	10,103,605	10,901,204	33,883,799	13,111,258
Surrenders (note 6)	(371,662)	–	(2,584,179)	(28,029,434)	(2,190,978)	(3,182,524)	(13,016,934)	(4,948,132)
Death benefits (note 4)	–	–	(12,566)	(43,444)	(10,531)	(41,306)	(33,557)	(82,760)
Net policy repayments (loans) (note 5)	–	–	840	(20)	107	10	(26,634)	(59,414)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(34,790)	(37,340)	(879,519)	(827,922)	(535,709)	(521,088)	(1,589,933)	(1,316,828)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	–	–	–	–
MSP contracts	–	–	–	–	–	–	–	–
SL contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	110	5	(1,166)	(2,218)	11,835	(6,521)	30,288	(21,486)

Net equity transactions	(2,717,591)	3,621,583	(332,644)	(8,901,028)	11,234,158	12,567,145	30,692,377	19,067,132

Net change in contract owners’ equity	(2,576,674)	3,837,784	1,134,791	(8,588,638)	11,311,266	13,005,018	34,556,168	20,739,623
Contract owners’ equity beginning of period	4,113,521	275,737	39,357,299	47,945,937	31,784,917	18,779,899	89,665,599	68,925,976

Contract owners’ equity end of period	$1,536,847	4,113,521	40,492,090	39,357,299	43,096,183	31,784,917	124,221,767	89,665,599

CHANGES IN UNITS:
Beginning units	346,486	24,614	3,699,808	4,539,622	2,555,674	1,538,994	7,755,960	6,094,914

Units purchased	45,134	365,450	434,776	3,460,367	1,220,721	2,077,818	3,928,794	4,650,228
Units redeemed	(267,666)	(43,578)	(463,988)	(4,300,181)	(322,943)	(1,061,138)	(1,309,720)	(2,989,182)

Ending units	123,954	346,486	3,670,596	3,699,808	3,453,452	2,555,674	10,375,034	7,755,960

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioHiYield		PVTGroIncIB		PVTIntEqIB		PVTVoyIB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$645,917	499,686	18,028	15,494	12,530	23,274	389	1,751
Realized gain (loss) on investments	(140,344)	(66,334)	35,631	21,915	375,808	106,954	6,926	7,602
Change in unrealized gain (loss) on investments	323,000	(555,063)	102,959	20,998	520,130	97,263	12,151	10,546
Reinvested capital gains	171,999	327,788	28,081	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,000,572	206,077	184,699	58,407	908,468	227,491	19,466	19,899

Equity transactions:
Purchase payments received from contract owners (note 6)	1,272,832	1,262,376	192,407	229,886	220,234	190,056	108,648	105,898
Transfers between funds	711,631	2,312,216	(44,426)	68,440	2,167,875	453,196	(28,660)	9,278
Surrenders (note 6)	(263,529)	(1,118,194)	(30,875)	(61,800)	(409,962)	(75,660)	(6,539)	(32,990)
Death benefits (note 4)	(2,578)	(16,674)	–	–	(863)	–	(9,679)	(29,824)
Net policy repayments (loans) (note 5)	175	10	(21,032)	(7,834)	(212,480)	(2,638)	(1,653)	(1,908)
Deductions for surrender charges (note 2d)	–	–	(8,618)	(6,558)	(10,394)	(5,496)	(2,997)	(2,940)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(161,357)	(155,358)	(83,572)	(90,674)	(105,882)	(72,620)	(36,622)	(41,046)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(4,578)	(3,647)	(7,388)	(3,903)	(1,773)	(1,390)
MSP contracts	–	–	(36)	(34)	(220)	(177)	(7)	(6)
SL contracts	–	–	(307)	(185)	(2,321)	(2,388)	(154)	(113)
Adjustments to maintain reserves	137	(73)	20	26	38	25	(18)	24

Net equity transactions	1,557,311	2,284,303	(1,017)	127,620	1,638,637	480,395	20,546	4,983

Net change in contract owners’ equity	2,557,883	2,490,380	183,682	186,027	2,547,105	707,886	40,012	24,882
Contract owners’ equity beginning of period	11,117,277	8,626,897	1,150,032	964,005	2,307,196	1,599,310	359,350	334,468

Contract owners’ equity end of period	$13,675,160	11,117,277	1,333,714	1,150,032	4,854,301	2,307,196	399,362	359,350

CHANGES IN UNITS:
Beginning units	739,418	584,660	79,162	69,826	138,276	107,542	27,308	26,864

Units purchased	133,955	689,878	11,200	22,192	154,928	42,649	8,335	9,766
Units redeemed	(32,807)	(535,120)	(11,158)	(12,856)	(65,414)	(11,915)	(6,859)	(9,322)

Ending units	840,566	739,418	79,204	79,162	227,790	138,276	28,784	27,308

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RCFMicroCap		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(55,521)	96,192	2,764	318	864,340	665,219	13,800	2,024
Realized gain (loss) on investments	4,280,337	667,307	20,130	3,925	3,458,350	2,694,532	(1,565)	(13)
Change in unrealized gain (loss) on investments	1,284,180	2,639,776	75,614	9,234	7,085,486	(4,229,484)	5,730	(1,192)
Reinvested capital gains	2,562,710	593,782	–	–	2,346,470	3,101,640	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,071,706	3,997,057	98,508	13,477	13,754,646	2,231,907	17,965	819

Equity transactions:
Purchase payments received from contract owners (note 6)	5,413,595	4,740,150	211,549	41,398	8,015,837	8,267,440	49,427	3,104
Transfers between funds	2,521,755	6,725,044	814,033	333,894	12,414,642	21,558,452	307,240	199,838
Surrenders (note 6)	(5,177,630)	(2,695,940)	(5,819)	–	(11,104,790)	(11,550,652)	(19,071)	–
Death benefits (note 4)	(19,609)	(17,684)	–	–	(78,939)	(68,344)	–	–
Net policy repayments (loans) (note 5)	(14,185)	(15,066)	(3,902)	(8,488)	(20,030)	(25,616)	374	–
Deductions for surrender charges (note 2d)	–	–	(992)	–	(1,671)	–	(1,701)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(712,198)	(575,576)	(36,353)	(5,912)	(1,270,895)	(978,192)	(11,120)	(2,056)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(2,476)	(465)	(5,571)	(892)	(872)	(180)
MSP contracts	–	–	(251)	(8)	(189)	(14)	(25)	–
SL contracts	–	–	(357)	(25)	(1,426)	(129)	(101)	(40)
Adjustments to maintain reserves	15,515	233	(7)	88	23,259	(723)	(9)	17

Net equity transactions	2,027,243	8,161,161	975,425	360,482	7,970,227	17,201,330	324,142	200,683

Net change in contract owners’ equity	10,098,949	12,158,218	1,073,933	373,959	21,724,873	19,433,237	342,107	201,502
Contract owners’ equity beginning of period	38,897,901	26,739,683	373,959	–	69,101,226	49,667,989	201,502	–

Contract owners’ equity end of period	$48,996,850	38,897,901	1,447,892	373,959	90,826,099	69,101,226	543,609	201,502

CHANGES IN UNITS:
Beginning units	2,048,560	1,568,630	33,050	–	4,627,720	3,441,590	19,896	–

Units purchased	515,021	1,454,511	88,498	34,381	1,306,509	3,455,577	34,852	20,121
Units redeemed	(427,033)	(974,581)	(4,504)	(1,331)	(797,303)	(2,269,447)	(3,150)	(225)

Ending units	2,136,548	2,048,560	117,044	33,050	5,136,926	4,627,720	51,598	19,896

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowMidCap2		TRowNewAmGr		VEWrldEMkt		VEWrldHAs
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(70,941)	(69,266)	(36,053)	(22,046)	84,938	77,634	(4,133)	26,413
Realized gain (loss) on investments	2,418,664	3,166,572	168,410	11,876	1,284,003	3,049,750	4,562,925	2,105,837
Change in unrealized gain (loss) on investments	(4,201,040)	(1,508,118)	86,063	642,042	2,758,263	(29,014)	(1,696,211)	3,024,831
Reinvested capital gains	2,767,140	1,546,394	140,937	–	1,453,634	–	1,034,045	–

Net increase (decrease) in contract owners’ equity resulting from operations	913,823	3,135,582	359,357	631,872	5,580,838	3,098,370	3,896,626	5,157,081

Equity transactions:
Purchase payments received from contract owners (note 6)	2,301,920	3,502,378	1,663,612	1,125,026	1,351,579	1,145,516	1,455,729	1,342,472
Transfers between funds	(2,433,681)	2,669,954	(1,364,094)	10,104,458	1,591,024	(2,645,068)	1,215,205	4,481,862
Surrenders (note 6)	(5,825,971)	(13,090,592)	(3,522,388)	(1,324)	(1,042,203)	(1,705,926)	(1,683,571)	(3,026,088)
Death benefits (note 4)	(38,052)	(9,362)	(21,928)	–	(8,419)	(11,994)	(36,968)	(17,978)
Net policy repayments (loans) (note 5)	–	–	–	–	(487,331)	(385,634)	55,554	(469,262)
Deductions for surrender charges (note 2d)	–	–	–	–	(43,711)	(56,880)	(51,830)	(7,698)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(309,455)	(369,676)	(188,860)	(104,032)	(611,984)	(530,786)	(531,025)	(385,080)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(44,978)	(34,020)	(36,114)	(23,737)
MSP contracts	–	–	–	–	(647)	(480)	(947)	(564)
SL contracts	–	–	–	–	(6,099)	(4,100)	(5,760)	(4,586)
Adjustments to maintain reserves	3,236	(2,989)	1,091	(6)	(345)	(2,490)	(2,992)	(1,623)

Net equity transactions	(6,302,003)	(7,300,287)	(3,432,567)	11,124,122	696,886	(4,231,862)	377,281	1,887,718

Net change in contract owners’ equity	(5,388,180)	(4,164,705)	(3,073,210)	11,755,994	6,277,724	(1,133,492)	4,273,907	7,044,799
Contract owners’ equity beginning of period	28,103,572	32,268,277	14,381,775	2,625,781	13,760,654	14,894,146	16,866,208	9,821,409

Contract owners’ equity end of period	$22,715,392	28,103,572	11,308,565	14,381,775	20,038,378	13,760,654	21,140,115	16,866,208

CHANGES IN UNITS:
Beginning units	1,481,904	1,942,056	1,278,060	242,954	698,520	954,538	718,664	656,558

Units purchased	153,093	813,669	235,785	1,169,650	136,935	280,840	88,502	553,270
Units redeemed	(506,127)	(1,273,821)	(574,051)	(134,544)	(113,063)	(536,858)	(86,176)	(491,164)

Ending units	1,128,870	1,481,904	939,794	1,278,060	722,392	698,520	720,990	718,664

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKCorPlus		VKEmMkt		VKMidCapG		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$77,741	34,365	1,330,659	768,924	(9,401)	(2,536)	788,090	665,982
Realized gain (loss) on investments	(8,603)	760	(46,443)	103,612	779,703	612,444	6,245,079	6,251,798
Change in unrealized gain (loss) on investments	542	(4,172)	(428,311)	211,347	(658,265)	(107,928)	14,169,666	1,277,163
Reinvested capital gains	10,330	7,318	293,124	166,324	414,443	–	5,346,275	1,656,042

Net increase (decrease) in contract owners’ equity resulting from operations	80,010	38,271	1,149,029	1,250,207	526,480	501,980	26,549,110	9,850,985

Equity transactions:
Purchase payments received from contract owners (note 6)	282,476	163,676	1,126,294	1,500,046	625,729	798,064	9,310,060	9,546,940
Transfers between funds	676,418	733,546	(3,393,738)	1,973,702	689,264	488,932	1,549,147	3,311,152
Surrenders (note 6)	(100,849)	(5,126)	(564,400)	(738,728)	(225,258)	(1,480,310)	(3,486,873)	(8,585,088)
Death benefits (note 4)	–	(1,048)	(21,145)	(7,230)	(5,059)	(6)	(111,497)	(38,984)
Net policy repayments (loans) (note 5)	(17,816)	3,826	(103,345)	(237,600)	(26,087)	(4,384)	(516,555)	(770,598)
Deductions for surrender charges (note 2d)	(4,133)	(1,576)	(29,118)	(25,750)	(14,362)	(29,920)	(151,721)	(162,314)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(107,363)	(69,530)	(371,946)	(411,882)	(173,251)	(165,004)	(2,753,121)	(2,612,016)
Asset charges (note 3):
FPVUL & VEL contracts	(7,082)	(3,010)	(22,200)	(19,780)	(10,068)	(9,426)	(151,490)	(118,020)
MSP contracts	(316)	(9)	(831)	(892)	(130)	(156)	(8,360)	(9,138)
SL contracts	(911)	(266)	(3,626)	(3,096)	(1,151)	(934)	(19,001)	(14,556)
Adjustments to maintain reserves	15	20	101	65	(135)	28	9,186	1,172

Net equity transactions	720,439	820,503	(3,383,954)	2,028,855	859,492	(403,116)	3,669,775	548,550

Net change in contract owners’ equity	800,449	858,774	(2,234,925)	3,279,062	1,385,972	98,864	30,218,885	10,399,535
Contract owners’ equity beginning of period	1,402,615	543,841	13,292,409	10,013,347	4,567,963	4,469,099	70,425,922	60,026,387

Contract owners’ equity end of period	$2,203,064	1,402,615	11,057,484	13,292,409	5,953,935	4,567,963	100,644,807	70,425,922

CHANGES IN UNITS:
Beginning units	126,012	50,918	682,272	582,104	536,530	616,296	2,709,484	2,693,498

Units purchased	84,880	82,630	88,656	302,206	178,601	359,927	412,839	1,231,087
Units redeemed	(20,086)	(7,536)	(256,806)	(202,038)	(73,255)	(439,693)	(303,033)	(1,215,101)

Ending units	190,806	126,012	514,122	682,272	641,876	536,530	2,819,290	2,709,484

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGrowth		WRRealEstS		WFAVTOpp
Investment activity:	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,761)	–	246	–	(26,293)	(39,171)
Realized gain (loss) on investments	(74,296)	–	480	–	3,018,661	5,230,150
Change in unrealized gain (loss) on investments	829	–	4,210	–	(2,833,629)	(3,039,693)
Reinvested capital gains	–	–	1,120	–	3,200,397	–

Net increase (decrease) in contract owners’ equity resulting from operations	(75,228)	–	6,056	–	3,359,136	2,151,286

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	629	–	3,443,916	5,081,812
Transfers between funds	104,397	–	40,773	–	(5,466,911)	(8,191,432)
Surrenders (note 6)	–	–	(319)	–	(1,514,361)	(4,838,992)
Death benefits (note 4)	–	–	–	–	(131,177)	(19,018)
Net policy repayments (loans) (note 5)	–	–	–	–	(173,669)	(60,236)
Deductions for surrender charges (note 2d)	–	–	–	–	(52,172)	(83,646)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(6,134)	–	(479)	–	(928,700)	(1,149,974)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(54,429)	(53,858)
MSP contracts	–	–	–	–	(1,283)	(1,436)
SL contracts	–	–	–	–	(12,740)	(12,209)
Adjustments to maintain reserves	8	–	54	–	62	(123)

Net equity transactions	98,271	–	40,658	–	(4,891,464)	(9,329,112)

Net change in contract owners’ equity	23,043	–	46,714	–	(1,532,328)	(7,177,826)
Contract owners’ equity beginning of period	–	–	–	–	30,059,998	37,237,824

Contract owners’ equity end of period	$23,043	–	46,714	–	28,527,670	30,059,998

CHANGES IN UNITS:
Beginning units	–	–	–	–	2,485,342	3,328,492

Units purchased	90,417	–	3,198	–	319,153	1,435,568
Units redeemed	(88,535)	–	(58)	–	(703,231)	(2,278,718)

Ending units	1,882	–	3,140	–	2,101,264	2,485,342

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts
Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)

AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class A

        (AlVPGrIncA)

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class A

        (AlVPIntlValA)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio – Class A

        (AlVPSmMdCpA)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV)

    American Century Variable Portfolios Inc. – Ultra®Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)

Portfolio of the Baron Capital Funds Trust;

    Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)

BlackRock International Index Portfolio – Class II (BRIntIndex)

    (formerly FAM Variable Series Funds Inc. – Mercury International Index Portfolio – Class II)

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)

    (formerly Mercury Large Cap Core Variable Insurance Fund – Class II)

Portfolio of the Calvert Variable Series Inc.;

    Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap)

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Mid Cap Index Fund Inc. (DryMidCap)*

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIDevLd)

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal)

Portfolio of the DWS Variable Series II;

    DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

        (formerly Scudder Variable Series II – Dreman High Return Equity Portfolio – Class B)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

        Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 1 (FrVIPRisDiv)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 1 (FrVIPSmCapV1)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

Goldman Sachs Mid Cap Value Fund – Class A (GSMidCpV)*

Portfolio of the Goldman Sachs Variable Insurance Trust (VIT);

    Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)*

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1

        (JPMMidCapGr)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1

        (JPMMidCapV)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares

        (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I (NBAMTRegI)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

    Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Fund®/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

    Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

    Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares

    (PVITLowDur)

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares

    (PVITRealRet)

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares

    (PVITTotRet)

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield)

Portfolios of the Putnam Variable Trust;

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroIncIB)

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB)

Royce Capital Fund – Micro Cap (RCFMicroCap)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Fund (TRowEqInc)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

T. Rowe Price Mid Cap Growth Fund Inc. (TRowMidCap)*

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNewAmGr)

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio – Class I

    (VKCorPlus)

Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio – Class I

    (VKEmMkt)

Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I

    (VKUSRealEst)

Portfolios of the W&R Target Funds Inc.;

W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)*

W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)*

W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

Portfolios of the Wells Fargo Advantage FundsSM;

Wells Fargo Advantage FundsSM – Opportunity Fund – Investor Class (WFAFOpp)*

Wells Fargo Advantage Variable Trust FundsSM –

Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

At December 31, 2006, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium
For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $30,403,541 and $38,078,931, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges
For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(d)	Surrender Charges
Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)
For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)
For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)
For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d)	Corporate Contracts
For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $33,285,412 and $33,113,861, respectively, and total transfers from the Account to the fixed account were $48,694,028 and $55,474,580, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights
The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.00%	334,122	$17.502242	$5,847,884	0.42%	13.20%
2005	0.00%	300,432	15.460790	4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.00%	102,104	15.288632	1,561,030	0.06%	6.30%
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.00%	180,668	19.610981	3,543,077	0.00%	16.52%
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.00%	241,896	18.208779	4,404,631	1.37%	17.29%
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.00%	168,136	20.134859	3,385,395	0.45%	14.42%
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96%	05/01/03

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.00%	1,305,236	17.707797	23,112,854	1.85%	17.09%
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%
2002	0.00%	1,357,662	9.889493	13,426,589	1.00%	-19.37%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.00%	555,240	11.270913	6,258,062	3.48%	1.59%
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.00%	1,069,366	18.515660	19,800,017	1.58%	25.03%
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%
2002	0.00%	1,633,924	9.138486	14,931,592	0.78%	-20.37%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.00%	548,782	14.595156	8,009,559	1.38%	25.03%
2005	0.00%	366,150	11.673757	4,274,346	0.00%	16.74%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.00%	88,992	13.620466	1,212,113	0.96%	20.30%
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.00%	257,010	$10.980437	$2,822,082	0.00%	-3.28%
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%
2002	0.00%	75,002	8.038471	602,901	0.66%	-19.62%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.00%	2,442,604	22.240206	54,324,016	1.41%	18.65%
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%
2002	0.00%	2,232,546	12.103586	27,021,813	0.75%	-12.62%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.00%	13,662	12.496264	170,724	0.00%	9.01%
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.00%	46,476	15.193949	706,154	0.00%	13.20%
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%
2002	0.00%	56,373	6.633112	373,928	0.00%	-34.16%

Credit Suisse Trust – International Focus Portfolio
2006	0.00%	121,824	15.867715	1,933,069	1.01%	18.65%
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%
2002	0.00%	158,237	7.456827	1,179,946	0.00%	-19.90%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.00%	96,894	18.117019	1,755,430	0.89%	19.35%
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%
2002	0.00%	109,088	10.072243	1,098,761	0.76%	-23.09%

Dreyfus Investment Portfolios – European Equity Portfolio
2002	0.00%	282	7.045961	1,987	0.00%	-22.64%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.00%	707,480	15.813075	11,187,434	0.38%	14.41%
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%
2002	0.00%	142,420	7.675242	1,093,108	0.29%	-23.25%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.00%	1,115,238	12.473391	13,910,800	0.11%	9.20%
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%
2002	0.00%	1,313,324	8.237365	10,818,329	0.22%	-28.94%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.00%	10,489,244	16.424348	172,278,994	1.64%	15.50%
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%
2002	0.00%	11,929,984	9.564281	114,101,719	1.45%	-22.36%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.00%	1,210,752	16.853206	20,405,053	1.53%	16.48%
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%
2002	0.00%	1,148,080	10.890932	12,503,661	1.22%	-16.71%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.00%	52,662	$15.770049	$830,482	0.40%	3.77%
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01%	05/01/03

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.00%	21,354	16.967010	362,314	1.46%	16.81%
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99%	05/01/03

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2006	0.00%	27,898	15.330912	427,702	0.75%	16.21%
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53%	05/01/03

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.00%	3,964	10.395256	41,207	0.00%	3.95%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.00%	1,685,612	14.723396	24,817,933	5.17%	4.15%
2005	0.00%	2,483,218	14.136175	35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%
2002	0.00%	2,274,059	12.869670	29,266,389	3.20%	9.31%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.00%	3,666,100	18.625658	68,283,525	3.15%	20.08%
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%
2002	0.00%	3,282,138	10.112108	33,189,334	1.50%	-17.00%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.00%	3,992,818	15.113032	60,343,586	0.28%	6.73%
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%
2002	0.00%	4,393,697	9.772625	42,937,953	0.14%	-30.20%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.00%	1,194,886	11.561165	13,814,274	7.58%	11.18%
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%
2002	0.00%	1,244,727	7.297581	9,083,496	9.18%	3.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.00%	963,186	18.554369	17,871,308	0.84%	17.95%
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%
2002	0.00%	1,180,783	8.136116	9,606,987	0.64%	-20.34%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.00%	985,990	14.743687	14,537,128	0.62%	17.95%
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	05/02/05

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.00%	4,668,602	23.057410	107,645,870	1.12%	11.59%
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%
2002	0.00%	3,355,920	11.945132	40,086,907	0.69%	-9.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.00%	855,338	$11.348586	$9,706,877	3.34%	4.30%
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.00%	1,014,378	11.421365	11,585,581	0.69%	5.30%
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%
2002	0.00%	1,183,841	7.177547	8,497,074	0.93%	-21.92%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.00%	1,042,192	23.389128	24,375,962	0.23%	12.59%
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.00%	494,372	16.095011	7,956,923	0.49%	16.20%
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%
2002	0.00%	19,541	7.509507	146,743	0.00%	-24.90%	05/01/02

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.00%	488,940	15.759845	7,705,619	0.75%	16.62%
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.00%	56,804	11.863160	673,875	2.70%	9.78%
2005	0.00%	15,242	10.806063	164,706	0.47%	8.06%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.00%	109,012	12.431698	1,355,204	2.11%	11.81%
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.00%	54,734	12.819894	701,684	2.16%	13.15%
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.00%	117,590	11.216304	1,318,925	0.07%	12.16%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.00%	943,340	16.669002	15,724,536	1.23%	17.43%
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.00%	484,062	21.190555	10,257,542	0.82%	17.30%
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.00%	310,222	16.410826	5,090,999	1.29%	28.17%
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.00%	174,552	21.206570	3,701,649	1.39%	21.70%
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.00%	424,646	13.711150	5,822,385	1.34%	21.46%
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.00%	138,640	$11.150160	$1,545,858	2.84%	12.84%
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.00%	166,024	10.556998	1,752,715	3.37%	5.57%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.00%	70,612	10.538858	744,170	0.90%	5.39%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.00%	150,826	10.842096	1,635,270	0.23%	8.42%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.00%	168,526	10.364424	1,746,675	1.12%	3.64%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.00%	134,862	23.062454	3,110,249	2.07%	22.67%
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.00%	575,980	14.056822	8,096,448	2.01%	22.75%
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.00%	270,924	25.339713	6,865,136	0.71%	36.72%
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%
2002	0.00%	146,740	7.002885	1,027,603	0.23%	-15.23%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.00%	714,108	18.224168	13,014,024	0.72%	36.64%
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.00%	882,542	16.420739	14,491,992	7.41%	10.60%
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%
2002	0.00%	660,476	10.772444	7,114,941	10.09%	3.23%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	701,700	11.657910	8,180,355	7.85%	10.60%
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.00%	113,986	19.830405	2,260,389	1.89%	20.32%
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%
2002	0.00%	14,069	8.663891	121,892	0.02%	-13.36%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.00%	124,614	13.695316	1,706,628	0.00%	2.71%
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%
2002	0.00%	24,643	8.340128	205,526	0.00%	-16.60%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.00%	212,658	11.032385	2,346,125	0.00%	2.70%
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.00%	515,480	3.531877	1,820,612	0.00%	11.17%
2005	0.00%	740,614	3.177040	2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%
2002	0.00%	469,967	1.972253	926,894	0.67%	-42.78%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.00%	136,014	$13.682536	$1,861,016	0.00%	11.08%
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.00%	178,132	20.489395	3,649,817	2.84%	37.56%
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%
2002	0.00%	8,397	8.683837	72,918	0.61%	-13.16%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	2,428,156	16.013288	38,882,761	3.95%	3.34%
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%
2002	0.00%	3,339,535	14.246814	47,577,734	4.66%	10.98%

Gartmore GVIT – Growth Fund: Class I
2006	0.00%	1,876,832	8.279324	15,538,900	0.05%	6.17%
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%
2002	0.00%	1,934,729	5.100354	9,867,803	0.00%	-28.72%

Gartmore GVIT – International Growth Fund – Class I
2006	0.00%	554,752	13.430598	7,450,651	0.84%	32.96%
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%
2002	0.00%	72,938	5.008923	365,341	0.00%	-24.10%

Gartmore GVIT – International Index Fund – Class VI
2006	0.00%	20,334	10.975279	223,171	1.50%	9.75%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	1,105,550	15.802084	17,469,994	2.11%	16.87%
2005	0.00%	1,044,556	13.521320	14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%
2002	0.00%	154,196	8.331709	1,284,716	0.86%	-16.68%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.00%	628,508	12.447546	7,823,382	3.23%	6.16%
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%
2002	0.00%	202,573	10.050418	2,035,943	2.18%	0.50%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	3,554,252	14.099052	50,111,584	2.47%	11.35%
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%
2002	0.00%	398,104	9.140249	3,638,770	1.66%	-8.60%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	4,071,170	15.125018	61,576,520	2.25%	14.54%
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%
2002	0.00%	375,973	8.687687	3,266,336	1.05%	-13.12%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	1,022,586	13.308971	13,609,567	2.84%	8.42%
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%
2002	0.00%	418,980	9.642427	4,039,984	1.99%	-3.58%	01/25/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.00%	919,452	$13.567085	$12,474,283	2.25%	12.25%
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%
2002	0.00%	1,025,461	9.174983	9,408,587	2.28%	-12.31%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	961,292	15.331247	14,737,805	0.00%	9.91%
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%
2002	0.00%	863,328	7.864311	6,789,480	0.00%	-37.01%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.00%	1,451,458	24.770554	35,953,419	1.14%	9.89%
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%
2002	0.00%	1,255,638	12.903917	16,202,649	0.45%	-15.30%

Gartmore GVIT – Money Market Fund – Class I
2006	0.00%	7,870,664	13.359424	105,147,538	4.43%	4.53%
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%
2002	0.00%	13,460,393	12.271344	165,177,113	1.51%	1.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.00%	2,948,242	15.389126	45,370,868	1.09%	13.63%
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%
2002	0.00%	3,234,937	9.007395	29,138,355	0.95%	-17.35%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.00%	85,138	16.116355	1,372,114	0.70%	16.05%
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%
2002	0.00%	15,191	8.452459	128,401	1.19%	-15.48%	05/01/02

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.00%	807,056	17.366191	14,015,489	0.00%	3.21%
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%
2002	0.00%	741,006	10.222874	7,575,211	0.00%	-33.29%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.00%	1,678,046	28.638579	48,056,853	0.43%	17.29%
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%
2002	0.00%	1,878,685	12.875081	24,188,222	0.01%	-27.16%

Gartmore GVIT – Small Company Fund – Class I
2006	0.00%	1,691,018	25.805828	43,638,120	0.10%	12.04%
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%
2002	0.00%	1,515,751	12.218656	18,520,440	0.00%	-17.33%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%
2002	0.00%	156,451	2.210411	345,821	0.00%	-42.86%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.00%	250,268	$15.705651	$3,930,622	0.27%	-0.29%
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%
2002	0.00%	48,858	8.226323	401,922	0.00%	-17.74%	05/01/02

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.00%	875,334	14.961750	13,096,528	1.73%	15.91%
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%
2002	0.00%	277,592	8.018258	2,225,804	1.34%	-25.14%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.00%	657,636	15.733416	10,346,861	4.07%	4.84%
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%
2002	0.00%	574,913	12.296568	7,069,457	4.49%	7.21%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.00%	249,376	18.389109	4,585,802	0.85%	25.88%
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%
2002	0.00%	279,292	7.778516	2,172,477	2.00%	-25.39%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.00%	116,884	14.708447	1,719,182	1.99%	10.41%
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.00%	2,885,418	9.429195	27,207,169	0.14%	9.12%
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%
2002	0.00%	3,279,169	5.412895	17,749,797	0.32%	-15.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.00%	2,894,560	4.318333	12,499,674	0.00%	7.83%
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%
2002	0.00%	3,153,932	2.437287	7,687,037	0.00%	-40.93%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.00%	30,204	17.753498	536,227	0.11%	10.77%
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02%	05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.00%	754,850	11.629148	8,778,262	1.78%	16.29%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.00%	2,503,690	14.528655	36,375,248	1.89%	46.63%
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
2002	0.00%	2,935,440	4.703343	13,806,381	0.70%	-25.76%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.00%	314,824	14.233850	4,481,158	0.00%	7.58%
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.00%	200,260	$18.360218	$3,676,817	0.97%	20.84%
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68%	05/01/03

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.00%	99,848	10.495857	1,047,990	0.04%	38.81%
2002	0.00%	103,027	7.561458	779,034	0.03%	-25.36%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.00%	54,558	15.260818	832,600	0.00%	5.25%
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.00%	477,638	20.790721	9,930,438	0.70%	13.38%
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%
2002	0.00%	568,694	11.086748	6,304,967	0.75%	-26.45%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.00%	140,884	14.506093	2,043,676	0.29%	23.45%
2005	0.00%	53,950	11.750261	633,927	0.26%	17.50%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.00%	903,048	10.759706	9,716,531	3.07%	4.20%
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00%	05/01/03

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.00%	1,474,382	20.523539	30,259,536	0.00%	14.69%
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%
2002	0.00%	1,415,445	10.561769	14,949,603	0.00%	-29.34%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.00%	967,144	17.686426	17,105,321	0.68%	12.24%
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%
2002	0.00%	887,402	8.305600	7,370,406	0.54%	-24.14%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.00%	62,360	12.937253	806,767	0.48%	10.94%
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio®– Class I
2006	0.00%	160,134	17.031699	2,727,354	0.16%	13.70%
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75%	05/01/03

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.00%	1,194,348	14.192798	16,951,140	0.84%	17.69%
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.00%	2,846,436	17.801944	50,672,094	0.38%	7.95%
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%
2002	0.00%	2,688,225	11.205948	30,124,110	0.57%	-26.86%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.00%	1,579,632	$15.072696	$23,809,313	1.07%	17.69%
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%
2002	0.00%	1,533,749	6.574074	10,082,979	0.55%	-22.13%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.00%	324,172	13.641009	4,422,033	6.62%	9.42%
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.00%	2,564,464	14.338943	36,771,703	1.10%	15.02%
2005	0.00%	2,675,742	12.465965	33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%
2002	0.00%	2,347,711	8.480652	19,910,120	0.75%	-18.80%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.00%	215,614	20.937110	4,514,334	0.13%	15.00%
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.00%	1,834,314	15.810416	29,001,267	0.00%	2.96%
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%
2002	0.00%	2,165,861	9.088271	19,683,932	0.63%	-27.79%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.00%	79,204	16.838971	1,333,714	1.47%	15.91%
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25%	05/01/03

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.00%	227,790	21.310423	4,854,301	0.36%	27.72%
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99%	05/01/03

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.00%	28,784	13.874456	399,362	0.11%	5.44%
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54%	05/01/03

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.00%	117,044	12.370493	1,447,892	0.34%	9.33%
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.00%	232,318	17.880327	4,153,922	1.35%	18.65%
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.00%	51,598	10.535464	543,609	3.73%	4.03%
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.00%	565,466	26.133423	14,777,562	0.56%	39.49%
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%
2002	0.00%	596,497	7.312205	4,361,708	0.21%	-2.90%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.00%	487,264	$27.499610	$13,399,570	0.06%	24.49%
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%
2002	0.00%	244,054	8.097327	1,976,185	0.75%	-2.83%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.00%	190,806	11.546094	2,203,064	4.06%	3.73%
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34%	05/01/03

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.00%	296,826	21.725302	6,448,634	10.28%	10.81%
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%
2002	0.00%	229,797	12.411489	2,852,123	8.74%	9.22%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.00%	282,660	9.364438	2,646,952	0.00%	9.27%
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%
2002	0.00%	282,160	4.228519	1,193,119	0.00%	-31.16%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.00%	1,384,756	36.117848	50,014,407	1.07%	38.04%
2005	0.00%	1,409,392	26.163932	36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%
2002	0.00%	1,098,781	11.917684	13,094,925	4.01%	-0.79%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.00%	1,303,766	13.648563	17,794,532	0.00%	12.22%
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%
2002	0.00%	1,334,891	6.960374	9,291,341	0.50%	-26.82%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.10%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.10%	1,258	17.426798	21,923	0.42%	13.09%
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.10%	100,288	19.526450	1,958,269	0.00%	16.40%
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.10%	3,554	18.130310	64,435	1.37%	17.17%
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.10%	23,772	13.528072	321,589	1.85%	16.97%
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%
2002	0.10%	483,390	7.585400	3,666,707	1.00%	-19.45%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.10%	620,316	$15.094317	$9,363,246	1.58%	24.90%
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%
2002	0.10%	1,065,487	7.479659	7,969,479	0.78%	-20.45%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.10%	28,308	10.929351	309,388	0.00%	-3.37%
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%
2002	0.10%	3,004	8.033091	24,131	0.66%	-19.67%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.10%	62,962	21.860590	1,376,386	1.41%	18.53%
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%
2002	0.10%	455,713	11.944573	5,443,297	0.75%	-12.71%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.10%	80,920	18.851618	1,525,473	0.00%	15.41%
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.10%	1,026	15.439612	15,841	0.00%	9.95%
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	11.248621	109,280	0.76%	25.04%
2002	0.10%	15,615	8.996113	140,474	0.76%	-23.17%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.10%	2,040	17.625316	35,956	0.37%	7.64%
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.10%	28,070	15.739536	441,809	0.38%	14.30%
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%
2002	0.10%	173,580	7.670098	1,331,376	0.29%	-23.30%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.10%	84,702	9.023502	764,309	0.11%	9.09%
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%
2002	0.10%	103,586	5.982920	619,747	0.22%	-29.02%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.10%	363,900	12.054530	4,386,643	1.64%	15.38%
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%
2002	0.10%	3,024,447	7.047709	21,315,422	1.45%	-22.44%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.10%	41,554	12.369250	513,992	1.53%	16.36%
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%
2002	0.10%	471,098	8.025278	3,780,692	1.22%	-16.80%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.10%	70,076	$21.100318	$1,478,626	1.25%	22.47%
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%
2002	0.10%	23,131	9.436677	218,280	0.37%	-5.63%	09/03/02

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.10%	380,302	14.611096	5,556,629	5.17%	4.05%
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%
2002	0.10%	1,174,189	12.822629	15,056,190	3.20%	9.20%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.10%	114,862	16.213431	1,862,307	3.15%	19.96%
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%
2002	0.10%	1,076,277	8.837687	9,511,799	1.50%	-17.08%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.10%	963,760	9.843867	9,487,125	0.28%	6.63%
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%
2002	0.10%	1,133,702	6.390869	7,245,341	0.14%	-30.27%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.10%	628,630	11.430519	7,185,567	7.58%	11.07%
2005	0.10%	653,958	10.291612	6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%
2002	0.10%	844,975	7.243970	6,120,974	9.18%	3.51%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.10%	106,768	15.818147	1,688,872	0.84%	17.83%
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%
2002	0.10%	191,072	6.964010	1,330,627	0.64%	-20.42%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.10%	155,940	16.622464	2,592,107	1.12%	11.48%
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%
2002	0.10%	166,146	8.645878	1,436,478	0.69%	-9.51%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.10%	18,424	9.223917	169,941	0.69%	5.20%
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%
2002	0.10%	37,306	5.819798	217,113	0.93%	-21.99%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.10%	4,096	16.020178	65,619	0.49%	16.08%
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.10%	8,186	19.804108	162,116	1.24%	21.32%
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.10%	48,516	$25.182064	$1,221,733	0.71%	36.58%
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%
2002	0.10%	32,769	6.987132	228,961	0.23%	-15.31%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.10%	9,510	14.865456	141,370	7.41%	10.49%
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%
2002	0.10%	383,942	9.791148	3,759,233	10.09%	3.12%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.10%	98,040	19.738206	1,935,134	1.89%	20.20%
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%
2002	0.10%	1,597	8.658094	13,827	0.02%	-13.42%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.10%	13,596	13.631572	185,335	0.00%	2.61%
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.10%	101,564	3.509892	356,479	0.00%	11.06%
2005	0.10%	125,958	3.160408	398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%
2002	0.10%	109,706	1.967806	215,880	0.67%	-42.84%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.10%	11,378	20.394132	232,044	2.84%	37.42%
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%
2002	0.10%	200	8.678027	1,736	0.61%	-13.22%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.10%	78,218	14.788907	1,156,759	3.95%	3.24%
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%
2002	0.10%	1,835,772	13.210181	24,250,880	4.66%	10.87%

Gartmore GVIT – Growth Fund: Class I
2006	0.10%	51,726	6.260681	323,840	0.05%	6.06%
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%
2002	0.10%	278,378	3.872224	1,077,942	0.00%	-28.79%

Gartmore GVIT – International Growth Fund – Class I
2006	0.10%	109,564	13.347009	1,462,352	0.84%	32.83%
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%
2002	0.10%	15,806	4.997657	78,993	0.00%	-24.18%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.10%	23,050	15.724474	362,449	2.11%	16.75%
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%
2002	0.10%	4,815	8.323942	40,080	0.86%	-16.76%	01/25/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.10%	26,518	$12.386397	$328,462	3.23%	6.06%
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.10%	1,864	14.029768	26,151	2.47%	11.24%
2005	0.10%	1,874	12.611956	23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.10%	18,108	15.050687	272,538	2.25%	14.43%
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%
2002	0.10%	6,436	8.679579	55,862	1.05%	-13.20%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.10%	8,862	13.243591	117,365	2.84%	8.31%
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.10%	64,592	12.335682	796,786	2.25%	12.14%
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%
2002	0.10%	192,540	8.375591	1,612,636	2.28%	-12.40%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.10%	101,742	11.829636	1,203,571	0.00%	9.80%
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%
2002	0.10%	509,655	6.092407	3,105,026	0.00%	-37.08%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.10%	154,944	22.525451	3,490,183	1.14%	9.78%
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%
2002	0.10%	185,632	11.781293	2,186,985	0.45%	-15.39%

Gartmore GVIT – Money Market Fund – Class I
2002	0.10%	1,193,207	11.481201	13,699,449	1.51%	1.11%

Gartmore GVIT – Money Market Fund – Class V
2006	0.10%	6,733,802	10.900267	73,400,240	4.63%	4.51%
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%
2002	0.10%	11,193,504	10.020530	112,164,843	0.28%	0.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.10%	37,804,244	12.681766	479,424,576	1.09%	13.51%
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%
2002	0.10%	16,109,248	7.452447	120,053,317	0.95%	-17.44%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.10%	8,386	16.041401	134,523	0.70%	15.93%
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.10%	82,090	$17.233732	$1,414,717	0.00%	3.10%
2005	0.10%	123,464	16.714800	2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%
2002	0.10%	65,945	10.185475	671,681	0.00%	-33.35%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.10%	237,134	30.784276	7,299,999	0.43%	17.18%
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%
2002	0.10%	280,707	13.895068	3,900,443	0.01%	-27.24%

Gartmore GVIT – Small Company Fund – Class I
2006	0.10%	109,004	26.100738	2,845,085	0.10%	11.93%
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%
2002	0.10%	388,032	12.407717	4,814,591	0.00%	-17.41%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%
2002	0.10%	45,497	2.205430	100,340	0.00%	-42.91%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.10%	74,050	15.632647	1,157,598	0.27%	-0.39%
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.10%	5,264	12.540372	66,013	1.73%	15.79%
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%
2002	0.10%	211,612	6.747487	1,427,849	1.34%	-25.22%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.10%	18,772	15.247568	286,227	4.07%	4.73%
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%
2002	0.10%	479,688	11.964522	5,739,238	4.49%	7.10%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.10%	64,922	14.839096	963,384	0.85%	25.76%
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%
2002	0.10%	44,257	6.301972	278,906	2.00%	-25.46%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.10%	29,454	20.859259	614,389	0.98%	16.05%
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.10%	8,030	14.645065	117,600	1.99%	10.30%
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.10%	124,964	9.364110	1,170,177	0.14%	9.01%
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%
2002	0.10%	182,330	5.397045	984,043	0.32%	-16.01%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.10%	179,882	$4.288525	$771,428	0.00%	7.72%
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%
2002	0.10%	293,034	2.430136	712,112	0.00%	-40.99%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.10%	206,152	14.428484	2,974,461	1.89%	46.48%
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%
2002	0.10%	520,482	4.689573	2,440,838	0.70%	-25.83%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.10%	35,396	17.787877	629,620	0.00%	11.28%
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.10%	5,886	19.411280	114,255	1.18%	16.60%
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%
2002	0.10%	68,838	7.672215	528,140	0.03%	-25.43%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.10%	9,420	15.195016	143,137	0.00%	5.15%
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.10%	88,754	14.953594	1,327,191	0.70%	13.26%
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%
2002	0.10%	67,810	8.005967	542,885	0.75%	-26.52%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.10%	366,596	14.953339	5,481,834	0.00%	14.58%
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%
2002	0.10%	687,560	7.726029	5,312,108	0.00%	-29.41%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.10%	148,132	16.464820	2,438,967	0.68%	12.13%
2005	0.10%	185,490	14.683836	2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%
2002	0.10%	29,344	7.762839	227,793	0.54%	-24.22%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.10%	530,754	13.316078	7,067,562	0.38%	7.84%
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%
2002	0.10%	969,758	8.415727	8,161,219	0.57%	-26.93%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.10%	150,202	14.972632	2,248,919	1.07%	17.57%
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%
2002	0.10%	769,291	6.556537	5,043,885	0.55%	-22.21%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.10%	43,364	$13.108136	$568,421	1.10%	14.91%
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%
2002	0.10%	322,290	7.783700	2,508,609	0.75%	-18.88%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.10%	445,344	12.637642	5,628,098	0.00%	2.85%
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%
2002	0.10%	1,125,894	7.293537	8,211,750	0.63%	-27.86%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.10%	24,296	11.110721	269,946	4.19%	3.86%
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.10%	50,474	12.588282	635,381	4.26%	0.64%
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.10%	8,770	12.065231	105,812	4.42%	3.74%
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.10%	10,514	16.389248	172,317	5.53%	8.39%
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Micro Cap Portfolio
2006	0.10%	102,390	23.116715	2,366,920	0.17%	20.95%
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price Equity Income Portfolio – II
2006	0.10%	17,014	17.803262	302,905	1.35%	18.53%
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%
2002	0.10%	512	10.126777	5,185	0.77%	1.27%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.10%	23,520	20.268825	476,723	0.00%	6.28%
2005	0.10%	44,810	19.071958	854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%
2002	0.10%	844	10.253796	8,654	0.00%	2.54%	09/03/02

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.10%	43,526	35.481161	1,544,353	0.56%	39.35%
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%
2002	0.10%	63,522	9.967428	633,151	0.21%	-3.00%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.10%	20,452	38.333948	784,006	0.06%	24.37%
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%
2002	0.10%	10,722	11.332655	121,509	0.75%	-2.93%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.10%	11,152	$28.160613	$314,047	10.28%	10.70%
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%
2002	0.10%	2,680	16.152298	43,288	8.74%	9.11%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.10%	21,636	9.302196	201,262	0.00%	9.17%
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%
2002	0.10%	63,481	4.217224	267,714	0.00%	-31.23%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.10%	109,384	42.551820	4,654,488	1.07%	37.91%
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%
2002	0.10%	346,576	14.096819	4,885,619	4.01%	-0.89%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.10%	143,310	13.557898	1,942,982	0.00%	12.11%
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%
2002	0.10%	226,501	6.941814	1,572,328	0.50%	-26.89%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.20%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.20%	55,730	17.351728	967,012	0.42%	12.98%
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.20%	73,000	19.442307	1,419,288	0.00%	16.29%
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	0.20%	189,366	17.958795	3,400,785	0.97%	27.98%
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23%	05/03/04

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.20%	44,760	18.052215	808,017	1.37%	17.05%
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.20%	287,868	11.326575	3,260,558	0.57%	13.27%	05/01/06

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.20%	163,996	13.239121	2,171,163	1.85%	16.85%
2005	0.20%	123,222	11.329648	1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.20%	530,226	11.868885	6,293,191	1.58%	24.78%
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.20%	38,106	$10.878509	$414,536	0.00%	-3.47%
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.20%	228,952	18.916906	4,331,063	1.41%	18.42%
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.20%	216,684	18.770366	4,067,238	0.00%	15.29%
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.20%	15,656	17.549344	274,753	0.37%	7.53%
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.20%	155,436	15.666332	2,435,112	0.38%	14.18%
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.20%	3,580,384	11.623891	41,617,993	1.64%	15.27%
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.20%	139,136	11.546593	1,606,547	1.53%	16.24%
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.20%	644,284	21.009394	13,536,016	1.25%	22.35%
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.20%	197,756	14.499637	2,867,390	5.17%	3.95%
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.20%	524,062	$14.945916	$7,832,587	3.15%	19.84%
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.20%	1,027,390	8.794051	9,034,920	0.28%	6.52%
2005	0.20%	525,004	8.255819	4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.20%	10,750	14.592608	156,871	7.58%	10.96%
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.20%	271,410	14.164421	3,844,366	0.84%	17.71%
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.20%	1,713,066	15.646354	26,803,237	1.12%	11.37%
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.20%	64,972	11.265752	731,958	3.34%	4.09%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.20%	109,726	19.718779	2,163,663	1.24%	21.20%
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.20%	258,760	25.025345	6,475,558	0.71%	36.45%
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.20%	61,806	16.687538	1,031,390	7.41%	10.38%
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Gartmore GVIT – Global Financial Services Fund – Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.20%	72,832	13.568156	988,196	0.00%	2.50%
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.20%	311,356	$3.488016	$1,086,015	0.00%	10.95%
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Gartmore GVIT – Global Utilities Fund – Class I
2004	0.20%	21,186	13.925951	295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.20%	826,566	13.468059	11,132,240	3.95%	3.14%
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Gartmore GVIT – Growth Fund: Class I
2006	0.20%	67,782	8.030198	544,303	0.05%	5.96%
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

Gartmore GVIT – International Growth Fund – Class I
2004	0.20%	12,706	7.691798	97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.20%	211,872	15.647232	3,315,210	2.11%	16.64%
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.20%	22,320	12.325531	275,106	3.23%	5.95%
2005	0.20%	34,084	11.633095	396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.20%	206,458	13.960840	2,882,327	2.47%	11.13%
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.20%	38,278	14.976735	573,279	2.25%	14.31%
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.20%	19,512	13.178536	257,140	2.84%	8.21%
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.20%	73,958	12.496956	924,250	2.25%	12.02%
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.20%	639,140	17.019619	10,877,919	1.14%	9.67%
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	0.20%	5,784	$11.336122	$65,568	4.43%	4.32%
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Gartmore GVIT – Money Market Fund – Class V
2006	0.20%	8,530,114	10.854633	92,591,257	4.63%	4.40%
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.20%	49,380	12.375964	611,125	1.09%	13.40%
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.20%	159,120	17.102157	2,721,295	0.00%	3.00%
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.20%	348,296	22.077762	7,689,596	0.43%	17.06%
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Gartmore GVIT – Small Company Fund – Class I
2006	0.20%	730,292	17.561515	12,825,034	0.10%	11.82%
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2004	0.20%	49,480	10.312567	510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.20%	57,084	14.600569	833,459	4.07%	4.63%
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.20%	1,042,500	20.769434	21,652,135	0.98%	15.93%
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.20%	63,792	14.581974	930,213	1.99%	10.19%
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.20%	291,224	$9.299521	$2,708,244	0.14%	8.90%
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.20%	351,364	14.328921	5,034,667	1.89%	46.34%
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.20%	43,296	17.711914	766,855	0.00%	11.17%
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.20%	6,476	19.328434	125,171	1.18%	16.49%
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.20%	11,666	15.129543	176,501	0.00%	5.04%
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.20%	41,698	10.916267	455,187	0.00%	14.47%
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.20%	1,641,104	10.362024	17,005,159	0.38%	7.73%
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.20%	578,604	14.873215	8,605,702	1.07%	17.46%
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.20%	184,798	12.449315	2,300,609	1.10%	14.80%
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.20%	106,664	$8.757520	$934,112	0.00%	2.75%
2005	0.20%	454,650	8.523068	3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.20%	1,775,448	11.062747	19,641,332	4.19%	3.75%
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.20%	672,656	12.533792	8,430,930	4.26%	0.54%
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.20%	3,889,630	12.013005	46,726,145	4.42%	3.64%
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.20%	467,554	16.318486	7,629,773	5.53%	8.29%
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Micro Cap
2006	0.20%	487,556	23.017122	11,222,136	0.17%	20.83%
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price Equity Income Portfolio – II
2006	0.20%	1,955,804	17.726578	34,669,712	1.35%	18.41%
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price Mid Cap Growth Fund – II
2006	0.20%	288,630	20.181467	5,824,977	0.00%	6.17%
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

T. Rowe Price New America Growth Portfolio
2006	0.20%	301,726	12.072027	3,642,444	0.04%	7.12%
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.20%	46,954	32.831467	1,541,569	0.56%	39.21%
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.20%	59,788	32.689202	1,954,422	0.06%	24.24%
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.20%	74,878	21.483999	1,608,679	10.28%	10.59%
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.20%	26,838	$9.240416	$247,994	0.00%	9.06%
2005	0.20%	20,382	8.473005	172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.20%	324,820	34.585436	11,234,041	1.07%	37.77%
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.20%	199,708	13.467901	2,689,648	0.00%	12.00%
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.25%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.25%	70,154	17.314284	1,214,666	0.42%	12.92%
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.25%	158,748	19.400361	3,079,769	0.00%	16.23%
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	0.25%	447,740	17.934952	8,030,195	0.97%	27.91%
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19%	05/03/04

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.25%	422,112	18.013258	7,603,612	1.37%	16.99%
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.25%	343,264	11.322832	3,886,721	0.57%	13.23%	05/01/06

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.25%	284,862	13.198939	3,759,876	1.85%	16.80%
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%
2002	0.25%	1,435	7.445299	10,684	1.00%	-19.57%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.25%	987,980	11.832909	11,690,677	1.58%	24.71%
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%
2002	0.25%	49,356	5.898746	291,139	0.78%	-20.57%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.25%	24,306	10.853176	263,797	0.00%	-3.52%
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.25%	552,364	$18.859509	$10,417,314	1.41%	18.36%
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%
2002	0.25%	90,011	10.366670	933,114	0.75%	-12.84%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.25%	4,932	12.444525	61,376	0.00%	8.74%
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	05/02/05

Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.25%	186,980	18.729880	3,502,113	0.00%	15.23%
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

BlackRock International Index Portfolio – Class II
2006	0.25%	82,570	14.583459	1,204,156	5.83%	25.37%
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2006	0.25%	131,296	13.236885	1,737,950	0.79%	14.33%
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	05/02/05

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.25%	7,002	15.339931	107,410	0.00%	9.78%
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.25%	9,586	10.910325	104,586	0.00%	12.92%
2005	0.25%	15,838	9.661761	153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%
2002	0.25%	1,104	4.810802	5,311	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2006	0.25%	7,190	13.400060	96,346	1.01%	18.36%
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.25%	5,326	14.706419	78,326	0.89%	19.05%
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%
2002	0.25%	5,253	8.258105	43,380	0.76%	-23.29%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.25%	38,318	17.511529	671,007	0.37%	7.48%
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.25%	247,338	15.629868	3,865,860	0.38%	14.13%
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.25%	91,596	8.215346	752,493	0.11%	8.93%
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%
2002	0.25%	425	5.479795	2,329	0.22%	-29.12%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.25%	8,834,012	$11.588607	$102,373,893	1.64%	15.21%
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%
2002	0.25%	529,695	6.815999	3,610,401	1.45%	-22.56%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.25%	752,594	11.511538	8,663,514	1.53%	16.19%
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%
2002	0.25%	48,950	7.513649	367,793	1.22%	-16.92%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.25%	931,538	20.964071	19,528,829	1.25%	22.29%
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B
2006	0.25%	15,180	11.257266	170,885	0.00%	12.57%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.25%	1,173,262	14.444216	16,946,850	5.17%	3.89%
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%
2002	0.25%	55,859	12.752372	712,335	3.20%	9.03%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.25%	1,907,206	14.900594	28,418,502	3.15%	19.78%
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%
2002	0.25%	244,789	8.170844	2,000,133	1.50%	-17.20%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.25%	2,159,692	8.767341	18,934,756	0.28%	6.47%
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%
2002	0.25%	78,608	5.726150	450,121	0.14%	-30.37%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.25%	195,198	14.548271	2,839,793	7.58%	10.90%
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
2002	0.25%	606	9.275222	5,621	9.18%	3.36%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.25%	1,070,198	14.121395	15,112,689	0.84%	17.65%
2005	0.25%	742,572	12.002567	8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%
2002	0.25%	1,213	6.254343	7,587	0.64%	-20.54%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.25%	2,614,782	15.598891	40,787,699	1.12%	11.31%
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%
2002	0.25%	7,198	8.162207	58,752	0.69%	-9.65%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.25%	49,006	11.245144	551,080	3.34%	4.04%
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.25%	127,338	$10.554406	$1,343,977	0.69%	5.04%
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%
2002	0.25%	794	6.699267	5,319	0.93%	-22.11%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.25%	172,826	23.176101	4,005,433	0.23%	12.31%
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.25%	2,506	15.908520	39,867	0.49%	15.91%
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.25%	208,584	13.246445	2,762,996	0.76%	16.69%
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.25%	359,658	19.676237	7,076,716	1.24%	21.14%
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.25%	300,448	24.947405	7,495,398	0.71%	36.38%
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.25%	370,802	16.636894	6,168,994	7.41%	10.33%
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%
2002	0.25%	47,160	11.023733	519,879	10.09%	2.97%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.25%	30,252	19.600661	592,959	1.89%	20.02%
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.25%	29,942	13.536569	405,312	0.00%	2.45%
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.25%	446,826	3.477132	1,553,673	0.00%	10.89%
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.25%	20,796	20.252066	421,162	2.84%	37.22%
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.25%	3,008,954	13.427221	40,401,890	3.95%	3.08%
2005	0.25%	3,496,292	13.025536	45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%
2002	0.25%	1,141,119	12.065916	13,768,646	4.66%	10.71%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 ( NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Growth Fund: Class I
2006	0.25%	45,366	$8.005797	$363,191	0.05%	5.90%
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%
2002	0.25%	49,665	4.981328	247,398	0.00%	-28.90%

Gartmore GVIT – International Growth Fund – Class I
2006	0.25%	55,980	13.222655	740,204	0.84%	32.63%
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%
2002	0.25%	65	4.980814	324	0.00%	-24.29%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.25%	77,654	15.608708	1,212,079	2.11%	16.58%
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.25%	287,996	12.295233	3,540,978	3.23%	5.90%
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.25%	161,088	13.926464	2,243,386	2.47%	11.08%
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.25%	84,106	14.939913	1,256,536	2.25%	14.26%
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.25%	105,542	13.146115	1,387,467	2.84%	8.15%
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.25%	257,054	12.459031	3,202,644	2.25%	11.97%
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%
2002	0.25%	1,233	8.510165	10,493	2.28%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.25%	154,712	9.560904	1,479,187	0.00%	9.63%
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%
2002	0.25%	5,143	4.953560	25,476	0.00%	-37.17%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.25%	993,900	16.967969	16,864,464	1.14%	9.62%
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%
2002	0.25%	1,993	8.927901	17,793	0.45%	-15.51%

Gartmore GVIT – Money Market Fund – Class I
2006	0.25%	906,990	11.301640	10,250,474	4.43%	4.27%
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%
2002	0.25%	1,395,229	10.485477	14,629,642	1.51%	0.96%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class V
2006	0.25%	11,262,860	$10.831867	$121,997,802	4.63%	4.35%
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%
2002	0.25%	656	10.017601	6,572	0.28%	0.18%	10/21/02

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.25%	236,736	12.338411	2,920,946	1.09%	13.34%
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%
2002	0.25%	588	7.294217	4,289	0.95%	-17.56%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.25%	2,392	15.929628	38,104	0.70%	15.76%
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.25%	174,802	17.036832	2,978,072	0.00%	2.95%
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%
2002	0.25%	209	10.129586	2,117	0.00%	-33.45%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.25%	667,586	22.010798	14,694,101	0.43%	17.00%
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%
2002	0.25%	89,722	9.994656	896,741	0.01%	-27.34%

Gartmore GVIT – Small Company Fund – Class I
2006	0.25%	1,848,548	17.508253	32,364,846	0.10%	11.76%
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%
2002	0.25%	98,835	8.373012	827,547	0.00%	-17.54%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.25%	93,502	15.523663	1,451,494	0.27%	-0.54%
2005	0.25%	80,480	15.607398	1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.25%	36,988	12.373114	457,657	1.73%	15.62%
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.25%	450,402	14.556279	6,556,177	4.07%	4.58%
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%
2002	0.25%	42,803	11.490701	491,836	4.49%	6.94%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.25%	13,250	14.557271	192,884	0.85%	25.57%
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%
2002	0.25%	85	6.219415	529	2.00%	-25.58%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.25%	1,231,810	$20.724643	$25,528,822	0.98%	15.87%
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.25%	83,320	14.550491	1,212,347	1.99%	10.14%
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.25%	1,255,440	9.267372	11,634,630	0.14%	8.84%
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%
2002	0.25%	318	5.373376	1,709	0.32%	-16.14%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.25%	770,748	4.244167	3,271,183	0.00%	7.56%
2005	0.25%	229,560	3.945872	905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%
2002	0.25%	708	2.419456	1,713	0.00%	-41.08%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.25%	1,109,576	14.279422	15,844,104	1.89%	46.26%
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%
2002	0.25%	905	4.668998	4,225	0.70%	-25.94%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.25%	62,906	17.674125	1,111,809	0.00%	11.11%
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.25%	730	19.287150	14,080	1.18%	16.43%
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.25%	45,876	12.617407	578,836	0.89%	11.95%
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	05/02/05

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%
2002	0.25%	42	7.632212	321	0.03%	-25.55%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.25%	18,450	15.096902	278,538	0.00%	4.99%
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.25%	194,222	13.804932	2,681,222	0.70%	13.09%
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%
2002	0.25%	535	7.435383	3,978	0.75%	-26.63%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.25%	391,016	$10.883119	$4,255,474	0.00%	14.41%
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%
2002	0.25%	217,507	5.656826	1,230,399	0.00%	-29.52%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.25%	70,676	16.371496	1,157,072	0.68%	11.96%
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%
2002	0.25%	53,464	7.765195	415,158	0.54%	-24.33%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I
2006	0.25%	6,524	10.257708	66,921	0.44%	2.58%	05/01/06

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.25%	3,188,414	10.330569	32,938,131	0.38%	7.68%
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%
2002	0.25%	345,299	6.568116	2,267,964	0.57%	-27.04%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.25%	1,608,848	14.823774	23,849,199	1.07%	17.40%
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%
2002	0.25%	228,358	6.530337	1,491,255	0.55%	-22.33%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.25%	370,160	12.411511	4,594,245	1.10%	14.74%
2005	0.25%	381,782	10.817217	4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%
2002	0.25%	1,058	7.414306	7,844	0.75%	-19.00%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.25%	1,386,376	8.730923	12,104,342	0.00%	2.70%
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%
2002	0.25%	11,391	5.069121	57,742	0.63%	-27.97%

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.25%	121,412	12.399544	1,505,453	4.03%	4.40%
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09%	05/03/04

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.25%	875,682	11.038824	9,666,499	4.19%	3.70%
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.25%	1,287,852	12.506613	16,106,667	4.26%	0.49%
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.25%	3,326,500	11.986960	39,874,622	4.42%	3.59%
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%
2002	0.25%	165	10.331952	1,705	0.98%	3.32%	08/30/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.25%	82,444	$16.283186	$1,342,451	5.53%	8.23%
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%
2002	0.25%	162	10.362072	1,679	1.76%	3.62%	09/30/02

Royce Capital Fund – Micro Cap
2006	0.25%	779,248	22.967474	17,897,358	0.17%	20.77%
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price Equity Income Portfolio – II
2006	0.25%	1,540,034	17.688346	27,240,654	1.35%	18.35%
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price Mid Cap Growth Fund – II
2006	0.25%	560,134	20.137940	11,279,945	0.00%	6.12%
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

T. Rowe Price New America Growth Portfolio
2006	0.25%	86,392	12.056017	1,041,543	0.04%	7.06%
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.25%	66,446	32.731758	2,174,894	0.56%	39.14%
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%
2002	0.25%	399	9.250254	3,691	0.21%	-3.14%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.25%	153,486	32.590053	5,002,117	0.06%	24.18%
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%
2002	0.25%	497	9.692423	4,817	0.75%	-3.08%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.25%	49,984	21.418803	1,070,597	10.28%	10.53%
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%
2002	0.25%	83	12.359143	1,026	8.74%	8.95%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.25%	265,862	9.209696	2,448,508	0.00%	9.00%
2005	0.25%	144,664	8.449046	1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%
2002	0.25%	354	4.200344	1,487	0.00%	-31.33%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.25%	709,670	34.480507	24,469,781	1.07%	37.70%
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%
2002	0.25%	770	11.491482	8,848	4.01%	-1.03%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.25%	594	14.907103	8,855	1.58%	29.76%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.25%	454,354	$13.423088	$6,098,834	0.00%	11.94%
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%
2002	0.25%	182,111	6.914071	1,259,128	0.50%	-27.00%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier (0.40%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.40%	30,412	17.202471	523,162	0.42%	12.75%
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%
2002	0.40%	39,881	9.839124	392,394	0.00%	-1.61%	09/03/02

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%
2002	0.40%	24	9.809368	235	0.00%	-1.91%	09/03/02

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.40%	137,464	19.275099	2,649,632	0.00%	16.06%
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I
2006	0.40%	461,146	17.863705	8,237,776	0.97%	27.72%
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07%	05/03/04

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.40%	395,572	17.896979	7,079,544	1.37%	16.82%
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%
2002	0.40%	5,432	10.011053	54,380	0.00%	0.11%	09/03/02

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.40%	453,968	11.311574	5,135,093	0.57%	13.12%	05/01/06

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.40%	280	14.724248	4,123	1.85%	16.62%
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%
2002	0.40%	2,529,796	8.355578	21,137,908	1.00%	-19.69%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.40%	146,198	14.750278	2,156,461	1.58%	24.53%
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%
2002	0.40%	2,893,353	7.397247	21,402,847	0.78%	-20.69%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.40%	15,632	10.777532	168,474	0.00%	-3.66%
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%
2002	0.40%	4,655	8.016962	37,319	0.66%	-19.83%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.40%	250,854	19.265641	4,832,863	1.41%	18.18%
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%
2002	0.40%	872,044	10.653510	9,290,329	0.75%	-12.97%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.40%	9,374	12.413582	116,365	0.00%	8.57%
2005	0.40%	596	11.433293	6,814	0.00%	14.33%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares
2006	0.40%	206,184	$18.608964	$3,836,871	0.00%	15.06%
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%
2002	0.40%	7,134	9.694252	69,159	0.00%	-3.06%	09/03/02

BlackRock International Index Portfolio – Class II
2006	0.40%	17,946	14.547195	261,064	5.83%	25.18%
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	05/02/05

BlackRock Large Cap Core V.I. Fund – Class II
2006	0.40%	17,728	13.203975	234,080	0.79%	14.16%
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	05/02/05

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.40%	512	15.240875	7,803	0.00%	9.62%
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	27,170	5.555805	150,951	0.00%	-34.42%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	32,357	6.196425	200,498	0.00%	-20.22%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%
2002	0.40%	45,124	8.788383	396,567	0.76%	-23.40%

Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares
2006	0.40%	6,714	17.398454	116,813	0.37%	7.32%
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%
2002	0.40%	2,842	9.966854	28,326	0.60%	-0.33%	09/03/02

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	418,714	15.520951	6,498,839	0.38%	13.96%
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%
2002	0.40%	5,221	7.654697	39,965	0.29%	-23.45%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.40%	90	10.406467	937	0.11%	8.77%
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%
2002	0.40%	368,609	6.983004	2,573,998	0.22%	-29.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.40%	4,780,522	13.685152	65,422,170	1.64%	15.04%
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%
2002	0.40%	14,027,919	8.097446	113,590,317	1.45%	-22.67%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.40%	265,322	13.820624	3,666,916	1.53%	16.01%
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%
2002	0.40%	1,866,807	9.074997	16,941,268	1.22%	-17.05%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.40%	293,760	20.828757	6,118,656	1.25%	22.11%
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%
2002	0.40%	7,620	9.427437	71,837	0.37%	-5.73%	09/03/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.40%	68,922	$14.279265	$984,156	5.17%	3.74%
2005	0.40%	592,368	13.764550	8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%
2002	0.40%	2,571,167	12.682507	32,608,843	3.20%	8.87%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.40%	520,282	16.022504	8,336,220	3.15%	19.60%
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%
2002	0.40%	2,559,502	8.838834	22,623,013	1.50%	-17.33%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.40%	245,682	12.653389	3,108,710	0.28%	6.31%
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%
2002	0.40%	3,005,019	8.313850	24,983,277	0.14%	-30.48%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.40%	244	10.547905	2,574	7.58%	10.73%
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%
2002	0.40%	774,551	6.765203	5,239,995	9.18%	3.20%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.40%	581,496	15.169405	8,820,948	0.84%	17.48%
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%
2002	0.40%	1,627,578	6.758846	11,000,549	0.64%	-20.66%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.40%	967,474	19.486792	18,852,965	1.12%	11.15%
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%
2002	0.40%	1,492,216	10.257824	15,306,889	0.69%	-9.79%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.40%	880	11.183530	9,842	3.34%	3.88%
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%
2002	0.40%	402,649	6.381088	2,569,339	0.93%	-22.23%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.40%	35,172	23.049221	810,687	0.23%	12.14%
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.40%	14	15.797724	221	0.49%	15.73%
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%
2002	0.40%	953	7.489405	7,137	0.00%	-25.11%	05/01/02

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.40%	62,174	13.213518	821,537	0.76%	16.52%
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	05/02/05
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.40%	494,684	$19.549201	$9,670,677	1.24%	20.96%
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.68%
2002	0.40%	14,717	9.474024	139,429	0.00%	-5.26%	09/03/02

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.40%	316,790	24.714946	7,829,448	0.71%	36.17%
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%
2002	0.40%	10,388	6.940105	72,094	0.23%	-15.57%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.40%	230,582	15.107048	3,483,413	7.41%	10.16%
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%
2002	0.40%	555,227	10.070195	5,591,244	10.09%	2.81%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.40%	5,096	19.464132	99,189	1.89%	19.84%
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.40%	18,258	13.442227	245,428	0.00%	2.30%
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%
2002	0.40%	292	8.317804	2,429	0.00%	-16.82%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.40%	238,650	3.444715	822,081	0.00%	10.73%
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%
2002	0.40%	46,574	1.954523	91,030	0.67%	-43.01%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.40%	2,542	20.110980	51,122	2.84%	37.01%
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%
2002	0.40%	2,326	8.660608	20,145	0.61%	-13.39%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.40%	445,662	15.186518	6,768,054	3.95%	2.93%
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%
2002	0.40%	9,515,935	13.728864	130,642,977	4.66%	10.54%

Gartmore GVIT – Growth Fund: Class I
2006	0.40%	4	6.904680	28	0.05%	5.75%
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%
2002	0.40%	174,753	4.322008	755,284	0.00%	-29.01%

Gartmore GVIT – International Growth Fund – Class I
2006	0.40%	416	13.099372	5,449	0.84%	32.44%
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%
2002	0.40%	40,096	4.964024	199,038	0.00%	-24.41%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.40%	171,634	$15.493861	$2,659,273	2.11%	16.40%
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%
2002	0.40%	4,346	8.300685	36,075	0.86%	-16.99%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.40%	92,396	12.204705	1,127,666	3.23%	5.74%
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%
2002	0.40%	6,694	10.013037	67,027	2.18%	0.13%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.40%	490,632	13.823999	6,782,496	2.47%	10.91%
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%
2002	0.40%	9,222	9.106228	83,978	1.66%	-8.94%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.40%	268,984	14.829966	3,989,024	2.25%	14.08%
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%
2002	0.40%	14,555	8.655338	125,978	1.05%	-13.45%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.40%	820,496	13.049356	10,706,944	2.84%	7.99%
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%
2002	0.40%	4,849	9.606563	46,582	1.99%	-3.93%	01/25/02

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.40%	608	12.170646	7,400	2.25%	11.80%
2005	0.40%	39,454	10.885904	429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%
2002	0.40%	943,228	8.363123	7,888,332	2.28%	-12.66%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.40%	94	13.633719	1,282	0.00%	9.47%
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%
2002	0.40%	1,062,592	7.106122	7,550,908	0.00%	-37.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.40%	660,842	21.263963	14,052,120	1.14%	9.45%
2005	0.40%	746,512	19.427688	14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
2002	0.40%	922,042	11.255500	10,378,044	0.45%	-15.64%

Gartmore GVIT – Money Market Fund – Class I
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%
2002	0.40%	4,829,326	11.838269	57,170,860	1.51%	0.81%

Gartmore GVIT – Money Market Fund – Class V
2006	0.40%	4,048,114	10.763797	43,573,077	4.63%	4.20%
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%
2002	0.40%	15,116,078	10.014669	151,382,518	0.28%	0.15%	10/21/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide® Fund – Class I
2006	0.40%	31,470	$12.805324	$402,984	1.09%	13.18%
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%
2002	0.40%	368,763	7.615719	2,808,395	0.95%	-17.68%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.40%	54	15.818643	854	0.70%	15.58%
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.40%	106,988	16.842189	1,801,912	0.00%	2.80%
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%
2002	0.40%	312,346	10.074004	3,146,575	0.00%	-33.55%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.40%	104,786	24.553275	2,572,839	0.43%	16.83%
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%
2002	0.40%	1,401,972	11.216089	15,724,643	0.01%	-27.45%

Gartmore GVIT – Small Company Fund – Class I
2006	0.40%	428,830	22.410227	9,610,178	0.10%	11.59%
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%
2002	0.40%	2,331,936	10.781666	25,142,155	0.00%	-17.66%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%
2002	0.40%	6,098	2.190553	13,358	0.00%	-43.09%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.40%	118	15.415524	1,819	0.27%	-0.69%
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.40%	2	13.317925	27	1.73%	15.44%
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%
2002	0.40%	254,670	7.252185	1,846,914	1.34%	-25.44%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.40%	34,566	14.839152	512,930	4.07%	4.42%
2005	0.40%	89,110	14.210938	1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%
2002	0.40%	775,887	11.784392	9,143,357	4.49%	6.78%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.40%	24	15.509710	372	0.85%	25.38%
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%
2002	0.40%	82,915	6.666122	552,722	2.00%	-25.69%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.40%	1,066,122	$20.590810	$21,952,316	0.98%	15.70%
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%
2002	0.40%	7,368	9.877029	72,774	0.27%	-1.23%	09/03/02

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.40%	165,700	14.456527	2,395,447	1.99%	9.98%
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%
2002	0.40%	977	10.033996	9,803	2.14%	0.34%	09/03/02

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.40%	228,352	9.171618	2,094,357	0.14%	8.68%
2005	0.40%	217,772	8.438947	1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%
2002	0.40%	1,902,427	5.349794	10,177,593	0.32%	-16.26%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.40%	52	4.200294	218	0.00%	7.40%
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%
2002	0.40%	783,206	2.408830	1,886,610	0.00%	-41.17%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.40%	43,784	14.131910	618,752	1.89%	46.05%
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%
2002	0.40%	3,375,569	4.648509	15,691,363	0.70%	-26.05%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.40%	83,526	17.561058	1,466,805	0.00%	10.95%
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%
2002	0.40%	19,940	10.070202	200,800	0.00%	0.70%	09/18/02

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2006	0.40%	2,838	19.163821	54,387	1.18%	16.26%
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%
2002	0.40%	39,000	9.922131	386,963	0.00%	-0.78%	09/18/02

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.40%	7,064	12.586028	88,908	0.89%	11.78%
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	05/02/05

Nationwide® GVIT Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%
2002	0.40%	30,787	6.735208	207,357	0.03%	-25.66%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.40%	7,818	14.999423	117,265	0.00%	4.83%
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%
2002	0.40%	3,552	10.057930	35,726	0.00%	0.58%	09/03/02

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.40%	74	14.282531	1,057	0.70%	12.93%
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%
2002	0.40%	1,042,854	7.738827	8,070,467	0.75%	-26.74%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.40%	97,186	$16.121456	$1,566,780	0.00%	14.24%
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%
2002	0.40%	1,801,971	8.429938	15,190,504	0.00%	-29.62%

Neuberger Berman Advisers Management Trust – Partners Portfolio®– Class I
2006	0.40%	414	15.348160	6,354	0.68%	11.79%
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%
2002	0.40%	341,601	7.323519	2,501,721	0.54%	-24.45%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class I
2006	0.40%	34,570	10.247505	354,256	0.44%	2.48%	05/01/06

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.40%	1,040,592	14.821276	15,422,901	0.38%	7.52%
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%
2002	0.40%	3,582,220	9.479881	33,959,019	0.57%	-27.15%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.40%	898,758	14.676391	13,190,524	1.07%	17.22%
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%
2002	0.40%	1,442,545	6.504237	9,382,655	0.55%	-22.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.40%	3,524	11.856561	41,783	1.10%	14.57%
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%
2002	0.40%	704,851	7.125335	5,022,300	0.75%	-19.12%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.40%	986	13.200215	13,015	0.00%	2.55%
2005	0.40%	5,300	12.872483	68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%
2002	0.40%	2,442,509	7.709999	18,831,742	0.63%	-28.08%

PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares
2006	0.40%	2,542	12.350260	31,394	4.03%	4.24%
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98%	05/03/04

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.40%	995,170	10.967285	10,914,313	4.19%	3.55%
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%
2002	0.40%	45,027	10.182621	458,493	0.26%	1.83%	09/03/02

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.40%	1,442,470	12.425357	17,923,205	4.26%	0.34%
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%
2002	0.40%	48,671	10.358691	504,168	0.39%	3.59%	08/30/02

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.40%	3,150,134	11.909077	37,515,188	4.42%	3.43%
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%
2002	0.40%	185,190	10.326715	1,912,404	0.98%	3.27%	08/30/02
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer Variable Contracts Trust – Pioneer High Yield VCT Portfolio – Class I
2006	0.40%	280,054	$16.177661	$4,530,619	5.53%	8.07%
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%
2002	0.40%	211	10.356990	2,185	1.76%	3.57%	09/03/02

Royce Capital Fund – Micro Cap
2006	0.40%	767,354	22.819241	17,510,436	0.17%	20.59%
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%
2002	0.40%	43,606	10.104573	440,620	0.00%	1.05%	09/03/02

T. Rowe Price Equity Income Portfolio – II
2006	0.40%	1,391,756	17.574134	24,458,906	1.35%	18.18%
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%
2002	0.40%	16,487	10.116880	166,797	0.77%	1.17%	09/03/02

T. Rowe Price Mid Cap Growth Fund – II
2006	0.40%	256,586	20.007898	5,133,747	0.00%	5.96%
2005	0.40%	453,782	18.882872	8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%
2002	0.40%	11,398	10.243767	116,758	0.00%	2.44%	09/03/02

T. Rowe Price New America Growth Portfolio
2006	0.40%	551,676	12.008095	6,624,578	0.04%	6.90%
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95%	05/03/04

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%
2002	0.40%	170,526	6.907806	1,177,961	0.21%	-3.29%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%
2002	0.40%	38,434	7.898317	303,564	0.75%	-3.22%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.40%	81,282	19.875581	1,615,527	10.28%	10.37%
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%
2002	0.40%	159,659	11.537562	1,842,076	8.74%	8.79%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.40%	44,880	9.118070	409,219	0.00%	8.84%
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%
2002	0.40%	265,456	4.183540	1,110,546	0.00%	-31.43%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.40%	290,660	35.340571	10,272,090	1.07%	37.50%
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%
2002	0.40%	636,267	11.848822	7,539,014	4.01%	-1.18%

W&R Target Funds, Inc. – Growth Portfolio
2006	0.40%	1,882	12.243877	23,043	0.00%	4.62%

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.40%	2,546	14.870055	37,859	1.58%	29.57%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.40%	126	$13.289662	$1,674	0.00%	11.77%
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%
2002	0.40%	1,740,569	6.886442	11,986,327	0.50%	-27.11%

Contract Owners’ Equity Total By Year

2006				$4,464,442,368

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

2002				$2,276,440,710

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(b)	Not Applicable

(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-59517) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(g)	Form of Reinsurance Contracts - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(h)	Form of Participation Agreements - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures - Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(99)     Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance, Investments, and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management, Inc.)	Delaware		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.                                                                Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 32.          Management Services

Not Applicable

Item 33.          Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2007.

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 26th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact